UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, 18th Floor, Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Philip K. Holl, Esq.

Secretary

865 South Figueroa Street, 18th Floor

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments. – The Schedule of Investments are filed herewith.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	January 31, 2011

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.5% of Net Assets)
41,540	Honeywell International, Inc.	$2,326,655

	Air Freight & Logistics (2.3%)
20,105	C.H. Robinson Worldwide, Inc.	1,549,895

	Airlines (2.5%)
143,495	Delta Air Lines, Inc. (1)	1,674,587

	Capital Markets (7.0%)
18,495	Goldman Sachs Group, Inc. (The)	3,026,152
24,900	T. Rowe Price Group, Inc.	1,641,408

	Total Capital Markets	4,667,560

	Chemicals (11.2%)
20,535	Air Products & Chemicals, Inc.	1,791,679
57,700	Dow Chemical Co. (The)	2,047,196
38,047	Ecolab, Inc.	1,890,555
19,030	Praxair, Inc.	1,770,551

	Total Chemicals	7,499,981

	Commercial Banks (5.3%)
108,692	Wells Fargo & Co.	3,523,795

	Communications Equipment (3.0%)
25,062	Motorola Mobility Holdings, Inc. (1)	698,478
34,042	Motorola Solutions, Inc. (1)	1,319,808

	Total Communications Equipment	2,018,286

	Computers & Peripherals (5.1%)
3,400	Apple, Inc. (1)	1,153,688
49,700	Hewlett-Packard Co.	2,270,793

	Total Computers & Peripherals	3,424,481

	Diversified Financial Services (8.5%)
394,700	Citigroup, Inc. (1)	1,902,454
84,883	JPMorgan Chase & Co.	3,814,642

	Total Diversified Financial Services	5,717,096

	Electrical Equipment (3.2%)
26,230	Rockwell Automation, Inc.	2,124,892

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Energy Equipment & Services (12.0%)
40,755	Cameron International Corp. (1)	$2,172,242
53,453	Halliburton Co.	2,405,385
29,870	Schlumberger, Ltd.	2,658,131
35,087	Weatherford International, Ltd. (1)	832,264

	Total Energy Equipment & Services	8,068,022

	Food & Staples Retailing (3.1%)
61,100	CVS Caremark Corp.	2,089,620

	Food Products (0.7%)
15,900	Kraft Foods, Inc.	486,063

	Household Durables (2.4%)
21,700	Stanley Black & Decker, Inc.	1,577,156

	Insurance (3.3%)
35,530	ACE, Ltd. (1)	2,188,293

	Life Sciences Tools & Services (3.2%)
37,930	Thermo Fisher Scientific, Inc. (1)	2,172,251

	Machinery (6.1%)
27,680	Danaher Corp.	1,274,941
36,055	SPX Corp.	2,825,991

	Total Machinery	4,100,932

	Metals & Mining (1.2%)
11,860	Agnico-Eagle Mines, Ltd.	811,698

	Multiline Retail (3.5%)
45,485	Kohl’s Corp. (1)	2,309,728

	Oil, Gas & Consumable Fuels (4.9%)
7,930	Apache Corp.	946,525
43,400	Denbury Resources, Inc. (1)	883,190
14,714	Occidental Petroleum Corp.	1,422,549

	Total Oil, Gas & Consumable Fuels	3,252,264

	Pharmaceuticals (2.3%)
22,000	Allergan, Inc.	1,553,420

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Road & Rail (0.9%)
6,600	Union Pacific Corp.	$624,558

	Specialty Retail (2.5%)
46,325	Home Depot, Inc. (The)	1,703,370

	Total Common Stock (Cost: $55,048,838) (97.7%)	65,464,603

Principal Amount	Short-Term Investments
$ 2,731,812	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/11 (collateralized by $2,670,000, U.S. Treasury Note, 2.50%, due 04/30/15, valued at $2,790,951) (Total Amount to be Received Upon Repurchase $2,731,813)	2,731,812

	Total Short-Term Investments (Cost: $2,731,812) (4.1%)	2,731,812

	Total Investments (Cost: $57,780,650) (101.8%)	68,196,415
	Liabilities in Excess of Other Assets (-1.8%)	(1,177,431)

	Net Assets (100.0%)	$67,018,984

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Investments by Industry (Unaudited)	January 31, 2011

Industry	Percentage of Net Assets
Aerospace & Defense	3.5%
Air Freight & Logistics	2.3
Airlines	2.5
Capital Markets	7.0
Chemicals	11.2
Commercial Banks	5.3
Communications Equipment	3.0
Computers & Peripherals	5.1
Diversified Financial Services	8.5
Electrical Equipment	3.2
Energy Equipment & Services	12.0
Food & Staples Retailing	3.1
Food Products	0.7
Household Durables	2.4
Insurance	3.3
Life Sciences Tools & Services	3.2
Machinery	6.1
Metals & Mining	1.2
Multiline Retail	3.5
Oil, Gas & Consumable Fuels	4.9
Pharmaceuticals	2.3
Road & Rail	0.9
Specialty Retail	2.5
Short-Term Investments	4.1

Total	101.8%

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	January 31, 2011

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.8% of Net Assets)
337,900	Honeywell International, Inc.	$18,925,779

	Automobiles (0.9%)
153,800	Harley-Davidson, Inc.	6,098,170

	Capital Markets (6.5%)
228,045	Ameriprise Financial, Inc.	14,058,974
374,100	Blackstone Group, LP (The)	5,884,593
466,700	Morgan Stanley	13,720,980
217,800	State Street Corp.	10,175,616

	Total Capital Markets	43,840,163

	Chemicals (2.6%)
342,200	Du Pont (E.I.) de Nemours & Co.	17,342,696

	Commercial Services & Supplies (3.0%)
291,500	Avery Dennison Corp.	12,269,235
212,900	Waste Management, Inc.	8,062,523

	Total Commercial Services & Supplies	20,331,758

	Communications Equipment (1.9%)
204,862	Motorola Mobility Holdings, Inc. (1)	5,709,504
185,785	Motorola Solutions, Inc. (1)	7,202,884

	Total Communications Equipment	12,912,388

	Computers & Peripherals (0.6%)
300,700	Dell, Inc. (1)	3,957,212

	Consumer Finance (1.1%)
168,100	American Express Co.	7,292,178

	Containers & Packaging (2.5%)
589,800	Packaging Corp. of America	16,661,850

	Diversified Financial Services (3.4%)
513,900	JPMorgan Chase & Co.	23,094,666

	Diversified Telecommunication Services (4.5%)
564,800	AT&T, Inc.	15,543,296
1,112,954	Windstream Corp.	14,256,941

	Total Diversified Telecommunication Services	29,800,237

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Electric Utilities (1.8%)
331,500	American Electric Power Co., Inc.	$11,827,920

	Electronic Equipment, Instruments & Components (3.0%)
561,300	Tyco Electronics, Ltd.	20,335,899

	Energy Equipment & Services (5.3%)
266,800	Baker Hughes, Inc.	18,278,468
318,800	Ensco International PLC (SP ADR) (United Kingdom)	17,323,592

	Total Energy Equipment & Services	35,602,060

	Food & Staples Retailing (1.1%)
212,800	CVS Caremark Corp.	7,277,760

	Food Products (2.7%)
587,000	Kraft Foods, Inc.	17,944,590

	Health Care Providers & Services (1.0%)
971,785	Tenet Healthcare Corp. (1)	6,462,370

	Household Durables (1.8%)
606,071	Lennar Corp.	11,733,535

	Household Products (2.1%)
220,300	Kimberly-Clark Corp.	14,260,019

	Industrial Conglomerates (7.1%)
756,750	General Electric Co.	15,240,945
589,800	Textron, Inc.	15,505,842
377,500	Tyco International, Ltd.	16,923,325

	Total Industrial Conglomerates	47,670,112

	Insurance (4.7%)
121,200	Allstate Corp. (The)	3,774,168
351,100	MBIA, Inc. (1)	3,756,770
464,600	Old Republic International Corp.	5,682,058
321,500	Travelers Cos., Inc. (The)	18,087,590

	Total Insurance	31,300,586

	IT Services (2.5%)
101,900	International Business Machines Corp.	16,507,800

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Life Sciences Tools & Services (0.9%)
106,600	Thermo Fisher Scientific, Inc. (1)	$6,104,982

	Media (4.4%)
398,600	CBS Corp. - Class B	7,904,238
530,950	Comcast Corp.	12,079,113
773,400	Regal Entertainment Group	9,404,544

	Total Media	29,387,895

	Metals & Mining (3.4%)
724,400	Alcoa, Inc.	12,003,308
192,300	United States Steel Corp.	11,089,941

	Total Metals & Mining	23,093,249

	Oil, Gas & Consumable Fuels (8.9%)
112,800	Anadarko Petroleum Corp.	8,694,624
254,700	Chevron Corp.	24,178,671
220,300	Devon Energy Corp.	19,538,407
295,600	Valero Energy Corp.	7,496,416

	Total Oil, Gas & Consumable Fuels	59,908,118

	Paper & Forest Products (1.2%)
276,100	MeadWestvaco Corp.	7,904,743

	Pharmaceuticals (3.9%)
921,900	Pfizer, Inc.	16,797,018
171,300	Watson Pharmaceuticals, Inc. (1)	9,339,276

	Total Pharmaceuticals	26,136,294

	Real Estate Investment Trusts (REITs) (0.5%)
172,500	Kimco Realty Corp.	3,120,525

	Semiconductors & Semiconductor Equipment (3.4%)
711,400	Intel Corp.	15,266,644
206,600	Microchip Technology, Inc.	7,534,702

	Total Semiconductors & Semiconductor Equipment	22,801,346

	Software (2.2%)
305,100	CA, Inc.	7,261,380
420,800	Symantec Corp. (1)	7,410,288

	Total Software	14,671,668

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Specialty Retail (5.2%)
337,600	Foot Locker, Inc.	$6,029,536
508,200	Gap, Inc. (The)	9,793,014
508,200	Home Depot, Inc. (The)	18,686,514

	Total Specialty Retail	34,509,064

	Thrifts & Mortgage Finance (1.8%)
649,800	New York Community Bancorp, Inc.	11,904,336

	Wireless Telecommunication Services (1.2%)
1,835,700	Sprint Nextel Corp. (1)	8,297,364

	Total Common Stock (Cost: $603,377,645) (99.9%)	669,019,332

	Total Investments (Cost: $603,377,645) (99.9%)	669,019,332
	Excess of Other Assets over Liabilities (0.1%)	841,756

	Net Assets (100.0%)	$669,861,088

Notes to the Schedule of Investments:

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Investments by Industry (Unaudited)	January 31, 2011

Industry	Percentage of Net Assets
Aerospace & Defense	2.8%
Automobiles	0.9
Capital Markets	6.5
Chemicals	2.6
Commercial Services & Supplies	3.0
Communications Equipment	1.9
Computers & Peripherals	0.6
Consumer Finance	1.1
Containers & Packaging	2.5
Diversified Financial Services	3.4
Diversified Telecommunication Services	4.5
Electric Utilities	1.8
Electronic Equipment, Instruments and Components	3.0
Energy Equipment & Services	5.3
Food & Staples Retailing	1.1
Food Products	2.7
Health Care Providers & Services	1.0
Household Durables	1.8
Household Products	2.1
Industrial Conglomerates	7.1
Insurance	4.7
IT Services	2.5
Life Sciences Tools & Services	0.9
Media	4.4
Metals & Mining	3.4
Oil, Gas & Consumable Fuels	8.9
Paper & Forest Products	1.2
Pharmaceuticals	3.9
Real Estate Investment Trusts (REITs)	0.5
Semiconductors & Semiconductor Equipment	3.4
Software	2.2
Specialty Retail	5.2
Thrifts & Mortgage Finance	1.8
Wireless Telecommunication Services	1.2

Total	99.9%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Equities Fund

Schedule of Investments (Unaudited)	January 31, 2011

Number of Shares	Equity Securities	Value
	Common Stock
	Brazil (10.0% of Net Assets)
23,500	Aliansce Shopping Centers S.A.	$183,269
13,140	Banco Bradesco S.A. (ADR)	248,609
13,800	Banco do Brasil, S.A.	246,371
6,227	BM&FBovespa S.A.	43,519
24,803	Brasil Brokers Participacoes S.A.	120,522
20,648	Fibria Celulose S.A. (SP ADR)(1)	316,121
17,469	Fleury S.A.	261,990
54,696	PDG Realty S.A. Empreendimentos e Participacoes	302,527
23,490	Petroleo Brasileiro S.A. (SP ADR)	781,043

	Total Brazil (Cost: $2,600,381)	2,503,971

	China (18.5%)
245,736	361 Degrees International, Ltd.	172,425
18,220	7 Days Group Holdings, Ltd. (ADR)(1)	331,604
3,600	Baidu.com, Inc. (SP ADR)(1)	391,068
99,397	BBMG Corp.	134,576
364,181	China CITIC Bank Corp., Ltd. - Class H	238,811
212,935	China Construction Bank Corp. - Class H	188,457
105,000	China High Speed Transmission Equipment Group Co., Ltd.	161,455
93,163	China Life Insurance Co., Ltd. - Class H	363,287
7,820	China Mobile, Ltd. (SP ADR)	384,275
1,070	CNOOC, Ltd. (ADR)	238,246
3,300	Ctrip.com International, Ltd. (ADR)(1)	135,828
25,687	Dongfang Electric Corp., Ltd.	109,238
470,110	Evergrande Real Estate Group, Ltd.	250,474
5,910	Home Inns & Hotels Management, Inc. (ADR)(1)	199,344
338,919	Industrial and Commercial Bank of China, Ltd. - Class H	253,651
2,933	PetroChina Co., Ltd. (ADR)	408,479
699,737	Renhe Commercial Holdings Co., Ltd.	117,036
171,786	Shanghai Electric Group Co., Ltd.	103,720
6,563	Spreadtrum Communications, Inc. (ADR)(1)	141,105
5,968	Tencent Holdings, Ltd.	155,128
60,000	Yanzhou Coal Mining Co., Ltd. - Class H	175,406

	Total China (Cost: $4,760,031)	4,653,613

	Colombia (Cost: $158,804) (0.8%)
5,722	Pacific Rubiales Energy Corp. (1)	197,486

See accompanying notes to Schedule of Investments.

Number of Shares	Equity Securities	Value
	India (8.0%)
7,379	Bharat Heavy Electricals, Ltd.	$356,480
9,924	ICICI Bank, Ltd. (SP ADR)	430,106
7,335	Infosys Technologies, Ltd. (SP ADR)	496,653
23,200	Oriental Bank of Commerce	167,245
6,666	Reliance Industries, Ltd., (144A) (GDR)(2)	265,026
17,850	Sun Pharmaceutical Industries, Ltd.	171,347
11,882	Wipro, Ltd.	114,502

	Total India (Cost: $2,047,370)	2,001,359

	Indonesia (4.1%)
40,473	Astra International Tbk PT	220,373
441,448	Bank Rakyat Indonesia Tbk PT	238,162
250,650	Indofood Sukses Makmur Tbk PT	130,810
283,293	Perusahaan Gas Negara (Persero) Tbk PT	133,211
126,378	United Tractors Tbk PT	300,448

	Total Indonesia (Cost: $967,421)	1,023,004

	Kazakhstan (Cost: $404,820) (1.3%)
50,901	Kazkommertsbank, (Reg. S) (GDR)(1)	340,019

	Mexico (6.1%)
6,619	America Movil, S.A.B. de C.V., Series L (ADR)	377,217
37,942	Corporacion GEO S.A.B. de C.V., Series B (1)	129,893
2,300	Fomento Economico Mexicano S.A.B. de C.V. (SP ADR)	122,061
144,265	Grupo Mexico S.A.B. de C.V., Series B	566,428
4,846	Grupo Televisa S.A. (SP ADR)	116,595
323,983	Sare Holding S.A.B. de C.V. Class B (1)	93,207
7,942	Telefonos de Mexico S.A.B. de C.V. (SP ADR)	137,476

	Total Mexico (Cost: $1,229,202)	1,542,877

	Philippines (Cost: $98,554) (0.4%)
5,500	Globe Telecom, Inc.	95,934

	Russia (14.6%)
16,505	Alliance Oil Co., Ltd. (ADR)(1)	278,645
10,930	CTC Media, Inc.	241,662
9,991	Eurasia Drilling Co., Ltd., (Reg. S) (GDR)	303,931
11,320	Gazprom Neft JSC (SP ADR)	249,508
704,250	IDGC Holding JSC (1)	132,293

See accompanying notes to Schedule of Investments.

Number of Shares	Equity Securities	Value
	Russia (Continued)
8,670	LSR Group	$316,230
8,836	LSR Group OJSC, (Reg. S) (GDR)(1)	86,470
18,700	M Video OJSC	171,844
6,611	Novorossiysk Sea Trade Port, (Reg. S) (GDR)(1)	69,156
78,262	PIK Group, (Reg. S) (GDR)(1)	326,665
26,484	Raspadskaya (1)	201,068
567	Rosinter Restaurants Holdings OJSC (1)	12,862
184,183	Sberbank/Savings Bank of the Russian Federation	655,074
1,861	Vsmpo-Avisma Corp.	219,791
6,750	X5 Retail Group N.V., (Reg. S) (GDR)(1)	285,930
2,920	X5 Retail Group N.V., (Reg. S) (GDR)(1)	124,031

	Total Russia (Cost: $3,401,607)	3,675,160

	South Africa (4.2%)
2,628	Anglo Platinum, Ltd. (1)	258,173
22,361	Aveng, Ltd.	118,362
6,976	Impala Platinum Holdings, Ltd.	198,610
3,249	Naspers, Ltd. - N Shares	169,145
20,585	Standard Bank Group, Ltd.	301,750

	Total South Africa (Cost: $1,005,660)	1,046,040

	South Korea (12.1%)
2,015	Glovis Co., Ltd. (1)	280,989
2,580	Hynix Semiconductor, Inc. (1)	68,436
1,986	Hyundai Mobis (1)	459,028
2,700	Kia Motors Corp.	132,282
24,490	Korea Exchange Bank	229,970
3,410	KT Corp.	127,313
285	LG Chem, Ltd.	107,246
10,790	LG Telecom, Ltd.	63,084
908	POSCO	368,933
1,825	Samsung C&T Corp.	116,683
937	Samsung Electronics Co., Ltd.	822,673
1,449	Shinhan Financial Group Co., Ltd.	64,321
421	Shinsegae Co., Ltd.	216,263

	Total South Korea (Cost: $2,868,997)	3,057,221

See accompanying notes to Schedule of Investments.

Number of Shares	Equity Securities	Value
	Taiwan (2.7%)
80,045	Hon Hai Precision Industry Co., Ltd. (Foxconn) (1)	$341,503
10,163	HTC Corp.	341,640

	Total Taiwan (Cost: $636,731)	683,143

	Thailand (5.1%)
56,375	Bangkok Bank Public Co., Ltd.	275,407
19,300	Bangkok Bank Public Co., Ltd. (NVDR)	93,354
4,300	Banpu Public Co., Ltd.	102,443
8,207	Banpu Public Co., Ltd. (NVDR) (ADR)	194,704
47,501	Kasikornbank Public Co., Ltd. (NVDR) (ADR)	177,542
60,089	PTT Exploration & Production Public Co., Ltd.	313,643
1,813,000	Quality Houses Public Co., Ltd. - Class F	120,345

	Total Thailand (Cost: $1,129,314)	1,277,438

	Turkey (0.8%)
87,081	Turk Ekonomi Bankasi A.S.	99,129
24,461	Turkiye Garanti Bankasi A.S.	109,341

	Total Turkey (Cost: $256,940)	208,470

	Total Common Stock (Cost: $21,565,832) (88.7%)	22,305,735

	Preferred Stock
	Brazil (4.6%)
14,828	Itau Unibanco Holding S.A., 0.38% (ADR)	318,802
28,481	Lojas Americanas S.A., 0.22%	228,777
7,966	Usinas Siderurgicas de Minas Gerais S.A, 1.69%	92,852
16,805	Vale S.A., 1.90% (ADR)	520,619

	Total Brazil (Cost: $1,114,450)	1,161,050

	Russia (1.0%)
14,880	Mechel, 0.51% (SP ADR)	146,568
44,000	Sberbank of Russia, 0.71%	105,506

	Total Russia (Cost: $216,711)	252,074

	South Korea (Cost: $217,634) (1.0%)
4,467	Hyundai Motor Co., 1.89%	246,684

	Total Preferred Stock (Cost: $1,548,795) (6.6%)	1,659,808

See accompanying notes to Schedule of Investments.

Number of Shares	Equity Securities	Value
	Warrants
	Brazil (Cost: $64,468) (0.2%)
10,000	PDG Realty S.A. Empreendimentos e Participacoes (Low Exercise Call Warrants issued by UBS AG), Expires 11/10/11 (1)	$55,311

	India (Cost: $82,730) (0.3%)
38,030	Power Grid Corp. of India, Ltd. (Low Exercise Call Warrants issued by JP Morgan Chase & Co.), Expires 11/16/15 (1)	80,086

	Total Warrants (Cost: $147,198) (0.5%)	135,397

	Total Equity Securities (Cost: $23,261,825) (95.8%)	24,100,940

Principal Amount	Short-Term Investments
747,329	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/11 (collateralized by $730,000, U.S. Treasury Note, 2.50%, due 04/30/15 valued at $763,069) (Total Amount to be Received Upon Repurchase $747,330)	747,329

	Total Short-Term Investments (Cost: $747,329) (3.0%)	747,329

	Total Investments (Cost: $24,009,154) (98.8%)	24,848,269
	Excess of Other Assets over Liabilities (1.2%)	304,510

	Total Net Assets (100.0%)	$25,152,779

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

NVDR	-	Non-Voting Depositary Receipt.

Reg. S	-	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the value of these securities amounted to $265,026 or 1.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Equities Fund

Investments by Industry (Unaudited)	January 31, 2011

Industry	Percentage of Net Assets
Air Freight & Logistics	1.1%
Auto Components	1.8
Automobiles	2.4
Beverages	0.5
Chemicals	0.4
Commercial Banks	19.0
Communications Equipment	1.4
Construction & Engineering	0.5
Construction Materials	2.0
Diversified Financial Services	0.5
Diversified Telecommunication Services	1.2
Electric Utilities	0.5
Electrical Equipment	2.8
Electronic Equipment, Instruments and Components	1.3
Energy Equipment & Services	1.2
Food & Staples Retailing	2.5
Food Products	0.5
Gas Utilities	0.5
Health Care Providers & Services	1.0
Hotels, Restaurants & Leisure	2.7
Household Durables	3.6
Insurance	1.4
Internet Software & Services	2.2
IT Services	2.5
Machinery	1.2
Media	2.2
Metals & Mining	10.3
Multiline Retail	0.9
Oil, Gas & Consumable Fuels	12.7
Paper & Forest Products	1.3
Pharmaceuticals	0.7
Real Estate	1.0
Real Estate Management & Development	2.2
Semiconductors & Semiconductor Equipment	4.2
Specialty Retail	0.7
Textiles, Apparel & Luxury Goods	0.7
Trading Companies & Distributors	0.5
Transportation Infrastructure	0.3
Wireless Telecommunication Services	3.4
Short-Term Investments	3.0

Total	98.8%

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	January 31, 2011

Number of Shares	Common Stock	Value
	Aerospace & Defense (4.3% of Net Assets)
5,025	Honeywell International, Inc.	$281,450
2,900	Precision Castparts Corp.	414,671
21,020	Spirit AeroSystems Holdings, Inc. (1)	496,493

	Total Aerospace & Defense	1,192,614

	Beverages (0.9%)
4,120	Coca-Cola Co. (The)	258,942

	Biotechnology (1.8%)
510	Clinical Data, Inc. (1)	15,167
3,532	Dendreon Corp. (1)	123,761
6,696	Human Genome Sciences, Inc. (1)	162,445
1,235	InterMune, Inc. (1)	46,152
2,804	Ironwood Pharmaceuticals, Inc. (1)	30,255
3,005	Vertex Pharmaceuticals, Inc. (1)	116,865

	Total Biotechnology	494,645

	Capital Markets (5.8%)
3,115	Goldman Sachs Group, Inc. (The)	509,676
45,870	HFF, Inc. (1)	578,421
11,301	Janus Capital Group, Inc.	145,896
5,415	T. Rowe Price Group, Inc.	356,957

	Total Capital Markets	1,590,950

	Chemicals (4.7%)
3,540	Air Products & Chemicals, Inc.	308,865
789	CF Industries Holdings, Inc.	106,546
7,345	LyondellBasell Industries NV (1)	263,979
4,100	Mosaic Co. (The)	332,264
3,065	Praxair, Inc.	285,168

	Total Chemicals	1,296,822

	Commercial Banks (0.0%)
291	First Republic Bank (1)	8,652
377	Wilshire Bancorp, Inc.	2,420

	Total Commercial Banks	11,072

	Commercial Services & Supplies (0.6%)
1,830	Clean Harbors, Inc. (1)	164,773

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Communications Equipment (5.9%)
5,390	Aruba Networks, Inc. (1)	$116,155
14,465	Cisco Systems, Inc. (1)	305,935
16,325	Qualcomm, Inc.	883,672
5,310	Research In Motion, Ltd. (1)	313,874

	Total Communications Equipment	1,619,636

	Computers & Peripherals (5.9%)
3,564	Apple, Inc. (1)	1,209,336
10,750	EMC Corp. (1)	267,568
14,595	SMART Technologies, Inc. (1)	137,485

	Total Computers & Peripherals	1,614,389

	Consumer Finance (0.5%)
2,225	Green Dot Corp. (1)	139,975

	Diversified Financial Services (0.5%)
4,357	MSCI, Inc. (1)	149,140

	Energy Equipment & Services (6.4%)
6,415	Cameron International Corp. (1)	341,919
335	CARBO Ceramics, Inc.	38,579
1,294	Core Laboratories N.V.	118,090
3,396	FMC Technologies, Inc. (1)	319,224
7,319	Lufkin Industries, Inc.	488,324
1,720	Oceaneering International, Inc. (1)	132,836
13,080	Weatherford International, Ltd. (1)	310,257

	Total Energy Equipment & Services	1,749,229

	Food & Staples Retailing (1.7%)
10,110	CVS Caremark Corp.	345,762
3,636	United Natural Foods, Inc. (1)	134,532

	Total Food & Staples Retailing	480,294

	Food Products (1.7%)
5,150	Green Mountain Coffee Roasters, Inc. (1)	172,937
5,660	Kellogg Co.	284,698

	Total Food Products	457,635

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Health Care Equipment & Supplies (1.6%)
6,886	Dexcom, Inc. (1)	$97,127
1,044	HeartWare International, Inc. (1)	97,102
4,004	Masimo Corp.	120,020
5,015	Volcano Corp. (1)	131,694

	Total Health Care Equipment & Supplies	445,943

	Health Care Providers & Services (4.2%)
12,630	Express Scripts, Inc. (1)	711,448
7,060	Medco Health Solutions, Inc. (1)	430,801

	Total Health Care Providers & Services	1,142,249

	Health Care Technology (0.5%)
3,271	athenahealth, Inc. (1)	140,457

	Hotels, Restaurants & Leisure (3.1%)
5,000	7 Days Group Holdings, Ltd. (ADR) (China)(1)	91,000
4,985	Carnival Corp.	222,879
2,409	Ctrip.com International, Ltd. (ADR) (China)(1)	99,155
7,536	Starwood Hotels & Resorts Worldwide, Inc.	444,398

	Total Hotels, Restaurants & Leisure	857,432

	Household Durables (0.5%)
2,914	Harman International Industries, Inc. (1)	126,234

	Household Products (1.2%)
5,210	Procter & Gamble Co. (The)	328,907

	Insurance (2.1%)
7,295	Aflac, Inc.	420,046
5,837	Tower Group, Inc.	151,996

	Total Insurance	572,042

	Internet & Catalog Retail (0.4%)
3,525	E-Commerce China Dangdang, Inc. (SP ADR) (China) (1)	99,758

	Internet Software & Services (3.4%)
1,262	Akamai Technologies, Inc. (1)	60,980
1,301	Google, Inc. (1)	781,068

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Internet Software & Services (Continued)
3,055	Youku.com, Inc. (SP ADR) (China) (1)	$90,520

	Total Internet Software & Services	932,568

	IT Services (1.1%)
1,299	MasterCard, Inc.	307,226

	Life Sciences Tools & Services (1.3%)
6,635	Life Technologies Corp. (1)	360,214

	Machinery (3.6%)
2,624	Chart Industries, Inc. (1)	95,304
6,295	Cummins, Inc.	666,514
1,890	Flowserve Corp.	236,231

	Total Machinery	998,049

	Media (0.3%)
51,385	Sirius XM Radio, Inc. (1)	82,987

	Metals & Mining (1.3%)
5,835	Teck Resources, Ltd. - Class B	353,601

	Multiline Retail (1.1%)
6,105	Dollar Tree, Inc. (1)	308,791

	Oil, Gas & Consumable Fuels (5.7%)
4,717	Brigham Exploration Co. (1)	139,670
31,085	Denbury Resources, Inc. (1)	632,580
3,957	Houston American Energy Corp.	61,848
3,475	InterOil Corp. (1)	240,470
5,067	Plains Exploration & Production Co. (1)	179,372
2,042	Ultra Petroleum Corp. (1)	97,464
1,685	Whiting Petroleum Corp. (1)	212,782

	Total Oil, Gas & Consumable Fuels	1,564,186

	Pharmaceuticals (2.0%)
4,516	Allergan, Inc.	318,875
5,606	Mylan, Inc. (1)	129,835
2,236	Nektar Therapeutics (1)	25,065

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Pharmaceuticals (Continued)
1,610	Salix Pharmaceuticals, Ltd. (1)	$65,962

	Total Pharmaceuticals	539,737

	Professional Services (0.7%)
6,032	Robert Half International, Inc.	189,164

	Road & Rail (2.5%)
1,600	Kansas City Southern (1)	79,968
6,365	Union Pacific Corp.	602,320

	Total Road & Rail	682,288

	Semiconductors & Semiconductor Equipment (6.8%)
7,015	ARM Holdings PLC (SP ADR) (United Kingdom)	175,656
12,045	Avago Technologies, Ltd. (1)	345,812
9,983	Cavium Networks, Inc. (1)	394,728
4,150	Cree, Inc. (1)	209,533
14,010	Marvell Technology Group, Ltd. (1)	266,330
30,938	MaxLinear, Inc. (1)	345,268
3,632	Power Integrations, Inc.	134,130

	Total Semiconductors & Semiconductor Equipment	1,871,457

	Software (3.6%)
1,841	ANSYS, Inc. (1)	96,560
3,244	Fortinet, Inc. (1)	124,732
82	MicroStrategy, Inc. (1)	8,722
5,586	QLIK Technologies, Inc. (1)	129,651
2,602	Salesforce.com, Inc. (1)	336,022
2,225	SuccessFactors, Inc. (1)	64,792
2,029	Ultimate Software Group, Inc. (The) (1)	98,609
1,367	VMware, Inc. (1)	116,906

	Total Software	975,994

	Specialty Retail (3.0%)
4,965	CarMax, Inc. (1)	162,107
8,350	Guess?, Inc.	357,213
5,816	Lumber Liquidators Holdings, Inc. (1)	162,499
4,982	Rue21, Inc. (1)	146,969

	Total Specialty Retail	828,788

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Textiles, Apparel & Luxury Goods (1.3%)
3,390	Gildan Activewear, Inc. (1)	$99,700
16,235	Volcom, Inc.	269,501

	Total Textiles, Apparel & Luxury Goods	369,201

	Tobacco (2.2%)
10,370	Philip Morris International, Inc.	593,579

	Wireless Telecommunication Services (1.4%)
7,515	American Tower Corp. (1)	382,213

	Total Common Stock (Cost: $25,373,129) (95.6%)	26,273,181

Principal Amount	Short-Term Investments
$1,181,174	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/11 (collateralized by $1,155,000, U.S. Treasury Note, 2.50%, due 04/30/15, valued at $1,207,322) (Total Amount to be Received Upon Repurchase $1,181,174)	1,181,174

	Total Short-Term Investments (Cost: $1,181,174) (4.3%)	1,181,174

	Total Investments (Cost: $26,554,303) (99.9%)	27,454,355
	Excess of Other Assets over Liabilities (0.1%)	23,216

	Net Assets (100.0%)	$27,477,571

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Investments by Industry (Unaudited)	January 31, 2011

Industry	Percentage of Net Assets
Aerospace & Defense	4.3%
Beverages	0.9
Biotechnology	1.8
Capital Markets	5.8
Chemicals	4.7
Commercial Banks	0.0 *
Commercial Services & Supplies	0.6
Communications Equipment	5.9
Computers & Peripherals	5.9
Consumer Finance	0.5
Diversified Financial Services	0.5
Energy Equipment & Services	6.4
Food & Staples Retailing	1.7
Food Products	1.7
Health Care Equipment & Supplies	1.6
Health Care Providers & Services	4.2
Health Care Technology	0.5
Hotels, Restaurants & Leisure	3.1
Household Durables	0.5
Household Products	1.2
Insurance	2.1
Internet & Catalog Retail	0.4
Internet Software & Services	3.4
IT Services	1.1
Life Sciences Tools & Services	1.3
Machinery	3.6
Media	0.3
Metals & Mining	1.3
Multiline Retail	1.1
Oil, Gas & Consumable Fuels	5.7
Pharmaceuticals	2.0
Professional Services	0.7
Road & Rail	2.5
Semiconductors & Semiconductor Equipment	6.8
Software	3.6
Specialty Retail	3.0
Textiles, Apparel & Luxury Goods	1.3
Tobacco	2.2
Wireless Telecommunication Services	1.4
Short-Term Investments	4.3

Total	99.9%

*	Value rounds to less than 0.1% of net assets

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	January 31, 2011

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.7% of Net Assets)
70,800	Aerovironment, Inc. (1)	$1,996,559

	Air Freight & Logistics (4.4%)
31,300	C.H. Robinson Worldwide, Inc.	2,412,917
56,200	Expeditors International of Washington, Inc.	2,847,654

	Total Air Freight & Logistics	5,260,571

	Biotechnology (6.7%)
61,200	Dendreon Corp. (1)	2,144,448
20,800	Genzyme Corp. (1)	1,525,680
73,717	Human Genome Sciences, Inc. (1)	1,788,374
53,600	Ironwood Pharmaceuticals, Inc. (1)	578,344
53,300	Vertex Pharmaceuticals, Inc. (1)	2,072,837

	Total Biotechnology	8,109,683

	Capital Markets (6.7%)
209,300	Janus Capital Group, Inc.	2,702,063
4,300	LPL Investment Holdings, Inc. (1)	147,318
107,300	SEI Investments Co.	2,483,995
42,300	T. Rowe Price Group, Inc.	2,788,416

	Total Capital Markets	8,121,792

	Chemicals (1.9%)
16,800	CF Industries Holdings, Inc.	2,268,672

	Commercial Banks (0.1%)
5,900	First Republic Bank (1)	175,407

	Communications Equipment (1.5%)
84,100	Aruba Networks, Inc. (1)	1,812,355

	Consumer Finance (2.1%)
40,300	Green Dot Corp. (1)	2,535,273

	Diversified Consumer Services (3.3%)
33,483	Capella Education Co. (1)	1,916,902
17,400	Strayer Education, Inc.	2,088,000

	Total Diversified Consumer Services	4,004,902

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Diversified Financial Services (1.9%)
68,408	MSCI, Inc. (1)	$2,341,606

	Electrical Equipment (1.7%)
25,600	Rockwell Automation, Inc.	2,073,856

	Energy Equipment & Services (6.8%)
6,100	CARBO Ceramics, Inc.	702,476
38,500	Core Laboratories N.V.	3,513,510
14,200	FMC Technologies, Inc. (1)	1,334,800
35,400	Oceaneering International, Inc. (1)	2,733,942

	Total Energy Equipment & Services	8,284,728

	Food Products (2.1%)
75,500	Green Mountain Coffee Roasters, Inc. (1)	2,535,290

	Health Care Equipment & Supplies (5.4%)
9,400	Intuitive Surgical, Inc. (1)	3,035,354
52,928	Masimo Corp. (1)	1,586,517
71,800	Volcano Corp. (1)	1,885,468

	Total Health Care Equipment & Supplies	6,507,339

	Health Care Technology (2.2%)
60,771	athenahealth, Inc. (1)	2,609,507

	Hotels, Restaurants & Leisure (1.4%)
42,514	Ctrip.com International, Ltd. (ADR) (China) (1)	1,749,876

	Household Durables (1.9%)
53,727	Harman International Industries, Inc. (1)	2,327,454

	Insurance (2.3%)
45,100	ACE, Ltd. (1)	2,777,709

	Internet & Catalog Retail (1.8%)
76,928	E-Commerce China Dangdang, Inc. (SP ADR) (China) (1)	2,177,062

	Internet Software & Services (5.2%)
43,300	Akamai Technologies, Inc. (1)	2,092,256
23,400	Baidu.com, Inc. (SP ADR) (China) (1)	2,541,942

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Internet Software & Services (Continued)
56,740	Youku.com, Inc. (SP ADR) (China) (1)	$1,681,206

	Total Internet Software & Services	6,315,404

	IT Services (2.0%)
33,700	Alliance Data Systems Corp. (1)	2,383,938

	Oil, Gas & Consumable Fuels (6.1%)
80,600	Brigham Exploration Co. (1)	2,386,566
84,300	Plains Exploration & Production Co. (1)	2,984,220
42,800	Ultra Petroleum Corp. (1)	2,042,844

	Total Oil, Gas & Consumable Fuels	7,413,630

	Pharmaceuticals (2.0%)
106,000	Mylan, Inc. (1)	2,454,960

	Professional Services (5.9%)
16,500	IHS, Inc. (1)	1,352,340
150,600	Resources Connection, Inc. (1)	3,018,024
87,500	Robert Half International, Inc.	2,744,000

	Total Professional Services	7,114,364

	Real Estate Management & Development (0.9%)
136,835	China Real Estate Information Corp. (ADR) (China) (1)	1,026,263

	Semiconductors & Semiconductor Equipment (5.2%)
143,300	ARM Holdings PLC (SP ADR) (United Kingdom)	3,588,232
69,789	Cavium Networks, Inc. (1)	2,759,457

	Total Semiconductors & Semiconductor Equipment	6,347,689

	Software (10.7%)
23,427	ANSYS, Inc. (1)	1,228,746
102,538	QLIK Technologies, Inc. (1)	2,379,907
29,650	Salesforce.com, Inc. (1)	3,829,001
60,900	SuccessFactors, Inc. (1)	1,773,408
44,096	VMware, Inc. (1)	3,771,090

	Total Software	12,982,152

	Specialty Retail (4.0%)
77,700	CarMax, Inc. (1)	2,536,905

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Specialty Retail (Continued)
76,381	Rue21, Inc. (1)	$2,253,240

	Total Specialty Retail	4,790,145

	Textiles, Apparel & Luxury Goods (1.5%)
63,000	Gildan Activewear, Inc. (1)	1,852,830

	Total Common Stock (Cost: $98,535,929) (99.4%)	120,351,016

Principal Amount	Short-Term Investments
$221,382	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/11 (collateralized by $220,000, U.S. Treasury Note, 2.50%, due 04/30/15, valued at $229,966) (Total Amount to be Received Upon Repurchase $221,382)	221,382

	Total Short-Term Investments (Cost: $221,382) (0.2%)	221,382

	Total Investments (Cost: $98,757,311) (99.6%)	120,572,398
	Excess of Other Assets over Liabilities (0.4%)	474,544

	Net Assets (100.0%)	$121,046,942

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Investments by Industry (Unaudited)	January 31, 2011

Industry	Percentage of Net Assets
Aerospace & Defense	1.7%
Air Freight & Logistics	4.4
Biotechnology	6.7
Capital Markets	6.7
Chemicals	1.9
Commercial Banks	0.1
Communications Equipment	1.5
Consumer Finance	2.1
Diversified Consumer Services	3.3
Diversified Financial Services	1.9
Electrical Equipment	1.7
Energy Equipment & Services	6.8
Food Products	2.1
Health Care Equipment & Supplies	5.4
Health Care Technology	2.2
Hotels, Restaurants & Leisure	1.4
Household Durables	1.9
Insurance	2.3
Internet & Catalog Retail	1.8
Internet Software & Services	5.2
IT Services	2.0
Oil, Gas & Consumable Fuels	6.1
Pharmaceuticals	2.0
Professional Services	5.9
Real Estate Management & Development	0.9
Semiconductors & Semiconductor Equipment	5.2
Software	10.7
Specialty Retail	4.0
Textiles, Apparel & Luxury Goods	1.5
Short-Term Investments	0.2

Total	99.6%

See accompanying notes to Schedule of Investments.

TCW Large Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2011

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.4% of Net Assets)
1,810	Precision Castparts Corp.	$258,812

	Beverages (1.9%)
3,125	Coca-Cola Co. (The)	196,406

	Capital Markets (1.7%)
1,110	Goldman Sachs Group, Inc. (The)	181,618

	Chemicals (8.1%)
3,100	Air Products & Chemicals, Inc.	270,475
1,275	CF Industries Holdings, Inc.	172,176
5,975	LyondellBasell Industries NV (1)	214,741
2,550	Mosaic Co. (The)	206,652

	Total Chemicals	864,044

	Communications Equipment (5.6%)
9,425	Cisco Systems, Inc. (1)	199,339
7,325	Qualcomm, Inc.	396,502

	Total Communications Equipment	595,841

	Computers & Peripherals (9.5%)
2,270	Apple, Inc. (1)	770,256
9,575	EMC Corp. (1)	238,322

	Total Computers & Peripherals	1,008,578

	Energy Equipment & Services (9.4%)
4,550	Cameron International Corp. (1)	242,515
2,845	FMC Technologies, Inc. (1)	267,430
5,350	Halliburton Co.	240,750
10,600	Weatherford International, Ltd. (1)	251,432

	Total Energy Equipment & Services	1,002,127

	Food & Staples Retailing (1.5%)
4,675	CVS Caremark Corp.	159,885

	Health Care Providers & Services (10.6%)
11,925	Express Scripts, Inc. (1)	671,735
7,375	Medco Health Solutions, Inc. (1)	450,023

	Total Health Care Providers & Services	1,121,758

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Hotels, Restaurants & Leisure (4.2%)
3,900	Carnival Corp.	$174,369
2,725	Starwood Hotels & Resorts Worldwide, Inc.	160,693
925	Wynn Resorts, Ltd. (1)	107,605

	Total Hotels, Restaurants & Leisure	442,667

	Industrial Conglomerates (1.1%)
4,550	Textron, Inc.	119,620

	Insurance (3.0%)
5,525	Aflac, Inc.	318,129

	Internet Software & Services (6.9%)
1,000	Baidu.com, Inc. (SP ADR) (China) (1)	108,630
1,425	Equinix, Inc. (1)	125,998
830	Google, Inc. (1)	498,299

	Total Internet Software & Services	732,927

	IT Services (3.2%)
2,150	Cognizant Technology Solutions Corp. (1)	156,843
755	MasterCard, Inc.	178,565

	Total IT Services	335,408

	Machinery (5.9%)
2,930	Cummins, Inc.	310,228
3,145	Danaher Corp.	144,859
1,410	Flowserve Corp.	176,236

	Total Machinery	631,323

	Metals & Mining (1.9%)
3,375	Teck Resources, Ltd. - Class B	204,525

	Multiline Retail (1.5%)
3,175	Dollar Tree, Inc. (1)	160,592

	Oil, Gas & Consumable Fuels (4.4%)
8,400	Denbury Resources, Inc. (1)	170,940
2,450	InterOil Corp. (1)	169,540
960	Whiting Petroleum Corp. (1)	121,229

	Total Oil, Gas & Consumable Fuels	461,709

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Professional Services (1.4%)
4,875	Robert Half International, Inc.	$152,880

	Road & Rail (2.0%)
2,150	Kansas City Southern (1)	107,457
1,125	Union Pacific Corp.	106,459

	Total Road & Rail	213,916

	Semiconductors & Semiconductor Equipment (2.5%)
3,275	Cree, Inc. (1)	165,355
5,225	Marvell Technology Group, Ltd. (1)	99,327

	Total Semiconductors & Semiconductor Equipment	264,682

	Software (1.0%)
1,260	VMware, Inc. (1)	107,755

	Specialty Retail (2.7%)
4,605	Guess?, Inc.	197,002
3,515	Lowe’s Cos., Inc.	87,172

	Total Specialty Retail	284,174

	Tobacco (2.2%)
4,075	Philip Morris International, Inc.	233,253

	Wireless Telecommunication Services (4.6%)
6,100	American Tower Corp. (1)	310,246
4,255	NII Holdings, Inc. - Class B (1)	178,625

	Total Wireless Telecommunication Services	488,871

	Total Common Stock (Cost: $8,225,027) (99.2%)	10,541,500

Principal Amount	Short-Term Investments
$109,259	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/11 (collateralized by $110,000, U.S. Treasury Note, 2.50%, due 4/30/15, valued at $114,983) Total Amount to be Received Upon Repurchase $109,259)	109,259

	Total Short-Term Investments (Cost: $109,259) (1.0%)	109,259

	Total Investments (Cost: $8,334,286) (100.2%)	10,650,759
	Liabilities in Excess of Other Assets (-0.2%)	(24,710)

	Net Assets (100.0%)	$10,626,049

Notes to the Schedule of Investments:

See accompanying notes to Schedule of Investments.

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Large Cap Growth Fund

Investments by Industry (Unaudited)	January 31, 2011

Industry	Percentage of Net Assets
Aerospace & Defense	2.4%
Beverages	1.9
Capital Markets	1.7
Chemicals	8.1
Communications Equipment	5.6
Computers & Peripherals	9.5
Energy Equipment & Services	9.4
Food & Staples Retailing	1.5
Health Care Providers & Services	10.6
Hotels, Restaurants & Leisure	4.2
Industrial Conglomerates	1.1
Insurance	3.0
Internet Software & Services	6.9
IT Services	3.2
Machinery	5.9
Metals & Mining	1.9
Multiline Retail	1.5
Oil, Gas & Consumable Fuels	4.4
Professional Services	1.4
Road & Rail	2.0
Semiconductors & Semiconductor Equipment	2.5
Software	1.0
Specialty Retail	2.7
Tobacco	2.2
Wireless Telecommunication Services	4.6
Short-Term Investments	1.0

Total	100.2%

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	January 31, 2011

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.0% of Net Assets)
263,509	Honeywell International, Inc.	$14,759,139

	Auto Components (1.0%)
262,300	Dana Holding Corp. (1)	4,700,416

	Capital Markets (6.0%)
178,900	Ameriprise Financial, Inc.	11,029,185
356,000	Morgan Stanley	10,466,400
165,800	State Street Corp.	7,746,176

	Total Capital Markets	29,241,761

	Commercial Services & Supplies (1.1%)
141,600	Waste Management, Inc.	5,362,392

	Communications Equipment (2.5%)
193,353	Motorola Mobility Holdings, Inc. (1)	5,388,748
176,861	Motorola Solutions, Inc. (1)	6,856,901

	Total Communications Equipment	12,245,649

	Computers & Peripherals (1.5%)
541,600	Dell, Inc. (1)	7,127,456

	Consumer Finance (1.7%)
194,250	American Express Co.	8,426,565

	Diversified Financial Services (3.3%)
357,518	JPMorgan Chase & Co.	16,066,859

	Diversified Telecommunication Services (2.3%)
401,700	AT&T, Inc.	11,054,784

	Electric Utilities (2.1%)
282,650	American Electric Power Co., Inc.	10,084,952

	Electronic Equipment, Instruments and Components (4.8%)
1,092,094	Flextronics International, Ltd. (1)	8,725,831
403,075	Tyco Electronics, Ltd.	14,603,407

	Total Electronic Equipment, Instruments and Components	23,329,238

	Energy Equipment & Services (5.1%)
193,900	Baker Hughes, Inc.	13,284,089

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Energy Equipment & Services (Continued)
213,600	Ensco International PLC (SP ADR) (United Kingdom)	$11,607,024

	Total Energy Equipment & Services	24,891,113

	Food & Staples Retailing (1.3%)
183,400	CVS Caremark Corp.	6,272,280

	Food Products (2.7%)
428,000	Kraft Foods, Inc.	13,083,960

	Health Care Equipment & Supplies (1.8%)
444,180	Hologic, Inc. (1)	8,848,066

	Health Care Providers & Services (1.4%)
1,055,450	Tenet Healthcare Corp. (1)	7,018,743

	Household Durables (1.9%)
480,063	Lennar Corp.	9,294,020

	Household Products (2.0%)
153,650	Kimberly-Clark Corp.	9,945,764

	Industrial Conglomerates (7.1%)
511,800	General Electric Co.	10,307,652
479,600	Textron, Inc.	12,608,684
261,225	Tyco International, Ltd.	11,710,717

	Total Industrial Conglomerates	34,627,053

	Insurance (4.3%)
73,600	Allstate Corp. (The)	2,291,904
418,000	MBIA, Inc. (1)	4,472,600
256,300	Travelers Cos., Inc. (The)	14,419,438

	Total Insurance	21,183,942

	Internet Software & Services (1.6%)
473,300	Yahoo!, Inc. (1)	7,629,596

	IT Services (2.9%)
86,000	International Business Machines Corp.	13,932,000

	Machinery (2.1%)
321,900	Terex Corp. (1)	10,439,217

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Media (5.3%)
364,700	CBS Corp. - Class B	$7,232,001
525,900	Comcast Corp.	11,964,225
218,116	Time Warner, Inc.	6,859,748

	Total Media	26,055,974

	Metals & Mining (4.0%)
650,700	Alcoa, Inc.	10,782,099
150,000	United States Steel Corp.	8,650,500

	Total Metals & Mining	19,432,599

	Oil, Gas & Consumable Fuels (9.1%)
80,700	Anadarko Petroleum Corp.	6,220,356
186,600	Chevron Corp.	17,713,938
165,800	Devon Energy Corp.	14,704,802
220,500	Valero Energy Corp.	5,591,880

	Total Oil, Gas & Consumable Fuels	44,230,976

	Paper & Forest Products (1.5%)
255,800	MeadWestvaco Corp.	7,323,554

	Pharmaceuticals (4.6%)
707,300	Pfizer, Inc.	12,887,006
171,200	Watson Pharmaceuticals, Inc. (1)	9,333,824

	Total Pharmaceuticals	22,220,830

	Semiconductors & Semiconductor Equipment (2.2%)
494,600	Intel Corp.	10,614,116

	Software (2.2%)
219,500	CA, Inc.	5,224,100
304,200	Symantec Corp. (1)	5,356,962

	Total Software	10,581,062

	Specialty Retail (4.3%)
385,920	Gap, Inc. (The)	7,436,678
364,400	Home Depot, Inc. (The)	13,398,988

	Total Specialty Retail	20,835,666

	Wireless Telecommunication Services (1.4%)
1,544,100	Sprint Nextel Corp. (1)	6,979,332

	Total Common Stock (Cost: $441,716,956) (98.1%)	477,839,074

See accompanying notes to Schedule of Investments.

Principal Amount	Short-Term Investments
$9,503,796	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/11 (collateralized by $9,595,000, U.S. Treasury Note, 1.00%, due 04/30/12, valued at $9,697,667) (Total Amount to be Received Upon Repurchase $9,503,798)	$9,503,796

	Total Short-Term Investments (Cost: $9,503,796) (2.0%)	9,503,796

	Total Investments (Cost: $451,220,752) (100.1%)	487,342,870
	Liabilities in Excess of Other Assets (-0.1%)	(273,461)

	Net Assets (100.0%)	$487,069,409

Notes to the Schedule of Investments:

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Investments by Industry (Unaudited)	January 31, 2011

Industry	Percentage of Net Assets
Aerospace & Defense	3.0%
Auto Components	1.0
Capital Markets	6.0
Commercial Services & Supplies	1.1
Communications Equipment	2.5
Computers & Peripherals	1.5
Consumer Finance	1.7
Diversified Financial Services	3.3
Diversified Telecommunication Services	2.3
Electric Utilities	2.1
Electronic Equipment, Instruments and Components	4.8
Energy Equipment & Services	5.1
Food & Staples Retailing	1.3
Food Products	2.7
Health Care Equipment & Supplies	1.8
Health Care Providers & Services	1.4
Household Durables	1.9
Household Products	2.0
Industrial Conglomerates	7.1
Insurance	4.3
Internet Software & Services	1.6
IT Services	2.9
Machinery	2.1
Media	5.3
Metals & Mining	4.0
Oil, Gas & Consumable Fuels	9.1
Paper & Forest Products	1.5
Pharmaceuticals	4.6
Semiconductors & Semiconductor Equipment	2.2
Software	2.2
Specialty Retail	4.3
Wireless Telecommunication Services	1.4
Short-Term Investments	2.0

Total	100.1%

See accompanying notes to Schedule of Investments.

TCW Relative Value Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2011

Number of Shares	Common Stock	Value
	Airlines (0.3% of Net Assets)
12,250	Republic Airways Holdings, Inc. (1)	$78,645

	Auto Components (2.6%)
1,350	Autoliv, Inc.	103,680
13,050	Dana Holding Corp. (1)	233,856
6,650	Tenneco, Inc. (1)	274,845

	Total Auto Components	612,381

	Biotechnology (0.8%)
33,250	Exact Sciences Corp. (1)	187,530

	Building Products (0.5%)
9,450	NCI Building Systems, Inc. (1)	125,402

	Capital Markets (5.8%)
27,289	Apollo Investment Corp.	321,874
2,350	Calamos Asset Management, Inc.	36,143
17,700	Cohen & Steers, Inc.	501,087
4,215	E*TRADE Financial Corp. (1)	69,800
2,500	Lazard, Ltd.	104,300
8,400	Piper Jaffray Cos., Inc. (1)	351,120

	Total Capital Markets	1,384,324

	Chemicals (2.5%)
1,550	Albemarle Corp.	87,048
7,950	H. B. Fuller Co.	181,181
24,550	PolyOne Corp. (1)	322,832

	Total Chemicals	591,061

	Commercial Banks (1.5%)
19,700	Boston Private Financial Holdings, Inc.	132,187
15,300	TCF Financial Corp.	228,582

	Total Commercial Banks	360,769

	Commercial Services & Supplies (1.5%)
7,400	Corrections Corp. of America (1)	183,594
7,000	Tetra Tech, Inc. (1)	162,015

	Total Commercial Services & Supplies	345,609

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Communications Equipment (2.1%)
12,700	Brocade Communications Systems, Inc. (1)	$71,628
27,800	Ixia (1)	437,294

	Total Communications Equipment	508,922

	Computers & Peripherals (4.0%)
14,850	Avid Technology, Inc. (1)	247,252
33,750	Cray, Inc. (1)	252,281
14,950	Intevac, Inc. (1)	205,563
23,600	Silicon Graphics International Corp. (1)	234,112

	Total Computers & Peripherals	939,208

	Construction & Engineering (2.3%)
1,200	Jacobs Engineering Group, Inc. (1)	61,644
19,400	Orion Marine Group, Inc. (1)	227,368
3,750	Shaw Group, Inc. (1)	141,638
11,325	UniTek Global Services, Inc. (1)	108,720

	Total Construction & Engineering	539,370

	Containers & Packaging (0.4%)
3,400	Packaging Corp. of America	96,050

	Diversified Financial Services (0.4%)
9,850	KKR Financial Holdings LLC	95,151

	Diversified Telecommunication Services (0.9%)
7,100	Cbeyond, Inc. (1)	104,015
7,550	Neutral Tandem, Inc. (1)	114,156

	Total Diversified Telecommunication Services	218,171

	Electrical Equipment (1.2%)
13,500	GrafTech International, Ltd. (1)	283,500

	Electronic Equipment, Instruments & Components (0.7%)
21,081	Flextronics International, Ltd. (1)	168,437

	Energy Equipment & Services (3.3%)
30,200	Key Energy Services, Inc. (1)	401,962
23,000	Newpark Resources, Inc. (1)	137,540
3,650	Patterson-UTI Energy, Inc.	85,191

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Energy Equipment & Services (Continued)
16,950	Pioneer Drilling Co. (1)	$150,177

	Total Energy Equipment & Services	774,870

	Food Products (1.5%)
8,400	Hain Celestial Group, Inc. (The) (1)	223,692
6,700	Snyders-Lance, Inc.	138,958

	Total Food Products	362,650

	Health Care Equipment & Supplies (3.2%)
16,500	Invacare Corp.	456,060
19,600	Synovis Life Technologies, Inc. (1)	293,706

	Total Health Care Equipment & Supplies	749,766

	Health Care Providers & Services (3.9%)
7,200	America Service Group, Inc.	121,464
4,750	Catalyst Health Solutions, Inc. (1)	206,150
19,450	Kindred Healthcare, Inc. (1)	363,909
12,650	Triple-S Management Corp. - Class B (1)	233,519

	Total Health Care Providers & Services	925,042

	Hotels, Restaurants & Leisure (2.4%)
13,500	California Pizza Kitchen, Inc. (1)	216,135
17,100	Luby’s, Inc. (1)	98,667
16,650	Pinnacle Entertainment, Inc. (1)	251,082

	Total Hotels, Restaurants & Leisure	565,884

	Household Durables (2.7%)
4,300	Harman International Industries, Inc. (1)	186,276
11,650	KB Home	172,886
6,600	Lennar Corp.	127,776
6,305	Pulte Group, Inc. (1)	49,746
4,850	Toll Brothers, Inc. (1)	98,164

	Total Household Durables	634,848

	Insurance (3.7%)
5,650	American Financial Group, Inc.	183,794
5,500	Assured Guaranty, Ltd.	79,530
17,897	Hilltop Holdings, Inc. (1)	175,570
16,050	MBIA, Inc. (1)	171,735

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Insurance (Continued)
12,300	Old Republic International Corp.	$150,429
1,900	Reinsurance Group of America, Inc.	109,364

	Total Insurance	870,422

	IT Services (1.7%)
22,850	PRGX Global, Inc. (1)	142,584
9,485	Unisys Corp. (1)	268,710

	Total IT Services	411,294

	Leisure Equipment & Products (1.3%)
21,070	Callaway Golf Co.	154,865
6,300	Pool Corp.	153,594

	Total Leisure Equipment & Products	308,459

	Machinery (7.5%)
5,900	AGCO Corp. (1)	299,130
25,400	Federal Signal Corp.	176,784
3,050	Gardner Denver, Inc. (1)	220,027
3,650	Harsco Corp.	117,786
14,450	Terex Corp. (1)	468,613
9,300	Wabtec Corp.	504,060

	Total Machinery	1,786,400

	Marine (1.3%)
6,500	Kirby Corp. (1)	303,810

	Media (1.1%)
28,650	Sinclair Broadcast Group, Inc. (1)	251,261

	Metals & Mining (4.2%)
3,650	Allegheny Technologies, Inc.	237,943
15,600	Commercial Metals Co.	260,832
11,850	Puda Coal, Inc. (1)	146,584
6,700	Thompson Creek Metals Co., Inc. (1)	90,718
1,050	United States Steel Corp.	60,554
11,000	Worthington Industries, Inc.	209,000

	Total Metals & Mining	1,005,631

	Multi-Utilities (3.1%)
17,550	Avista Corp.	397,507

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Multi-Utilities (Continued)
12,100	NorthWestern Corp.	$341,704

	Total Multi-Utilities	739,211

	Oil, Gas & Consumable Fuels (3.3%)
3,550	Arch Coal, Inc.	121,588
30,300	BPZ Resources, Inc. (1)	174,225
5,950	Petroleum Development Corp. (1)	270,784
11,150	Tesoro Corp. (1)	214,637

	Total Oil, Gas & Consumable Fuels	781,234

	Paper & Forest Products (1.1%)
4,650	Buckeye Technologies, Inc. (1)	116,994
11,350	Glatfelter Co.	136,541

	Total Paper & Forest Products	253,535

	Pharmaceuticals (0.8%)
8,700	Mylan, Inc. (1)	201,492

	Professional Services (2.3%)
1,350	Heidrick & Struggles International, Inc.	36,167
35,650	On Assignment, Inc. (1)	281,635
11,150	SFN Group, Inc. (1)	107,932
7,100	TrueBlue, Inc. (1)	121,126

	Total Professional Services	546,860

	Real Estate Investment Trusts (REITs) (3.6%)
2,100	Agree Realty Corp.	48,825
4,250	Hatteras Financial Corp.	121,465
26,650	Medical Properties Trust, Inc.	292,617
12,500	MFA Financial, Inc.	102,125
18,500	Redwood Trust, Inc.	276,945

	Total Real Estate Investment Trusts (REITs)	841,977

	Real Estate Management & Development (2.1%)
11,900	FirstService Corp. (1)	339,150
1,700	Jones Lang Lasalle, Inc.	150,688

	Total Real Estate Management & Development	489,838

	Road & Rail (3.9%)
8,350	Con-way, Inc.	284,067

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Road & Rail (Continued)
20,750	Saia, Inc. (1)	$296,932
23,650	USA Truck, Inc. (1)	283,800
4,250	Vitran Corp, Inc. (1)	57,758

	Total Road & Rail	922,557

	Semiconductors & Semiconductor Equipment (9.5%)
28,250	ANADIGICS, Inc. (1)	192,948
39,124	Brooks Automation, Inc. (1)	459,316
32,350	Fairchild Semiconductor International, Inc. (1)	575,830
7,750	International Rectifier Corp. (1)	248,232
12,050	LSI Corp. (1)	74,590
125,250	Mattson Technology, Inc. (1)	286,822
11,200	Novellus Systems, Inc. (1)	403,984

	Total Semiconductors & Semiconductor Equipment	2,241,722

	Software (0.6%)
17,150	Cadence Design Systems, Inc. (1)	148,862

	Specialty Retail (1.4%)
9,850	AnnTaylor Stores Corp. (1)	217,882
5,600	GameStop Corp. (1)	117,992

	Total Specialty Retail	335,874

	Textiles, Apparel & Luxury Goods (1.0%)
49,150	Liz Claiborne, Inc. (1)	242,801

	Transportation Infrastructure (0.3%)
6,400	Aegean Marine Petroleum Network, Inc.	69,760

	Total Common Stock (Cost: $20,503,604) (98.3%)	23,300,590

	Warrants
	Communications Equipment (0.0%)
485	Lantronix, Inc., Strike Price $4.68, Expires 02/09/11(1)(2)	—

	Total Warrants (Cost: $0) (0.0%)	—

See accompanying notes to Schedule of Investments.

Principal Amount	Short-Term Investments
$ 290,219	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/11 (collateralized by $285,000, U.S. Treasury Note, 2.50%, due 04/30/15, valued at $297,911) (Total Amount to be Received Upon Repurchase $290,219)	$290,219

	Total Short-Term Investments (Cost: $290,219) (1.2%)	290,219

	Total Investments (Cost: $20,793,823) (99.5%)	23,590,809
	Excess of Other Assets over Liabilities (0.5%)	107,716

	Net Assets (100.0%)	$23,698,525

Notes to the Schedule of Investments:

(1)	Non-income producing security.

(2)	Security is deemed worthless.

See accompanying notes to Schedule of Investments.

TCW Relative Value Small Cap Fund

Investments by Industry (Unaudited)	January 31, 2011

Industry	Percentage of Net Assets
Airlines	0.3%
Auto Components	2.6
Biotechnology	0.8
Building Products	0.5
Capital Markets	5.8
Chemicals	2.5
Commercial Banks	1.5
Commercial Services & Supplies	1.5
Communications Equipment	2.1
Computers & Peripherals	4.0
Construction & Engineering	2.3
Containers & Packaging	0.4
Diversified Financial Services	0.4
Diversified Telecommunication Services	0.9
Electrical Equipment	1.2
Electronic Equipment, Instruments and Components	0.7
Energy Equipment & Services	3.3
Food Products	1.5
Health Care Equipment & Supplies	3.2
Health Care Providers & Services	3.9
Hotels, Restaurants & Leisure	2.4
Household Durables	2.7
Insurance	3.7
IT Services	1.7
Leisure Equipment & Products	1.3
Machinery	7.5
Marine	1.3
Media	1.1
Metals & Mining	4.2
Multi-Utilities	3.1
Oil, Gas & Consumable Fuels	3.3
Paper & Forest Products	1.1
Pharmaceuticals	0.8
Professional Services	2.3
Real Estate Investment Trusts (REITs)	3.6
Real Estate Management & Development	2.1
Road & Rail	3.9
Semiconductors & Semiconductor Equipment	9.5
Software	0.6
Specialty Retail	1.4
Textiles, Apparel & Luxury Goods	1.0
Transportation Infrastructure	0.3
Short-Term Investments	1.2

Total	99.5%

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	January 31, 2011

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.2% of Net Assets)
83,450	Precision Castparts Corp.	$11,932,515

	Air Freight & Logistics (7.4%)
346,424	C.H. Robinson Worldwide, Inc.	26,705,826
262,211	Expeditors International of Washington, Inc.	13,286,232

	Total Air Freight & Logistics	39,992,058

	Capital Markets (2.0%)
593,800	Charles Schwab Corp. (The)	10,718,090

	Chemicals (3.1%)
179,800	Praxair, Inc.	16,728,592

	Communications Equipment (8.4%)
703,700	Cisco Systems, Inc. (1)	14,883,255
564,708	Qualcomm, Inc.	30,567,644

	Total Communications Equipment	45,450,899

	Computers & Peripherals (6.8%)
107,830	Apple, Inc. (1)	36,588,876

	Electrical Equipment (3.5%)
237,272	Rockwell Automation, Inc.	19,221,405

	Energy Equipment & Services (9.9%)
205,704	FMC Technologies, Inc. (1)	19,336,176
169,565	Oceaneering International, Inc. (1)	13,095,505
239,216	Schlumberger, Ltd.	21,287,832

	Total Energy Equipment & Services	53,719,513

	Food & Staples Retailing (4.0%)
150,224	Costco Wholesale Corp.	10,792,092
323,300	CVS Caremark Corp.	11,056,860

	Total Food & Staples Retailing	21,848,952

	Food Products (2.3%)
210,800	Mead Johnson Nutrition Co.	12,220,076

	Health Care Equipment & Supplies (6.2%)
46,869	Intuitive Surgical, Inc. (1)	15,134,469

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Health Care Equipment & Supplies (Continued)
273,627	Varian Medical Systems, Inc. (1)	$18,488,976

	Total Health Care Equipment & Supplies	33,623,445

	Health Care Technology (3.2%)
177,683	Cerner Corp. (1)	17,563,965

	Household Products (1.6%)
140,955	Procter & Gamble Co. (The)	8,898,489

	Insurance (2.0%)
179,800	ACE, Ltd.	11,073,882

	Internet & Catalog Retail (6.0%)
111,110	Amazon.com, Inc. (1)	18,848,700
32,100	Priceline.com, Inc. (1)	13,755,492

	Total Internet & Catalog Retail	32,604,192

	Internet Software & Services (4.9%)
43,779	Google, Inc. (1)	26,283,160

	IT Services (5.2%)
242,946	Cognizant Technology Solutions Corp. (1)	17,722,911
152,706	Visa, Inc.	10,666,514

	Total IT Services	28,389,425

	Life Sciences Tools & Services (3.1%)
309,900	Life Technologies Corp. (1)	16,824,471

	Oil, Gas & Consumable Fuels (3.4%)
188,600	Occidental Petroleum Corp.	18,233,848

	Pharmaceuticals (5.6%)
217,600	Allergan, Inc.	15,364,736
274,600	Teva Pharmaceutical Industries, Ltd. (SP ADR) (Israel)	15,006,890

	Total Pharmaceuticals	30,371,626

	Software (3.0%)
127,437	Salesforce.com, Inc. (1)	16,457,214

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Wireless Telecommunication Services (3.3%)
352,332	American Tower Corp. (1)	$17,919,606

	Total Common Stock (Cost: $338,337,335) (97.1%)	526,664,299

Principal Amount	Short-Term Investments
$18,909,885	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/11 (collateralized by $18,455,000 U.S. Treasury Note, 2.50%, due 04/30/15, valued at $19,291,012) (Total Amount to be Received Upon Repurchase $18,909,890)	18,909,885

	Total Short-Term Investments (Cost: $18,909,885) (3.5%)	18,909,885

	Total Investments (Cost: $357,247,220) (100.6%)	545,574,184
	Liabilities in Excess of Other Assets (-0.6%)	(3,180,076)

	Net Assets (100.0%)	$542,394,108

Notes to the Schedule of Investments:

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Investments by Industry (Unaudited)	January 31, 2011

Industry	Percentage of Net Assets
Aerospace & Defense	2.2%
Air Freight & Logistics	7.4
Capital Markets	2.0
Chemicals	3.1
Communications Equipment	8.4
Computers & Peripherals	6.8
Electrical Equipment	3.5
Energy Equipment & Services	9.9
Food & Staples Retailing	4.0
Food Products	2.3
Health Care Equipment & Supplies	6.2
Health Care Technology	3.2
Household Products	1.6
Insurance	2.0
Internet & Catalog Retail	6.0
Internet Software & Services	4.9
IT Services	5.2
Life Sciences Tools & Services	3.1
Oil, Gas & Consumable Fuels	3.4
Pharmaceuticals	5.6
Software	3.0
Wireless Telecommunication Services	3.3
Short-Term Investments	3.5

Total	100.6%

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2011

Number of Shares	Common Stock	Value
	Biotechnology (6.2% of Net Assets)
454,600	ArQule, Inc. (1)	$2,786,698
264,589	AVEO Pharmaceuticals, Inc. (1)	3,791,560
1,613,712	Chelsea Therapeutics International, Ltd. (1)	9,617,724
233,387	Clinical Data, Inc. (1)	6,940,929
123,349	Enzon Pharmaceuticals, Inc. (1)	1,381,509
48,921	Genomic Health, Inc. (1)	1,089,471
1,002,983	Human Genome Sciences, Inc. (1)	24,332,368
207,020	InterMune, Inc. (1)	7,736,337
398,400	Ironwood Pharmaceuticals, Inc. (1)	4,298,736

	Total Biotechnology	61,975,332

	Capital Markets (2.2%)
1,668,126	Janus Capital Group, Inc.	21,535,507

	Commercial Banks (0.7%)
1,028,465	Wilshire Bancorp, Inc.	6,602,745

	Commercial Services & Supplies (2.7%)
299,373	Clean Harbors, Inc. (1)	26,955,545

	Communications Equipment (1.7%)
778,683	Aruba Networks, Inc. (1)	16,780,619

	Computers & Peripherals (3.9%)
1,972,100	SMART Technologies, Inc. (1)	18,577,182
599,353	Stratasys, Inc. (1)	19,796,630

	Total Computers & Peripherals	38,373,812

	Construction & Engineering (1.5%)
555,043	Insituform Technologies, Inc. (1)	15,269,233

	Diversified Consumer Services (1.7%)
280,200	Capella Education Co. (1)	16,041,450
40,883	Global Education & Technology Group, Ltd. (ADR) (China) (1)	367,947

	Total Diversified Consumer Services	16,409,397

	Electronic Equipment, Instruments and Components (3.2%)
975,958	Hollysys Automation Technologies, Ltd. (1)	15,664,126

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Electronic Equipment, Instruments and Components (Continued)
477,689	Universal Display Corp. (1)	$16,164,996

	Total Electronic Equipment, Instruments and Components	31,829,122

	Energy Equipment & Services (3.7%)
209,380	Core Laboratories N.V.	19,108,019
266,180	Lufkin Industries, Inc.	17,759,529

	Total Energy Equipment & Services	36,867,548

	Food & Staples Retailing (2.0%)
544,100	United Natural Foods, Inc. (1)	20,131,700

	Food Products (2.5%)
739,900	Green Mountain Coffee Roasters, Inc. (1)	24,845,842

	Health Care Equipment & Supplies (8.6%)
679,243	Delcath Systems, Inc. (1)	6,425,639
999,259	Dexcom, Inc. (1)	14,094,548
156,530	HeartWare International, Inc. (1)	14,558,855
699,477	MAKO Surgical Corp. (1)	10,855,883
598,817	Masimo Corp.	17,949,540
818,215	Volcano Corp. (1)	21,486,326

	Total Health Care Equipment & Supplies	85,370,791

	Health Care Technology (2.1%)
488,737	athenahealth, Inc. (1)	20,986,367

	Hotels, Restaurants & Leisure (3.8%)
682,026	7 Days Group Holdings, Ltd. (ADR) (China)(1)	12,412,873
291,000	BJ’s Restaurants, Inc. (1)	10,281,030
969,827	California Pizza Kitchen, Inc. (1)	15,526,930

	Total Hotels, Restaurants & Leisure	38,220,833

	Insurance (2.5%)
950,715	Tower Group, Inc.	24,756,619

	Internet & Catalog Retail (2.2%)
527,501	E-Commerce China Dangdang, Inc. (SP ADR) (China)(1)	14,928,278
255,900	Makemytrip, Ltd. (1)	7,357,125

	Total Internet & Catalog Retail	22,285,403

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Internet Software & Services (2.3%)
701,708	KIT Digital, Inc. (1)	$9,669,536
456,786	Youku.com, Inc. (SP ADR) (China)(1)	13,534,569

	Total Internet Software & Services	23,204,105

	Machinery (1.4%)
392,984	Chart Industries, Inc. (1)	14,273,179

	Oil, Gas & Consumable Fuels (5.1%)
450,834	Berry Petroleum Co.	21,040,423
690,200	Brigham Exploration Co. (1)	20,436,822
580,305	Houston American Energy Corp.	9,070,167

	Total Oil, Gas & Consumable Fuels	50,547,412

	Pharmaceuticals (7.2%)
182,350	Ardea Biosciences, Inc. (1)	4,835,922
1,273,000	BioMimetic Therapeutics, Inc. (1)	16,510,810
506,469	Cardiome Pharma Corp. (1)	3,180,625
974,411	Corcept Therapeutics, Inc. (1)	3,946,365
244,500	Impax Laboratories, Inc. (1)	5,677,290
340,933	MAP Pharmaceuticals, Inc. (1)	5,241,845
924,943	Mylan, Inc. (1)	21,421,680
266,930	Salix Pharmaceuticals, Ltd. (1)	10,936,122

	Total Pharmaceuticals	71,750,659

	Professional Services (2.9%)
1,422,560	Resources Connection, Inc. (1)	28,508,102

	Real Estate Management & Development (0.7%)
954,443	China Real Estate Information Corp. (ADR) (China)(1)	7,158,322

	Road & Rail (1.3%)
258,201	Kansas City Southern (1)	12,904,886

	Semiconductors & Semiconductor Equipment (5.3%)
447,995	Cavium Networks, Inc. (1)	17,713,722
1,352,412	MaxLinear, Inc. (1)	15,092,918
537,780	Power Integrations, Inc.	19,860,216

	Total Semiconductors & Semiconductor Equipment	52,666,856

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Software (9.3%)
475,351	Fortinet, Inc. (1)	$18,277,246
12,063	MicroStrategy, Inc. (1)	1,283,021
1,237,701	PROS Holdings, Inc. (1)	12,352,256
828,734	QLIK Technologies, Inc. (1)	19,234,916
329,350	SuccessFactors, Inc. (1)	9,590,672
1,217,000	Take-Two Interactive Software, Inc. (1)	15,182,075
299,231	Ultimate Software Group, Inc. (The) (1)	14,542,626
112,000	Velti Plc (1)	1,592,640

	Total Software	92,055,452

	Specialty Retail (6.3%)
560,395	hhgregg, Inc. (1)	10,272,040
840,590	Lumber Liquidators Holdings, Inc. (1)	23,486,085
1,588,588	Pacific Sunwear of California, Inc. (1)	6,767,385
741,603	Rue21, Inc. (1)	21,877,288

	Total Specialty Retail	62,402,798

	Textiles, Apparel & Luxury Goods (1.9%)
1,116,400	Volcom, Inc.	18,532,240

	Thrifts & Mortgage Finance (1.8%)
1,259,770	Astoria Financial Corp.	17,939,125

	Trading Companies & Distributors (1.6%)
280,209	WESCO International, Inc. (1)	15,705,714

	Total Common Stock (Cost: $848,675,219) (98.3%)	976,845,265

Principal Amount	Short-Term Investments
$14,199,620	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/11 (collateralized by $13,860,000, U.S. Treasury Note, 2.50%, due 04/30/15, valued at $14,487,858) (Total Amount to be Received Upon Repurchase $14,199,624)	14,199,620

	Total Short-Term Investments (Cost: $14,199,620) (1.4%)	14,199,620

	Total Investments (Cost: $862,874,839) (99.7%)	991,044,885
	Excess of Other Assets over Liabilities (0.3%)	2,840,917

	Net Assets (100.0%)	$993,885,802

Notes to the Schedule of Investments:

See accompanying notes to Schedule of Investments.

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	January 31, 2011

Industry	Percentage of Net Assets
Biotechnology	6.2%
Capital Markets	2.2
Commercial Banks	0.7
Commercial Services & Supplies	2.7
Communications Equipment	1.7
Computers & Peripherals	3.9
Construction & Engineering	1.5
Diversified Consumer Services	1.7
Electronic Equipment, Instruments and Components	3.2
Energy Equipment & Services	3.7
Food & Staples Retailing	2.0
Food Products	2.5
Health Care Equipment & Supplies	8.6
Health Care Technology	2.1
Hotels, Restaurants & Leisure	3.8
Insurance	2.5
Internet & Catalog Retail	2.2
Internet Software & Services	2.3
Machinery	1.4
Oil, Gas & Consumable Fuels	5.1
Pharmaceuticals	7.2
Professional Services	2.9
Real Estate Management & Development	0.7
Road & Rail	1.3
Semiconductors & Semiconductor Equipment	5.3
Software	9.3
Specialty Retail	6.3
Textiles, Apparel & Luxury Goods	1.9
Thrifts & Mortgage Finance	1.8
Trading Companies & Distributors	1.6
Short-Term Investments	1.4

Total	99.7%

See accompanying notes to financial statements.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2011

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.4% of Net Assets)
3,475	Spirit AeroSystems Holdings, Inc. (1)	$82,080

	Biotechnology (7.6%)
268	Clinical Data, Inc. (1)	7,970
1,875	Dendreon Corp. (1)	65,700
3,559	Human Genome Sciences, Inc. (1)	86,341
645	InterMune, Inc. (1)	24,104
1,470	Ironwood Pharmaceuticals, Inc. (1)	15,861
1,575	Vertex Pharmaceuticals, Inc. (1)	61,252

	Total Biotechnology	261,228

	Capital Markets (2.2%)
5,925	Janus Capital Group, Inc.	76,492

	Chemicals (1.6%)
410	CF Industries Holdings, Inc.	55,366

	Commercial Banks (0.4%)
151	First Republic Bank (1)	4,489
1,436	Wilshire Bancorp, Inc.	9,219

	Total Commercial Banks	13,708

	Commercial Services & Supplies (2.5%)
960	Clean Harbors, Inc. (1)	86,438

	Communications Equipment (1.8%)
2,810	Aruba Networks, Inc. (1)	60,556

	Computers & Peripherals (2.1%)
7,620	SMART Technologies, Inc. (1)	71,780

	Consumer Finance (2.1%)
1,165	Green Dot Corp. (1)	73,290

	Diversified Financial Services (2.3%)
2,305	MSCI, Inc. (1)	78,900

	Energy Equipment & Services (6.2%)
180	CARBO Ceramics, Inc.	20,729
675	Core Laboratories N.V.	61,600

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Energy Equipment & Services (Continued)
955	Lufkin Industries, Inc.	$63,718
900	Oceaneering International, Inc. (1)	69,507

	Total Energy Equipment & Services	215,554

	Food & Staples Retailing (2.1%)
1,930	United Natural Foods, Inc. (1)	71,410

	Food Products (2.7%)
2,730	Green Mountain Coffee Roasters, Inc. (1)	91,673

	Health Care Equipment & Supplies (6.7%)
3,605	Dexcom, Inc. (1)	50,849
543	HeartWare International, Inc. (1)	50,504
2,075	Masimo Corp.	62,198
2,595	Volcano Corp. (1)	68,145

	Total Health Care Equipment & Supplies	231,696

	Health Care Technology (2.2%)
1,740	athenahealth, Inc. (1)	74,716

	Hotels, Restaurants & Leisure (4.0%)
2,670	7 Days Group Holdings, Ltd. (ADR) (China)(1)	48,594
1,260	Ctrip.com International, Ltd. (ADR) (China)(1)	51,862
640	Starwood Hotels & Resorts Worldwide, Inc.	37,741

	Total Hotels, Restaurants & Leisure	138,197

	Household Durables (1.9%)
1,527	Harman International Industries, Inc. (1)	66,150

	Insurance (2.3%)
3,060	Tower Group, Inc.	79,682

	Internet & Catalog Retail (1.5%)
1,870	E-Commerce China Dangdang, Inc. (SP ADR) (China)(1)	52,921

	Internet Software & Services (2.3%)
660	Akamai Technologies, Inc. (1)	31,891
1,618	Youku.com, Inc. (SP ADR) (China)(1)	47,942

	Total Internet Software & Services	79,833

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Machinery (1.5%)
1,395	Chart Industries, Inc. (1)	$50,666

	Media (1.3%)
26,955	Sirius XM Radio, Inc. (1)	43,532

	Oil, Gas & Consumable Fuels (7.3%)
2,470	Brigham Exploration Co. (1)	73,137
2,070	Houston American Energy Corp.	32,354
2,680	Plains Exploration & Production Co. (1)	94,872
1,065	Ultra Petroleum Corp. (1)	50,832

	Total Oil, Gas & Consumable Fuels	251,195

	Pharmaceuticals (3.3%)
2,930	Mylan, Inc. (1)	67,859
1,180	Nektar Therapeutics (1)	13,228
835	Salix Pharmaceuticals, Ltd. (1)	34,210

	Total Pharmaceuticals	115,297

	Professional Services (2.9%)
3,145	Robert Half International, Inc.	98,627

	Road & Rail (1.2%)
835	Kansas City Southern (1)	41,733

	Semiconductors & Semiconductor Equipment (7.6%)
3,670	ARM Holdings PLC (SP ADR) (United Kingdom)	91,897
1,615	Cavium Networks, Inc. (1)	63,857
3,240	MaxLinear, Inc. (1)	36,158
1,914	Power Integrations, Inc.	70,684

	Total Semiconductors & Semiconductor Equipment	262,596

	Software (9.7%)
965	ANSYS, Inc. (1)	50,614
1,685	Fortinet, Inc. (1)	64,788
43	MicroStrategy, Inc. (1)	4,574
2,959	QLIK Technologies, Inc. (1)	68,678
1,180	SuccessFactors, Inc. (1)	34,362
1,065	Ultimate Software Group, Inc. (The) (1)	51,759

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Software (Continued)
715	VMware, Inc. (1)	$61,147

	Total Software	335,922

	Specialty Retail (7.1%)
2,600	CarMax, Inc. (1)	84,890
3,040	Lumber Liquidators Holdings, Inc. (1)	84,938
2,610	Rue21, Inc. (1)	76,995

	Total Specialty Retail	246,823

	Textiles, Apparel & Luxury Goods (1.5%)
1,775	Gildan Activewear, Inc. (1)	52,203

	Total Common Stock (Cost: $3,282,960) (100.3%)	3,460,264

Principal Amount	Short-Term Investments
$136,084	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/11 (collateralized by $135,000, U.S. Treasury Note, 2.50%, due 04/30/15, valued at $141,116) (Total Amount to be Received Upon Repurchase $136,084)	136,084

	Total Short-Term Investments (Cost: $136,084) (3.9%)	136,084

	Total Investments (Cost: $3,419,044) (104.2%)	3,596,348
	Liabilities in Excess of Other Assets (-4.2%)	(144,615)

	Net Assets (100.0%)	$3,451,733

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Investments by Industry (Unaudited)	January 31, 2011

Industry	Percentage of Net Assets
Aerospace & Defense	2.4%
Biotechnology	7.6
Capital Markets	2.2
Chemicals	1.6
Commercial Banks	0.4
Commercial Services & Supplies	2.5
Communications Equipment	1.8
Computers & Peripherals	2.1
Consumer Finance	2.1
Diversified Financial Services	2.3
Energy Equipment & Services	6.2
Food & Staples Retailing	2.1
Food Products	2.7
Health Care Equipment & Supplies	6.7
Health Care Technology	2.2
Hotels, Restaurants & Leisure	4.0
Household Durables	1.9
Insurance	2.3
Internet & Catalog Retail	1.5
Internet Software & Services	2.3
Machinery	1.5
Media	1.3
Oil, Gas & Consumable Fuels	7.3
Pharmaceuticals	3.3
Professional Services	2.9
Road & Rail	1.2
Semiconductors & Semiconductor Equipment	7.6
Software	9.7
Specialty Retail	7.1
Textiles, Apparel & Luxury Goods	1.5
Short-Term Investments	3.9

Total	104.2%

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2011

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.2% of Net Assets)
239,693	Hexcel Corp. (1)	$4,558,961
61,213	Rockwell Collins, Inc.	3,926,202

	Total Aerospace & Defense	8,485,163

	Beverages (1.5%)
81,960	Molson Coors Brewing Co. - Class B	3,841,465

	Capital Markets (4.8%)
198,910	Invesco, Ltd.	4,921,034
306,271	Knight Capital Group, Inc. (1)	4,244,916
69,050	Northern Trust Corp.	3,589,219

	Total Capital Markets	12,755,169

	Chemicals (5.9%)
54,000	Albemarle Corp.	3,032,640
71,200	Celanese Corp.	2,954,088
84,218	Cytec Industries, Inc.	4,593,250
87,390	International Flavors & Fragrances, Inc.	4,985,599

	Total Chemicals	15,565,577

	Commercial Banks (8.5%)
101,170	Comerica, Inc.	3,864,694
319,456	First Horizon National Corp. (1)	3,619,437
415,445	Fulton Financial Corp.	4,287,392
431,345	KeyCorp	3,838,971
1,384,838	Synovus Financial Corp.	3,655,972
222,338	TCF Financial Corp.	3,321,730

	Total Commercial Banks	22,588,196

	Communications Equipment (1.5%)
176,675	Ciena Corp. (1)	3,892,150

	Computers & Peripherals (3.3%)
149,200	QLogic Corp. (1)	2,657,252
217,700	Seagate Technology PLC (1)	3,047,800
91,700	Western Digital Corp. (1)	3,119,634

	Total Computers & Peripherals	8,824,686

	Construction & Engineering (1.4%)
70,195	Jacobs Engineering Group, Inc. (1)	3,605,917

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Electric Utilities (1.6%)
172,278	Hawaiian Electric Industries, Inc.	$4,289,722

	Electronic Equipment, Instruments and Components (2.8%)
93,613	Agilent Technologies, Inc. (1)	3,915,832
96,038	Avnet, Inc. (1)	3,420,873

	Total Electronic Equipment, Instruments and Components	7,336,705

	Energy Equipment & Services (4.0%)
96,600	Cameron International Corp. (1)	5,148,780
233,875	Weatherford International, Ltd. (1)	5,547,515

	Total Energy Equipment & Services	10,696,295

	Food & Staples Retailing (1.1%)
69,050	BJ’s Wholesale Club, Inc. (1)	3,034,057

	Food Products (1.4%)
59,338	J.M. Smucker Co. (The)	3,688,450

	Hotels, Restaurants & Leisure (2.8%)
130,152	International Speedway Corp.	3,765,297
95,498	Marriott International, Inc.	3,771,216

	Total Hotels, Restaurants & Leisure	7,536,513

	Household Durables (5.4%)
75,250	Fortune Brands, Inc.	4,641,420
142,000	Jarden Corp.	4,813,800
138,680	Lennar Corp.	2,684,845
111,925	Toll Brothers, Inc. (1)	2,265,362

	Total Household Durables	14,405,427

	Insurance (4.5%)
41,798	Arch Capital Group, Ltd. (1)	3,688,674
13,928	Assurant, Inc.	546,395
36,713	PartnerRe, Ltd.	3,006,060
121,850	Willis Group Holdings PLC	4,579,123

	Total Insurance	11,820,252

	Life Sciences Tools & Services (3.5%)
92,263	Covance, Inc. (1)	5,201,788

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Life Sciences Tools & Services (Continued)
72,035	Thermo Fisher Scientific, Inc. (1)	$4,125,445

	Total Life Sciences Tools & Services	9,327,233

	Machinery (9.0%)
74,713	Dover Corp.	4,789,103
50,497	Joy Global, Inc.	4,402,329
104,900	Kennametal, Inc.	4,258,940
64,385	SPX Corp.	5,046,496
93,328	WABCO Holdings, Inc. (1)	5,450,355

	Total Machinery	23,947,223

	Metals & Mining (1.5%)
241,225	Commercial Metals Co.	4,033,282

	Multi-Utilities (4.6%)
75,453	Consolidated Edison, Inc.	3,765,859
80,125	PG&E Corp.	3,708,185
80,195	Wisconsin Energy Corp.	4,834,957

	Total Multi-Utilities	12,309,001

	Oil, Gas & Consumable Fuels (5.8%)
59,850	Consol Energy, Inc.	2,974,545
242,800	Denbury Resources, Inc. (1)	4,940,980
56,780	Murphy Oil Corp.	3,764,514
187,213	Petrohawk Energy Corp. (1)	3,753,621

	Total Oil, Gas & Consumable Fuels	15,433,660

	Real Estate Investment Trusts (REITs) (10.0%)
30,713	Boston Properties, Inc.	2,898,386
67,250	Digital Realty Trust, Inc.	3,658,400
36,650	Federal Realty Investment Trust	2,947,759
65,580	Health Care REIT, Inc.	3,218,666
52,900	Home Properties, Inc.	2,945,472
95,290	Kilroy Realty Corp.	3,634,361
108,275	Liberty Property Trust	3,764,722
80,700	Regency Centers Corp.	3,478,977

	Total Real Estate Investment Trusts (REITs)	26,546,743

	Semiconductors & Semiconductor Equipment (6.0%)
157,838	Avago Technologies, Ltd. (1)	4,531,529
81,175	Broadcom Corp.	3,660,181

See accompanying notes to Schedule of Investments.

Number of Shares	Common Stock	Value
	Semiconductors & Semiconductor Equipment (Continued)
141,358	Maxim Integrated Products, Inc.	$3,649,864
314,751	Verigy, Ltd. (1)	4,198,778

	Total Semiconductors & Semiconductor Equipment	16,040,352

	Specialty Retail (2.4%)
233,063	American Eagle Outfitters, Inc.	3,370,091
161,063	Foot Locker, Inc.	2,876,585

	Total Specialty Retail	6,246,676

	Thrifts & Mortgage Finance (0.3%)
24,300	BankUnited, Inc. (1)	680,400

	Total Common Stock (Cost: $208,042,033) (96.8%)	256,930,314

Principal Amount	Short-Term Investments
$13,367,754	Repurchase Agreement, State Street Bank & Trust Company,, 0.01%, due 02/01/11 (collateralized by $13,495,000, U.S. Treasury Note, 1.00%, due 04/30/12, valued at $13,639,397) (Total Amount to be Received Upon Repurchase $13,367,758)	13,367,754

	Total Short-Term Investments (Cost: $13,367,754) (5.0%)	13,367,754

	Total Investments (Cost: $221,409,787) (101.8%)	270,298,068
	Liabilities in Excess of Other Assets (-1.8%)	(4,866,807)

	Net Assets (100.0%)	$265,431,261

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Investments by Industry (Unaudited)	January 31, 2011

Industry	Percentage of Net Assets
Aerospace & Defense	3.2%
Beverages	1.5
Capital Markets	4.8
Chemicals	5.9
Commercial Banks	8.5
Communications Equipment	1.5
Computers & Peripherals	3.3
Construction & Engineering	1.4
Electric Utilities	1.6
Electronic Equipment, Instruments and Components	2.8
Energy Equipment & Services	4.0
Food & Staples Retailing	1.1
Food Products	1.4
Hotels, Restaurants & Leisure	2.8
Household Durables	5.4
Insurance	4.5
Life Sciences Tools & Services	3.5
Machinery	9.0
Metals & Mining	1.5
Multi-Utilities	4.6
Oil, Gas & Consumable Fuels	5.8
Real Estate Investment Trusts (REITs)	10.0
Semiconductors & Semiconductor Equipment	6.0
Specialty Retail	2.4
Thrifts & Mortgage Finance	0.3
Short-Term Investments	5.0

Total	101.8%

See accompanying notes to Schedule of Investments.

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (53.4% of Net Assets)
282,263	Metropolitan West Total Return Bond Fund - I Class (1)	$2,938,354

	Diversified U.S. Equity Funds (17.8%)
9,407	TCW Growth Equities Fund - I Class (1)	141,571
20,187	TCW Large Cap Growth Fund - I Class (1)(2)	441,686
28,471	TCW Relative Value Large Cap Fund - I Class (1)	398,314

	Total Diversified U.S. Equity Funds	981,571

	Exchange-Traded Fund (4.1%)
2,110	iShares Barclays U.S. TIPS Fund	226,909

	Non-Diversified U.S. Equity Funds (24.3%)
75,839	TCW Select Equities Fund - I Class (1)(2)	1,339,325

	Total Investment Companies (Cost: $5,039,752) (99.6%)	5,486,159

	Total Investments (Cost: $5,039,752) (99.6%)	5,486,159
	Excess of Other Assets over Liabilities (0.4%)	24,405

	Net Assets (100.0%)	$5,510,564

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

(2)	Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Global Conservative Allocation Fund

Investments by Industry (Unaudited)	January 31, 2011

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	53.4%
Diversified U.S. Equity Funds	17.8
Exchange-Traded Funds	4.1
Non-Diversified U.S. Equity Funds	24.3

Total	99.6%

See accompanying notes to Schedule of Investments.

TCW Global Moderate Allocation Fund

Schedule of Investments (Unaudited)	January 31, 2011

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (39.1% of Net Assets)
264,802	Metropolitan West High Yield Bond Fund - I Class(1)	$2,875,754
454,799	Metropolitan West Total Return Bond Fund - I Class(1)	4,734,455

	Total Diversified Fixed Income Funds	7,610,209

	Diversified U.S. Equity Funds (29.6%)
120,570	TCW Growth Equities Fund - I Class(1)(2)	1,814,585
183,760	TCW Relative Value Large Cap Fund - I Class(1)	2,570,806
71,867	TCW Value Opportunities Fund - I Class(1)	1,359,715

	Total Diversified U.S. Equity Funds	5,745,106

	Exchange-Traded Fund (5.8%)
58,930	ProShares UltraShort Euro(2)	1,135,581

	Non-Diversified U.S. Equity Funds (24.9%)
274,019	TCW Select Equities Fund - I Class(1)(2)	4,839,173

	Total Investment Companies (Cost: $17,729,644) (99.4%)	19,330,069

	Total Investments (Cost: $17,729,644) (99.4%)	19,330,069
	Excess of Other Assets over Liabilities (0.6%)	107,384

	Net Assets (100.0%)	$19,437,453

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

(2)	Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Global Moderate Allocation Fund

Investments by Industry (Unaudited)	January 31, 2011

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	39.1%
Diversified U.S. Equity Funds	29.6
Exchange-Traded Funds	5.8
Non-Diversified U.S. Equity Funds	24.9

Total	99.4%

See accompanying notes to Schedule of Investments.

TCW Global Flexible Allocation Fund

Schedule of Investments (Unaudited)	January 31, 2011

Number of Shares	Exchange-Traded Notes	Value
	Exchange-Traded Notes (1.6% of Net Assets)
4,030	PowerShares DB Gold Double Short ETN (Deutsche Bank AG)(1)	$36,391

	Total Exchange-Traded Notes (Cost: $46,909) (1.6%)	36,391

	Investment Companies
	Diversified U.S. Equity Funds (23.8%)
10,997	TCW Growth Equities Fund - I Class(2)	165,508
18,678	TCW Relative Value Large Cap Fund - I Class(2)	261,304
6,004	TCW Value Opportunities Fund - I Class(2)	113,604

	Total Diversified U.S. Equity Funds	540,416

	Diversified U.S. Fixed Income Funds (9.3%)
8,444	Metropolitan West High Yield Bond Fund - I Class(2)	91,697
11,459	Metropolitan West Total Return Bond Fund - I Class(2)	119,288

	Total Diversified U.S. Fixed Income Funds	210,985

	Exchange-Traded Funds (30.9%)
5,790	iShares MSCI EAFE Index Fund	344,158
5,310	PowerShares WilderHill Clean Energy Portfolio(1)	55,383
9,200	ProShares UltraShort Euro(1)	177,284
3,240	ProShares UltraShort FTSE China 25(1)	98,690
805	ProShares UltraShort MSCI Emerging Markets(1)	27,370

	Total Exchange-Traded Funds	702,885

	Non-Diversified International Fixed Income Funds (9.8%)
26,180	TCW Emerging Markets Income Fund - I Class(2)	224,104

	Non-Diversified U.S. Equity Funds (24.6%)
24,661	TCW Select Equities Fund - I Class(2)	435,515
4,212	TCW Small Cap Growth Fund - I Class(1)(2)	123,108

	Total Non-Diversified U.S. Equity Funds	558,623

	Total Investment Companies (Cost: $2,107,253) (98.4%)	2,237,013

	Total Investments (Cost: $2,154,162) (100.0%)	2,273,404
	Liabilities in Excess of Other Assets (0.0%)	(771)

	Net Assets (100.0%)	$2,272,633

Notes to the Schedule of Investments:

(1)	Non-income producing security.

(2)	Affiliated issuer.

See accompanying notes to Schedule of Investments.

TCW Global Flexible Allocation Fund

Investments by Industry (Unaudited)	January 31, 2011

Industry	Percentage of Net Assets
Diversified U.S. Equity Funds	23.8%
Diversified U.S. Fixed Income Funds	9.3
Exchange-Traded Funds	30.9
Exchange-Traded Notes	1.6
Non-Diversified International Fixed Income Funds	9.8
Non-Diversified U.S. Equity Funds	24.6

Total	100.0%

See accompanying notes to financial statements.

TCW Funds, Inc.

Notes to Schedules of Investments (Unaudited)	January 31, 2011

Note 1 – Security Valuations

Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price, as furnished by independent pricing services. Exchange-traded notes are valued at the last sale price on the primary market or exchange on which they are traded on the day of valuation. Investments of Allocation Funds are valued based on the net asset value per share of the underlying funds.

The Company has adopted, after the approval by the Company’s Board of Directors, a fair valuation methodology for the TCW Emerging Markets Equities Fund that invests in foreign equity securities (exclusive of Latin American equity securities) to prevent “time zone arbitrage.” This methodology is designed to address the effect of movements in the U.S. market on the securities traded on a foreign exchange that has been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and is not to be dependent on certain thresholds or triggers.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value of the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principals generally accepted in the United States of America, the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as depositary receipts, futures, exchange-traded funds (“ETFs”), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

The Funds, with the exception of the TCW Emerging Markets Equities Fund, had all investments at Level 1, with the corresponding industries as represented in the Schedule of Investments, and all short-term investments at Level 2, as of January 31, 2011.

The following is a summary of the inputs used as of January 31, 2011 in valuing the TCW Emerging Markets Equities Fund investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Air Freight & Logistics	$—	$280,989	$—	$280,989
Auto Components	—	459,028	—	459,028
Automobiles	—	352,656	—	352,656
Beverages	122,061	—	—	122,061
Chemicals	—	107,246	—	107,246
Commercial Banks	1,265,105	3,092,212	—	4,357,317
Communications Equipment	—	341,640	—	341,640
Construction & Engineering	—	118,362	—	118,362
Construction Materials	—	537,277	—	537,277
Diversified Financial Services	43,519	—	—	43,519
Diversified Telecommunication Services	137,476	190,396	—	327,872
Electric Utilities	—	132,293	—	132,293
Electrical Equipment	—	730,893	—	730,893
Electronic Equipment, Instruments and Components	—	341,503	—	341,503
Energy Equipment & Services	—	303,931	—	303,931
Food & Staples Retailing	502,193	124,031	—	626,224
Food Products	—	130,810	—	130,810
Gas Utilities	—	133,211	—	133,211
Health Care Providers & Services	261,990	—	—	261,990
Hotels, Restaurants & Leisure	666,776	12,862	—	679,638
Household Durables	852,293	—	—	852,293
Insurance	—	363,287	—	363,287
Internet Software & Services	391,068	155,128	—	546,196
IT Services	496,653	114,502	—	611,155
Machinery	—	300,448	—	300,448
Media	358,257	169,145	—	527,402
Metals & Mining	566,428	1,246,575	—	1,813,003
Oil, Gas & Consumable Fuels	1,625,253	1,579,376	—	3,204,629
Paper & Forest Products	316,121	—	—	316,121
Pharmaceuticals	—	171,347	—	171,347
Real Estate	120,522	120,345	—	240,867
Real Estate Management & Development	183,269	367,510	—	550,779
Semiconductors & Semiconductor Equipment	141,105	891,109	—	1,032,214

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Specialty Retail	—	171,844	—	171,844
Textiles, Apparel & Luxury Goods	—	172,425	—	172,425
Trading Companies & Distributors	—	116,683	—	116,683
Transportation Infrastructure	—	69,156	—	69,156
Wireless Telecommunication Services	761,492	95,934	—	857,426

Total Common Stock	8,811,581	13,494,154	—	22,305,735

Preferred Stock
Automobiles	—	246,684	—	246,684
Commercial Banks	318,802	105,506	—	424,308
Metals & Mining	760,039	—	—	760,039
Multiline Retail	228,777	—	—	228,777

Total Preferred Stock	1,307,618	352,190	—	1,659,808

Warrants
Diversified Financial Services	—	80,086	—	80,086
Household Durables	55,311	—	—	55,311

Total Warrants	55,311	80,086	—	135,397

Short-Term Investments	—	747,329	—	747,329

Total	$10,174,510	$14,673,759	$—	$24,848,269

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

TCW Emerging Markets Equities Fund

Transfers In*		Transfers Out *
Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs
213,426**	1,018,417**	1,018,417**	213,426**

*	The Fund(s) recognize transfers in and transfers out at the beginning of the period.
**	Financial assets transferred between Level 1 and Level 2 were due to a change in observable and/or unobservable inputs.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Equity–Linked Notes: TCW Emerging Markets Equities Fund invests in synthetic equity instruments that allow the Fund to gain equity exposure to the underlying shares without ownership of the underlying shares. Equity-linked notes are priced at parity, which is the value of the underlying security, then adjusted by the appropriate foreign exchange rate.

The level and type of risk involved in the purchase of an equity-linked note by the Fund is similar to the risk involved in the purchase of the underlying security or other emerging market securities. Such notes therefore may be considered to have speculative elements. However, equity-linked notes are also dependent on the individual credit of the issuer of the note, which may be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the note. Like other structured products, equity-linked notes are frequently secured by collateral consisting of a combination of debt or related equity securities to which payments under the notes are linked. If so secured, the fund would look to this underlying collateral for satisfaction

Note 2 – Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At January 31, 2011, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Concentrated Value Fund	$11,050	$(972)	$10,078	$58,118
TCW Dividend Focused Fund	109,945	(44,385)	65,560	603,459
TCW Emerging Markets Equities Fund	2,011	(1,218)	793	24,055
TCW Growth Fund	1,416	(519)	897	26,557
TCW Growth Equities Fund	24,127	(2,361)	21,766	98,806
TCW Large Cap Growth Fund	2,348	(118)	2,230	8,421
TCW Relative Value Large Cap Fund	64,553	(31,783)	32,770	454,573
TCW Relative Value Small Cap Fund	4,215	(1,552)	2,663	20,928
TCW Select Equities Fund	191,391	(3,244)	188,147	357,427
TCW Small Cap Growth Fund	152,414	(24,883)	127,531	863,514
TCW SMID Cap Growth Fund	243	(67)	176	3,420
TCW Value Opportunities Fund	44,176	(1,193)	42,983	227,315
TCW Global Conservative Allocation Fund	451	(5)	446	5,040
TCW Global Moderate Allocation Fund	1,712	(140)	1,572	17,758
TCW Global Flexible Allocation Fund	160	(50)	110	2,163

The Funds did not have any unrecognized tax benefits at January 31, 2011, nor were there any increases or decreases in unrecognized tax benefits for the three months ended January 31, 2011. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 3 – Transactions with Affiliates

The summary of Allocation Funds transactions in the affiliated funds for the period ended November 1, 2010 through January 31, 2011 is as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held End of Year	Value at End of Year (in thousands)
TCW Global Conservative Allocation Fund
Metropolitan West Total Return Bond Fund - I Class	—	289,205	6,942	282,263	$2,938
TCW Core Fixed Income Fund	247,450	5,479	252,929	—	—
TCW Growth Equities Fund	8,789	1,094	476	9,407	142
TCW Large Cap Growth Fund	18,877	2,338	1,028	20,187	442
TCW Money Market Fund	225,582	3,110	228,692	—	—
TCW Relative Value Large Cap Fund	26,358	3,556	1,443	28,471	398
TCW Select Equities Fund	70,907	8,789	3,857	75,839	1,339
TCW Value Opportunities Fund	266	—	266	—	—

Total					$5,259

Name of Affiliated Issuer	Number of Shares Held Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held End of Year	Value at End of Year (in thousands)
TCW Global Moderate Allocation Fund
Metropolitan West High Yield Bond Fund - I Class	—	264,802	—	264,802	$2,876
Metropolitan West Total Return Bond Fund - I Class	—	559,296	104,497	454,799	4,734
TCW Growth Equities Fund	113,213	9,542	2,185	120,570	1,815
TCW Relative Value Large Cap Fund	170,825	16,206	3,271	183,760	2,571
TCW Value Opportunities Fund	66,978	6,179	1,290	71,867	1,360
TCW Select Equities Fund	257,311	21,629	4,921	274,019	4,839
TCW Core Fixed Income Fund	483,679	19,351	503,030	—	—
TCW High Yield Bond Fund	263,303	11,919	275,222	—	—

					$18,195

TCW Global Flexible Allocation Fund
Metropolitan West High Yield Bond Fund - I Class	—	8,444	—	8,444	$92
Metropolitan West Total Return Bond Fund - I Class	—	22,058	10,599	11,459	119
TCW Core Fixed Income Fund	20,466	169	20,635	—	—
TCW Emerging Markets Income Fund	27,546	946	2,312	26,180	224
TCW Growth Equities Fund	11,975	—	978	10,997	165
TCW Relative Value Large Cap Fund	20,134	208	1,664	18,678	261
TCW Select Equities Fund	26,862	—	2,201	24,661	436
TCW Small Cap Growth Fund	4,588	—	376	4,212	123
TCW Value Opportunities Fund	6,491	49	536	6,004	114

Total					$1,534

Note 4 – Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at January 31, 2011.

Note 5 – Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact of adoption of this ASU will have on the Funds’ financial statement disclosures.

TCW Money Market Fund

Schedule of Investments (Unaudited)	January 31, 2011

Principal Amount	Short-Term Investments	Value(1)
	Commercial Paper (7.2% of Net Assets)
$800,000	Barclays Bank PLC, 1.402%, due 12/16/11(2)	$804,596
1,400,000	Ciesco LLC, (144A), 0.386%, due 07/06/11(3)	1,397,710
1,400,000	National Rural Utilities Cooperative Finance Corp., 0.243%, due 02/10/11	1,399,916
1,400,000	Northwest National Gas Co., 0.42%, due 03/21/11	1,399,216
1,010,000	Standard Chartered Bank, 0.684%, due 11/16/11(2)	1,009,200
1,190,000	Toronto-Dominion Bank, 0.261%, due 02/04/11(2)	1,190,001
1,400,000	Toyota Credit De Puerto Rico Corp., 0.39%, due 03/14/11	1,399,378
1,400,000	Union Bank N.A., 0.355%, due 07/11/11	1,397,822

	Total Commercial Paper (Cost: $9,997,839)	9,997,839

	Corporate Bonds (41.1%)
985,000	Abbott Laboratories, 3.75%, due 03/15/11	988,527
2,000,000	AT&T, Inc., 6.25%, due 03/15/11	2,012,718
1,470,000	BB&T Corp., 3.1%, due 07/28/11	1,486,908
1,400,000	Berkshire Hathaway, Inc., 0.466%, due 02/10/12(2)	1,402,491
1,400,000	BNP Paribas, 0.44%, due 07/29/11	1,400,000
1,400,000	Campbell Soup Co., 6.75%, due 02/15/11	1,403,417
631,000	Caterpillar Financial Services Corp., 5.125%, due 10/12/11	650,716
1,500,000	Cellco Partnership/Verizon Wireless Capital LLC, 2.884%, due 05/20/11(2)	1,511,067
1,500,000	Cisco Systems, Inc., 5.25%, due 02/22/11	1,503,907
1,400,000	ConocoPhillips, 9.375%, due 02/15/11	1,404,720
1,530,000	Credit Suisse (USA), Inc., 0.49%, due 03/02/11(2)	1,530,198
1,400,000	Deutsche Bank AG, 0.43%, due 10/28/11(2)	1,400,000
1,700,000	Federal Home Loan Bank, 0.27%, due 05/27/11(2)	1,699,780
1,500,000	Federal Home Loan Bank, 0.33%, due 06/13/11(2)	1,500,000
3,000,000	Federal Home Loan Bank, 0.4%, due 12/02/11	2,999,875
1,500,000	Federal Home Loan Bank, 0.4%, due 12/12/11	1,500,000
1,300,000	Federal Home Loan Bank, 0.43%, due 02/22/12	1,300,000
1,200,000	Federal Home Loan Bank, 0.45%, due 02/06/12	1,200,000
6,000,000	Federal Home Loan Mortgage Corp., 0.31%, due 11/07/11(2)	5,999,073
1,500,000	General Electric Capital Corp., 0.394%, due 04/28/11(2)	1,499,637
1,400,000	Goldman Sachs Group, Inc. (The), 0.466%, due 02/06/12(2)	1,398,723
1,400,000	Govco LLC, (144A), 0.4%, due 03/04/11(3)	1,399,518
1,500,000	Hewlett-Packard Co., 2.034%, due 02/24/11(2)	1,501,687
917,000	IBM Corp., 4.95%, due 03/22/11	922,731
1,500,000	Inter-American Development Bank, 5%, due 04/05/11	1,511,876
993,000	John Deere Capital Corp., 5.35%, due 01/17/12	1,038,936
1,600,000	McDonald’s Corp., 8.875%, due 04/01/11	1,621,011
1,500,000	Merrill Lynch & Co., Inc., 0.487%, due 11/01/11(2)	1,497,396

See accompanying notes to Schedule of Investments.

Principal Amount	Short-Term Investments	Value(1)
$1,200,000	Metropolitan Life Global Funding I, (144A), 5.75%, due 07/25/11(3)	$1,230,312
1,500,000	Morgan Stanley, 6.75%, due 04/15/11	1,519,254
1,550,000	PNC Funding Corp., 0.444%, due 01/31/12(2)	1,550,629
1,000,000	Pricoa Global Funding I, (144A), 5.625%, due 05/24/11(3)	1,015,879
1,500,000	Shell International Finance BV, 5.625%, due 06/27/11	1,530,967
1,400,000	UBS AG of Stamford, 1.553%, due 09/29/11(2)	1,408,381
200,000	Wal-Mart Stores, Inc., 4.125%, due 02/15/11	200,276
1,200,000	Walt Disney Co. (The), 5.7%, due 07/15/11	1,228,499
1,400,000	Washington Mutual Finance Corp., 6.875%, due 05/15/11	1,424,830
479,000	Wyeth, 6.95%, due 03/15/11	482,585

	Total Corporate Bonds (Cost: $56,876,524)	56,876,524

	Municipal Bonds (4.2%)
1,500,000	Kentucky Asset Liability Commission, Revenue Bond, 0.841%, due 04/01/11	1,500,000
500,000	New Jersey Economic Development Authority, Revenue Bond, 7.25%, due 11/15/21, (Pre-refunded maturity date 11/15/11)(4)	531,510
1,000,000	Southcentral Pennsylvania General Authority, Revenue Bond, 5.625%, due 05/15/26 (Pre-refunded maturity date 05/15/11)(4)	1,024,527
750,000	State of California, Revenue Note, 3%, due 06/28/11	754,064
1,500,000	State of Illinois, General Obligation, 3.55%, due 06/01/11	1,510,955
500,000	State of Michigan, Certificate Participation, 5.375%, due 09/01/20 (Pre-refunded maturity date 09/01/11)(4)	514,171

	Total Municipal Bonds (Cost: $5,835,227)	5,835,227

Number of Shares
	Money Market Investments (7.9%)
3,460,473	BlackRock Provident Institutional Fund, 0.17%	3,460,473
6,720,781	Dreyfus Institutional Cash Advantage Fund, 0.18%	6,720,781
655,649	Fidelity Institutional Money Market Fund, 0.16%	655,649

	Total Money Market Investments (Cost: $10,836,903)	10,836,903

Principal Amount
	Repurchase Agreements (42.5%)
$30,435,000	Deutsche Bank LLC, 0.21%, due 02/01/11 (collateralized by $32,362,000 Federal Home Loan Discount Note, 3.15%, due 10/28/20, valued at $31,044,138) (Total Amount to be Received Upon Repurchase $30,435,178)	30,435,000
28,295,000	Morgan Stanley, 0.19%, due 02/01/11 (collateralized by $30,889,000 Federal Home Loan Discount Note, 0.63%, due 09/24/12, valued at $31,043,904) (Total Amount to be Received Upon Repurchase $28,295,149)	28,295,000

See accompanying notes to Schedule of Investments.

Principal Amount	Short-Term Investments	Value(1)
$1,332	State Street Bank & Trust Company, 0.01%, due 02/01/11 (collateralized by $5,000, U.S. Treasury Note, 3.50%, due 05/15/20, valued at $5,150) (Total Amount to be Received Upon Repurchase $1,332)	$1,332

	Total Repurchase Agreements (Cost: $58,731,332)	58,731,332

	Total Short-Term Investments (Cost: $142,277,825) (102.9%)	142,277,825

	Total Investments (Cost: $142,277,825) (102.9%)	142,277,825
	Liabilities in Excess of Other Assets (-2.9%)	(3,976,417)

	Net Assets (100.0%)	$138,301,408

Notes to the Schedule of Investments:

(1)	Amortized Cost (See Note 2 under “Security Valuation”).

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2011.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the value of these securities amounted to $5,043,419 or 3.7% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(4)	The bond has scheduled call-date based on pre-refunded maturity date.

See accompanying notes to Schedule of Investments.

TCW Money Market Fund

Investments by Industry (Unaudited)	January 31, 2011

Industry	Percentage of Net Assets
Automotive	1.0%
Banking	11.8
Beverages, Food & Tobacco	1.0
Computers & Information	2.8
Entertainment & Leisure	0.9
Financial Services	9.4
Insurance	1.6
Investment Companies	7.9
Municipal Bonds	4.2
Oil & Gas	3.1
Pharmaceuticals	1.1
Repurchase Agreements(1)	42.5
Restaurants	1.2
Retailers	0.1
Telephone Communications, exc. Radio	1.5
Telephone Systems	1.1
U.S. Government Agency Obligations	11.7

Total	102.9%

(1)	Collateralized by U.S. Government Agency securities.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2011

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds
	Airlines (0.8% of Net Assets)
$77,558	Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 10/02/22 (EETC)	$84,927
1,000,000	Delta Air Lines, Inc. Pass-Through Certificates (10-2A), 4.95%, due 05/23/19	1,017,500
629,576	Northwest Airlines Pass-Through Trust (01-1-A1), 7.041%, due 04/01/22 (EETC)	673,646
750,000	US Airways Pass-Through Trust, (10-1A), 6.25%, due 04/22/23	753,750

	Total Airlines	2,529,823

	Automotive (0.1%)
350,000	Daimler Finance North America LLC, 6.5%, due 11/15/13	396,325

	Banking (5.8%)
350,000	American Express Co., 7.25%, due 05/20/14	400,883
1,100,000	Bank of America Corp., 5.65%, due 05/01/18	1,145,729
775,000	Bank of America Corp., 5.875%, due 01/05/21	813,826
800,000	Bank of America NA, 6.1%, due 06/15/17	847,099
475,000	Bank of New York Mellon Corp. (The), 4.95%, due 11/01/12	508,450
250,000	Barclays Bank PLC, 5%, due 09/22/16	265,638
900,000	Barnett Capital III, 0.929%, due 02/01/27(1)	661,593
425,000	Citigroup, Inc., 6%, due 08/15/17	465,206
275,000	Citigroup, Inc., 6.125%, due 05/15/18	298,938
550,000	Citigroup, Inc., 8.125%, due 07/15/39	671,837
950,000	Citigroup, Inc., 8.5%, due 05/22/19	1,162,856
475,000	Credit Suisse New York, 5.5%, due 05/01/14	522,574
500,000	Discover Bank/Greenwood DE, 7%, due 04/15/20	546,722
475,000	First Chicago NBD Institutional Capital I, 0.854%, due 02/01/27(1)	381,976
2,225,000	General Electric Capital Corp., 0.766%, due 08/15/36(1)	1,714,338
1,250,000	General Electric Capital Corp., 4.375%, due 09/16/20	1,214,338
250,000	General Electric Capital Corp., 4.8%, due 05/01/13	267,461
250,000	General Electric Capital Corp., 5.5%, due 01/08/20	265,561
375,000	General Electric Capital Corp., 6.875%, due 01/10/39	420,282
125,000	John Deere Capital Corp., 4.9%, due 09/09/13	136,340
1,300,000	JPMorgan Chase & Co., 5.5%, due 10/15/40	1,266,111
475,000	JPMorgan Chase Bank N.A., 6%, due 10/01/17	525,363
125,000	Korea Development Bank (South Korea), 5.3%, due 01/17/13	131,643
250,000	Korea Development Bank (South Korea), 5.75%, due 09/10/13	271,744
150,000	Korea Development Bank (South Korea), 8%, due 01/23/14	171,321
850,000	Lloyds TSB Bank PLC, (144A), 5.8%, due 01/13/20(2)	822,350
150,000	National Rural Utilities Cooperative Finance Corp., 8%, due 03/01/32	191,456
125,000	National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18	171,764
450,000	Royal Bank of Scotland PLC (The) (Great Britain), 3.95%, due 09/21/15	440,336
325,000	Royal Bank of Scotland PLC (The) (Great Britain), 4.875%, due 03/16/15	330,682

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Banking (Continued)
$375,000	US Bank N.A., 6.3%, due 02/04/14	$418,308
250,000	Wachovia Corp., 5.5%, due 05/01/13	271,670
75,000	Wells Fargo & Co., 6.45%, due 02/01/11	74,993
550,000	Westpac Banking Corp., 2.1%, due 08/02/13	555,087

	Total Banking	18,354,475

	Beverages, Food & Tobacco (0.4%)
425,000	Altria Group, Inc., 8.5%, due 11/10/13	502,616
210,000	Coca-Cola Enterprises, Inc., 7.375%, due 03/03/14	245,940
176,000	General Mills, Inc., 6%, due 02/15/12	185,506
275,000	Kraft Foods, Inc., 5.375%, due 02/10/20	291,833

	Total Beverages, Food & Tobacco	1,225,895

	Commercial Services (0.4%)
750,000	International Lease Finance Corp., (144A), 6.5%, due 09/01/14(2)	800,625
50,000	Waste Management, Inc., 7%, due 07/15/28	58,005
225,000	Waste Management, Inc., 7.75%, due 05/15/32	275,836

	Total Commercial Services	1,134,466

	Electric Utilities (0.6%)
875,000	Exelon Generation Co. LLC, 5.75%, due 10/01/41	802,741
275,000	MidAmerican Energy Holdings Co., 6.125%, due 04/01/36	288,787
400,000	NiSource Finance Corp., 6.8%, due 01/15/19	459,413
1,000	PNM Resources, Inc., 9.25%, due 05/15/15	1,120
145,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18	164,114
250,000	Southern Power Co., 4.875%, due 07/15/15	271,371

	Total Electric Utilities	1,987,546

	Electrical Equipment (0.1%)
400,000	Xerox Corp., 5.5%, due 05/15/12	421,817

	Financial Services (2.0%)
575,000	Alta Wind Holdings LLC, (144A), 7%, due 06/30/35(2)	609,943
425,000	Berkshire Hathaway Finance Corp., 4.85%, due 01/15/15	467,597
50,000	Goldman Sachs Group, Inc. (The), 6%, due 06/15/20	53,783
1,550,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	1,688,418
250,000	Goldman Sachs Group, Inc. (The), 7.5%, due 02/15/19	292,420
475,000	JPMorgan Chase & Co. (originally issued by Bear Stearns & Co.), 7.25%, due 02/01/18	560,695
175,000	JPMorgan Chase Capital XXVII, 7%, due 11/01/39	183,359
575,000	Morgan Stanley, 5.45%, due 01/09/17	594,372

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Financial Services (Continued)
$975,000	Morgan Stanley, 6.625%, due 04/01/18	$1,059,366
375,000	Morgan Stanley, 7.3%, due 05/13/19	418,034
375,000	Prudential Holdings LLC, (144A), 8.695%, due 12/18/23(2)	452,354

	Total Financial Services	6,380,341

	Food Retailers (0.2%)
125,000	Kroger Co., 5.5%, due 02/01/13	134,910
75,000	Kroger Co., 6.2%, due 06/15/12	80,075
50,000	Kroger Co., 7.5%, due 01/15/14	57,516
250,000	Safeway, Inc., 5.8%, due 08/15/12	267,567

	Total Food Retailers	540,068

	Household Products (0.1%)
350,000	Rohm and Haas Co., 6%, due 09/15/17	385,681

	Insurance (1.1%)
225,000	Farmers Exchange Capital, (144A), 7.05%, due 07/15/28(2)	217,965
875,000	Farmers Exchange Capital, (144A), 7.2%, due 07/15/48(2)	804,487
300,000	MetLife, Inc., 5.7%, due 06/15/35	303,337
1,000,000	Prudential Financial, Inc., 4.5%, due 11/15/20	982,076
850,000	UnitedHealth Group, Inc., 3.875%, due 10/15/20	813,079
250,000	WellPoint, Inc., 5.25%, due 01/15/16	275,484
175,000	WellPoint, Inc., 5.875%, due 06/15/17	195,764

	Total Insurance	3,592,192

	Media - Broadcasting & Publishing (0.8%)
2,000	CMP Susquehanna Corp., 3.268%, due 05/15/14(1)	1,418
250,000	Comcast Corp., 5.3%, due 01/15/14	273,609
275,000	Comcast Corp., 6.4%, due 03/01/40	285,573
750,000	NBC Universal, Inc., (144A), 4.375%, due 04/01/21(2)	725,723
200,000	NBC Universal, Inc., (144A), 5.15%, due 04/30/20(2)	206,969
175,000	News America, Inc., 6.15%, due 03/01/37	178,078
150,000	News America, Inc., 6.4%, due 12/15/35	156,790
150,000	Time Warner Cable, Inc., 6.2%, due 07/01/13	166,454
75,000	Time Warner Cable, Inc., 7.5%, due 04/01/14	86,530
225,000	Time Warner Entertainment Co., LP, 8.375%, due 07/15/33	280,377
225,000	Viacom, Inc., 6.25%, due 04/30/16	257,310

	Total Media - Broadcasting & Publishing	2,618,831

	Medical Supplies (0.5%)
1,200,000	Boston Scientific Corp., 6%, due 01/15/20	1,234,500

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Medical Supplies (Continued)
$250,000	Covidien International Finance SA, 6%, due 10/15/17	$284,144

	Total Medical Supplies	1,518,644

	Metals (0.3%)
280,000	ArcelorMittal, 9%, due 02/15/15	336,669
400,000	Southern Copper Corp., 6.75%, due 04/16/40	412,842
300,000	Southern Copper Corp., 7.5%, due 07/27/35	328,488

	Total Metals	1,077,999

	Oil & Gas (2.2%)
250,000	Anadarko Petroleum Corp., 5.95%, due 09/15/16	273,410
460,000	CenterPoint Energy Resources Corp., 6.15%, due 05/01/16	522,699
375,000	El Paso Pipeline Partners Operating Co. LLC, 6.5%, due 04/01/20	400,312
350,000	Florida Gas Transmission Co. LLC, (144A), 7.9%, due 05/15/19(2)	422,598
325,000	Kinder Morgan Energy Partners, LP, 6.95%, due 01/15/38	350,214
675,000	Panhandle Eastern Pipe Line Co. LP, 7%, due 06/15/18	764,213
825,000	Panhandle Eastern Pipe Line Co. LP, 8.125%, due 06/01/19	957,271
50,000	Petrobras International Finance Co. (Brazil), 6.875%, due 01/20/40	51,750
300,000	Petrobras International Finance Co. (Brazil), 7.875%, due 03/15/19	351,750
300,000	Spectra Energy Capital LLC, 7.5%, due 09/15/38	347,900
1,035,000	Tennessee Gas Pipeline Co., 8%, due 02/01/16	1,217,931
375,000	TransCanada PipeLines, Ltd. (Canada), 6.1%, due 06/01/40	395,383
450,000	Valero Energy Corp., 9.375%, due 03/15/19	572,140
278,000	Williams Cos., Inc. (The), 7.875%, due 09/01/21	330,896

	Total Oil & Gas	6,958,467

	Pharmaceuticals (0.3%)
250,000	Abbott Laboratories, 5.6%, due 11/30/17	287,882
250,000	Eli Lilly & Co., 5.2%, due 03/15/17	279,523
50,000	McKesson Corp., 6.5%, due 02/15/14	56,483
200,000	McKesson HBOC, Inc., 5.7%, due 03/01/17	223,348

	Total Pharmaceuticals	847,236

	Real Estate (2.5%)
1,000,000	HCP, Inc. (REIT), 6%, due 01/30/17	1,087,885
715,000	HCP, Inc. (REIT), 6.3%, due 09/15/16	801,464
200,000	HCP, Inc. (REIT), 6.7%, due 01/30/18	223,403
1,200,000	Health Care REIT, Inc. (REIT), 4.7%, due 09/15/17	1,213,625
300,000	Health Care REIT, Inc. (REIT), 6.125%, due 04/15/20	319,377
500,000	Healthcare Realty Trust, Inc. (REIT), 5.75%, due 01/15/21	510,162
350,000	Healthcare Realty Trust, Inc. (REIT), 6.5%, due 01/17/17	386,568

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Real Estate (Continued)
$1,000,000	Kimco Realty Corp. (REIT), 5.19%, due 10/01/13	$1,073,791
300,000	Liberty Property LP (REIT), 5.125%, due 03/02/15	319,680
850,000	Post Apartment Homes, LP, 4.75%, due 10/15/17	827,858
200,000	UDR, Inc. (REIT), 5.13%, due 01/15/14	210,199
150,000	UDR, Inc. (REIT), 5.25%, due 01/15/15	157,115
865,000	WEA Finance LLC/WT Finance Australia Pty, Ltd., (144A), 5.75%, due 09/02/15(2)	946,492

	Total Real Estate	8,077,619

	Retailers (0.1%)
150,000	CVS Caremark Corp., 6.6%, due 03/15/19	174,309

	Telephone Communications, exc. Radio (0.3%)
369,000	AT&T, Inc., (144A), 5.35%, due 09/01/40(2)	334,780
375,000	Qwest Corp., 7.875%, due 09/01/11	389,063
125,000	Verizon Communications, Inc., 6.25%, due 04/01/37	130,867
150,000	Verizon Communications, Inc., 6.9%, due 04/15/38	170,287

	Total Telephone Communications, exc. Radio	1,024,997

	Telephone Systems (0.3%)
250,000	Koninklijke KPN NV (Netherlands), 8.375%, due 10/01/30	320,542
575,000	Telecom Italia Capital S.A. (Italy), 7.175%, due 06/18/19	621,656

	Total Telephone Systems	942,198

	Total Corporate Bonds (Cost: $57,386,602) (18.9%)	60,188,929

	Municipal Bonds (3.2%)
1,300,000	Bay Area Toll Authority, California Toll Bridge Revenue, 6.263%, due 04/01/49	1,317,342
325,000	California State, Build America Bonds, 6.65%, due 03/01/22	335,621
1,300,000	California State, Build America Bonds, 7.6%, due 11/01/40	1,347,190
250,000	Illinois State, Build America Bonds, 4.421%, due 01/01/15	250,713
1,000,000	Los Angeles City Department of Water & Power, Revenue Bonds, 6.574%, due 07/01/45	999,240
850,000	New Jersey State Turnpike Authority, Revenue Bonds, 7.102%, due 01/01/41	906,338
500,000	New York City Municipal Water Finance Authority, Water & Sewer Revenue, 6.011%, due 06/15/42	506,585
730,000	New York State, Build America Bonds, General Obligation Unlimited, 5.817%, due 10/01/31	679,214
1,000,000	North Texas Tollway Authority Revenue, Revenue Bonds, 6.718%, due 01/01/49	987,610
1,475,000	Omaha Public Power District, Revenue Bonds, 5.431%, due 02/01/41	1,388,004
625,000	Port Authority of New York and New Jersey, Revenue Bonds, 5.647%, due 11/01/40	603,906
900,000	Port Authority of New York and New Jersey, Revenue Bonds, 5.647%, due 11/01/40	825,066

	Total Municipal Bonds (Cost: $10,268,021)	10,146,829

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (2.0%)
$862,101	Countrywide Asset-Backed Certificates (05-4-MV1), 0.72%, due 10/25/35(1)	$820,247
1,538,354	Morgan Stanley Capital, Inc. (05-HE4-A2C), 0.63%, due 07/25/35(1)	1,483,552
1,254,266	Morgan Stanley Capital, Inc. (04-WMC2-M1), 1.175%, due 07/25/34(1)	1,080,515
2,850,000	Option One Mortgage Loan Trust (07-1-2A3), 0.4%, due 01/25/37(1)	1,300,529
1,659,292	Structured Asset Securities Corp. (03-34A-5A4), 2.651%, due 11/25/33(1)	1,650,698

	Total Asset-Backed Securities (Cost: $6,120,983)	6,335,541

	Collateralized Mortgage Obligations (23.3%)
1,535,000	Banc of America Commercial Mortgage, Inc. (02-2-A3), 5.118%, due 07/11/43	1,579,843
2,256,428	Bayview Commercial Asset Trust (06-4A-A1), (144A), 0.49%, due 12/25/36(1)(2)	1,717,679
2,345,000	Bear Stearns Commercial Mortgage Securities (05-T20-A4A), 5.149%, due 10/12/42(1)	2,540,481
2,685,000	Bear Stearns Commercial Mortgage Securities (07-T26-AAB), 5.429%, due 01/12/45	2,885,113
1,071,501	Citigroup Mortgage Loan Trust, Inc. (05-5-2A2), 5.75%, due 08/25/35	836,039
67,546	Countrywide Home Loans Mortgage Pass Through Trust (05-8R-A4), 6%, due 10/25/34	68,452
1,599,607	Countrywide Home Loans Mortgage Pass Through Trust (07-J3-A1), 0.76%, due 07/25/37(1)	1,008,210
642,035	Credit Suisse First Boston Mortgage Securities Corp. (03-7-1A4), 5.5%, due 02/25/33	655,929
171,276	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	177,333
333,700	Credit Suisse Mortgage Capital Certificates (06-C5-A3), 5.311%, due 12/15/39	349,216
1,051,235	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32(3)	1,164,756
1,000,000	Federal Home Loan Mortgage Corp. (2649-GP), 4.5%, due 10/15/30	1,043,709
2,186,689	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)(3)	2,300,659
445,058	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	447,119
2,100,000	Federal Home Loan Mortgage Corp. (2875-GM), 5%, due 01/15/33 (PAC)(3)	2,282,034
1,473,783	Federal Home Loan Mortgage Corp. (3315-S), 6.149%, due 05/15/37 (I/O) (I/F)(1)	179,493
1,211,743	Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37	1,294,273
5,052,275	Federal Home Loan Mortgage Corp. (3380-SM), 6.149%, due 10/15/37 (I/O) (I/F)(1)	656,032
7,084,886	Federal Home Loan Mortgage Corp. (3578-DI), 6.389%, due 04/15/36 (I/O) (I/F)(1)(3)	1,041,451
795,286	Federal National Mortgage Association (01-14-SH), 10.798%, due 03/25/30 (I/F)(1)	1,264,459
109,302	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	111,876
2,000,000	Federal National Mortgage Association (04-W10-A6), 5.75%, due 08/25/34 (PAC)(3)	2,157,500
806,769	Federal National Mortgage Association (05-54-VM), 4.5%, due 11/25/25	850,170
2,635,338	Federal National Mortgage Association (05-87-CD), 5%, due 10/25/35(3)	2,644,770
1,526,596	Federal National Mortgage Association (07-27-ZM), 5.5%, due 04/25/37(3)	1,534,369
2,058,593	Federal National Mortgage Association (08-12-SE), 6.14%, due 01/25/33 (I/O) (I/F)(1)	140,169
2,342,760	Federal National Mortgage Association (08-30-SA), 6.59%, due 04/25/38 (I/O) (I/F)(1)	272,340
2,370,088	Federal National Mortgage Association (08-62-SN), 5.94%, due 07/25/38 (I/O) (I/F)(1)	173,525
1,737,565	Federal National Mortgage Association (09-47-MT), 7%, due 07/25/39(3)	1,917,525

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$4,000,000	Federal National Mortgage Association (09-64-TB), 4%, due 08/25/29(3)	$3,847,174
1,031,368	Federal National Mortgage Association (09-68-SA), 6.49%, due 09/25/39 (I/O) (I/F)(1)	127,643
1,442,760	GMAC Commercial Mortgage Securities, Inc. (02-C1-A2), 6.278%, due 11/15/39	1,476,334
1,358,028	GMAC Commercial Mortgage Securities, Inc. (03-C2-A1), 4.576%, due 05/10/40	1,411,307
1,337,846	Government National Mortgage Association (05-25-Z), 5%, due 03/16/35	1,390,810
2,785,075	Government National Mortgage Association (08-27-SI), 6.209%, due 03/20/38 (I/O) (I/F)(1)	354,660
11,489,704	Government National Mortgage Association (08-81-S), 5.939%, due 09/20/38 (I/O) (I/F)(1)	1,161,703
2,424,579	Greenpoint Mortgage Funding Trust (06-AR2-4A1), 2.328%, due 03/25/36(1)	1,666,292
1,500,000	Greenwich Capital Commercial Funding Corp. (03-C1-A4), 4.111%, due 07/05/35	1,563,334
830,000	Greenwich Capital Commercial Funding Corp. (06-GG7-A4), 5.883%, due 07/10/38(1)	911,205
1,835,000	Greenwich Capital Commercial Funding Corp. (07-GG9-A4), 5.444%, due 03/10/39	1,951,957
1,437,037	JP Morgan Chase Commercial Mortgage Securities Corp. (01-CIB3-A3), 6.465%, due 11/15/35	1,465,568
1,500,000	JP Morgan Chase Commercial Mortgage Securities Corp. (02-C1-A3), 5.376%, due 07/12/37	1,563,736
475,000	JP Morgan Chase Commercial Mortgage Securities Corp. (07-LDPX-A3), 5.42%, due 01/15/49	498,780
1,080,000	Morgan Stanley Capital I Trust (07-T25-A3), 5.514%, due 11/12/49(1)	1,163,590
1,073,429	Morgan Stanley Mortgage Loan Trust (04-3-4A), 5.653%, due 04/25/34(1)	1,067,835
3,482,692	NCUA Guaranteed Note (10-R2-1A), 0.635%, due 11/06/17(1)	3,482,692
1,790,489	NCUA Guaranteed Note (10-R2-2A), 0.733%, due 11/05/20(1)	1,782,376
1,615,193	NCUA Guaranteed Note (10-R3-1A), 0.823%, due 12/08/20(1)	1,616,211
1,359,311	NCUA Guaranteed Note (10-R3-2A), 0.823%, due 12/08/20(1)	1,360,167
2,330,000	NCUA Guaranteed Note (11-R1-1A), 0.711%, due 01/08/20(1)	2,330,000
3,454,136	NCUA Guaranteed Notes (10-R1-1A), 0.716%, due 10/07/20(1)(3)	3,454,136
1,410,000	Nomura Asset Securities Corp. (98-D6-A3), 7.494%, due 03/15/30(1)	1,552,011
1,017,576	Prime Mortgage Trust (06-DR1-2A1), (144A), 5.5%, due 05/25/35(2)	898,170
731,400	Wells Fargo Alternative Loan Trust (07-PA3-2A1), 6%, due 07/25/37	589,197
1,635,675	Wells Fargo Mortgage Backed Securities Trust (06-11-A8), 6%, due 09/25/36	1,472,483
1,667,336	Wells Fargo Mortgage Loan Trust (10-RR4-1A2), (144A), 5.598%, due 12/27/46(1)(2)	848,456

	Total Collateralized Mortgage Obligations (Cost: $69,929,832)	74,302,351

	Foreign Government Bonds (0.5%)
300,000	Hydro-Quebec (Canada), 6.3%, due 05/11/11	304,964
200,000	Province of Manitoba (Canada), 4.9%, due 12/06/16	223,313
625,000	Republic of Poland, 6.25%, due 07/03/12	667,188
250,000	State of Israel, 4.625%, due 06/15/13	266,625

	Total Foreign Government Bonds (Cost: $1,396,759)	1,462,090

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (41.6%)
$3,250,000	Federal Farm Credit Bank, 0.27%, due 08/08/12(1)	$3,246,961
3,250,000	Federal Farm Credit Bank, 0.27%, due 08/20/12(1)	3,246,730
2,095,000	Federal Home Loan Bank, 0.35%, due 06/15/11(1)(3)	2,095,635
3,320,000	Federal Home Loan Bank, 0.37%, due 11/16/11(3)	3,320,202
3,235,000	Federal Home Loan Bank, 0.4%, due 12/02/11	3,234,032
5,430,000	Federal Home Loan Bank, 0.5%, due 05/16/12	5,426,494
6,480,000	Federal Home Loan Mortgage Corp., 0.31%, due 10/12/12(1)(3)	6,495,319
3,120,000	Federal Home Loan Mortgage Corp., 0.34%, due 01/24/13(1)	3,118,752
2,290,000	Federal Home Loan Mortgage Corp., 0.5%, due 09/16/13(3)	2,289,647
3,155,000	Federal Home Loan Mortgage Corp., 1.75%, due 09/10/15(3)	3,111,211
512,089	Federal Home Loan Mortgage Corp., Pool #1A1127, 6.2%, due 01/01/37(1)	542,128
163,420	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	174,811
68,817	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	73,614
122,666	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	132,326
7,575,000	Federal Home Loan Mortgage Corp. TBA, 3.5%(4)	7,619,977
3,315,000	Federal National Mortgage Association, 0.291%, due 10/18/12(1)	3,315,002
6,600,000	Federal National Mortgage Association, 0.37%, due 11/23/12(1)	6,601,036
3,260,000	Federal National Mortgage Association, 0.37%, due 12/03/12(1)	3,260,359
3,225,000	Federal National Mortgage Association, 0.625%, due 04/14/14(3)	3,214,756
980,000	Federal National Mortgage Association, 1%, due 03/29/13	981,151
735,000	Federal National Mortgage Association, 1.5%, due 08/26/14	732,077
3,395,000	Federal National Mortgage Association, 1.5%, due 09/08/14(3)	3,384,818
2,090,000	Federal National Mortgage Association, 2%, due 04/19/13(3)	2,112,612
145,066	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	157,324
110,712	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	122,671
623,492	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	650,348
461,895	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	485,202
313,022	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	335,104
2,948,394	Federal National Mortgage Association, Pool #995152, 5.5%, due 01/01/21	3,181,986
4,620,761	Federal National Mortgage Association, Pool #AB2127, 3.5%, due 01/01/26(4)	4,654,515
6,487,353	Federal National Mortgage Association, Pool #AC1604, 4%, due 08/01/39	6,448,074
4,625,000	Federal National Mortgage Association, Pool #AH3429, 3.5%, due 01/01/26(4)	4,661,675
13,710,000	Federal National Mortgage Association TBA, 3.5%(4)	13,795,687
358,722	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	373,852
1,039,717	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	1,105,952
28,440,000	Government National Mortgage Association TBA, 4%(4)	28,546,650

	Total U.S. Government Agency Obligations (Cost: $133,094,468)	132,248,690

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	U.S. Treasury Bond (Cost: $3,300,830) (1.0%)
$2,959,917	U.S. Treasury Inflation Indexed Bond, 2%, due 01/15/16(5)	$3,267,239

	U.S. Treasury Notes (16.5%)
10,230,000	U.S. Treasury Note, 0.875%, due 04/30/11	10,247,783
14,660,000	U.S. Treasury Note, 1%, due 08/31/11	14,727,568
2,875,000	U.S. Treasury Note, 2.125%, due 12/31/15	2,902,853
13,825,000	U.S. Treasury Note, 3%, due 09/30/16	14,386,641
5,375,000	U.S. Treasury Note, 3.375%, due 11/15/19(3)	5,477,883
4,800,000	U.S. Treasury Note, 4.875%, due 04/30/11	4,854,374

	Total U.S. Treasury Notes (Cost: $52,903,653)	52,597,102

	Total Fixed Income Securities (Cost: $334,401,148) (107.0%)	340,548,771

Number of Shares	Money Market Investments
14,291,586	Dreyfus Institutional Cash Advantage Fund, 0.18%	14,291,586
14,700,000	BlackRock Provident Institutional Fund, 0.17%	14,700,000

	Total Money Market Investments (Cost: $28,991,586) (9.1%)	28,991,586

Principal Amount	Short-Term Investments
$502,274	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/11 (collateralized by $510,000, U.S. Treasury Note, 1.00%, due 04/30/12, valued at $515,457) (Total Amount to be Received Upon Repurchase $502,274)	502,274

	Total Short-Term Investments (Cost: $502,274) (0.2%)	502,274

	Total Investments (Cost: $363,895,008) (116.3%)	370,042,631
	Liabilities in Excess of Other Assets (-16.3%)	(51,814,414)

	Net Assets (100.0%)	$318,228,217

Notes to the Schedule of Investments:

EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at October 31, 2010.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the value of these securities amounted to $9,808,591 or 3.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

See accompanying notes to Schedule of Investments.

(3)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).

(4)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(5)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)	January 31, 2011

Industry	Percentage of Net Assets
Airlines	0.8%
Asset-Backed Securities	2.0
Automotive	0.1
Banking	5.8
Beverages, Food & Tobacco	0.4
Commercial Services	0.4
Electric Utilities	0.6
Electrical Equipment	0.1
Financial Services	2.0
Food Retailers	0.2
Household Products	0.1
Insurance	1.1
Media - Broadcasting & Publishing	0.8
Medical Supplies	0.5
Metals	0.3
Municipal Bonds	3.2
Oil & Gas	2.2
Pharmaceuticals	0.3
Private Mortgage-Backed Securities	14.6
Real Estate	2.5
Retailers	0.1
Sovereign Government	0.5
Telephone Communications, exc. Radio	0.3
Telephone Systems	0.3
U.S. Government Agency Obligations	50.3
U.S. Government Obligations	17.5
Short-term Investments	9.3

Total	116.3%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2011

Principal Amount		Fixed Income Securities	Value
		Argentina (8.1% of Net Assets)
	$13,411,000	Republic of Argentina, 7%, due 04/17/17	$11,620,214
	105,444,000	Republic of Argentina, 0%, due 12/15/35(1)	16,080,210
	4,610,000	Pan American Energy LLC, (144A), 7.875%, due 05/07/21(2)	4,938,463
	15,925,000	Provincia de Buenos Aires, (144A), 11.75%, due 10/05/15(2)	16,502,281
	14,249,000	Provincia de Buenos Aires, (144A), 10.875%, due 01/26/21(2)	13,536,550
	7,962,000	Provincia de Buenos Aires, (Reg. S), 9.375%, due 09/14/18	7,265,325
	19,110,000	Provincia de Cordoba, (144A), 12.375%, due 08/17/17(2)	20,065,500
	31,665,152	Republic of Argentina, 8.28%, due 12/31/33(1)	27,707,008
	8,666,000	WPE International Cooperatief UA, (Reg. S), 10.375%, due 09/30/20	8,817,655

		Total Argentina (Cost: $116,555,155)	126,533,206

		Belarus (Cost: $20,518,653) (1.3%)
	19,865,000	Republic of Belarus, (Reg. S), 8.75%, due 08/03/15	19,801,432

		Brazil (13.0%)
	11,147,000	Banco BMG S.A., (144A), 8.875%, due 08/05/20(2)	11,376,690
	10,058,000	Banco Bonsucesso S.A., (144A), 9.25%, due 11/03/20(2)	9,705,970
	14,039,000	Banco Cruzeiro do Sul SA/Brazil, (144A), 8.25%, due 01/20/16(2)	13,981,548
	12,991,000	Banco Cruzeiro do Sul SA/Brazil, (144A), 8.875%, due 09/22/20(2)	12,438,882
BRL	2,329,500	Brazil Notas do Tesouro Nacional, Series B, 6%, due 08/15/20	27,764,179
	$9,220,000	Cia Energetica de Sao Paulo, (Reg. S), 9.75%, due 01/15/15	7,580,970
BRL	12,055,000	European Bank for Reconstruction and Development (The), 9.25%, due 09/10/12	7,209,338
	$18,440,000	General Shopping Finance, Ltd., (144A), 10%, due 11/29/49(2)	18,378,617
	19,697,000	GOL Finance, (144A), 9.25%, due 07/20/20(2)	21,075,790
	19,110,000	Minerva Overseas II, Ltd., (Reg. S), 10.875%, due 11/15/19	20,686,575
	11,315,000	Odebrecht Finance, Ltd., (144A), 7.5%, due 09/14/49(2)	11,484,725
	15,087,000	Petrobras International Finance Co., 5.375%, due 01/27/21	15,191,100
	10,477,000	TAM Capital 2, Inc., (Reg. S), 9.5%, due 01/29/20	11,577,085
	15,087,000	Virgolino de Oliveira Finance, Ltd., (144A), 10.5%, due 01/28/18(2)	15,030,424

		Total Brazil (Cost: $199,840,709)	203,481,893

		Chile (Cost: $20,300,659) (1.3%)
CLP	10,169,500,000	Banco Santander Chile, (144A), 6.5%, due 09/22/20(2)	19,804,007

		China (9.7%)
	$20,116,000	China Forestry Holdings, Ltd., (144A), 7.75%, due 11/17/15(2)	14,081,200
	21,206,000	China Oriental Group Co., Ltd., (144A), 7%, due 11/17/17(2)	20,739,468

See accompanying notes to Schedule of Investments.

Principal Amount		Fixed Income Securities	Value
		China (Continued)
CNY	108,660,000	China SCE Property Holdings, Ltd., 10.5%, due 01/14/16(2)	$15,797,910
	$10,896,000	Country Garden Holdings Co., (144A), 11.25%, due 04/22/17(2)	11,508,900
	13,411,000	Evergrande Real Estate Group, Ltd., (Reg. S), 13%, due 01/27/15	14,014,495
	17,853,000	Hidili Industry International Development, Ltd., (144A), 8.625%, due 11/04/15(2)	17,986,897
	12,153,000	Kaisa Group Holdings, Ltd., (Reg. S), 13.5%, due 04/28/15	12,547,973
	22,128,000	Pacnet, Ltd., (144A), 9.25%, due 11/09/15(2)	22,834,212
	10,058,000	Renhe Commercial Holdings Co., Ltd. , (Reg. S), 11.75%, due 05/18/15	10,220,115
	13,411,000	Sino-Forest Corp., (144A), 6.25%, due 10/21/17(2)	13,209,835

		Total China (Cost: $158,396,288)	152,941,005

		Colombia (2.4%)
	8,545,000	Drummond Co., Inc., 7.375%, due 02/15/16	8,844,075
COP	23,158,000,000	Emgesa S.A. Esp, 8.75%, due 01/25/21(2)	12,645,064
COP	30,056,000,000	Empresas Publicas de Medellin, 8.375%, due 02/01/21(2)	16,026,594

		Total Colombia (Cost: $36,955,897)	37,515,733

		El Salvador (1.8%)
	$11,331,000	Republic of El Salvador, (Reg. S), 7.65%, due 06/15/35	11,614,275
	15,422,000	Telemovil Finance Co., Ltd., (144A), 8%, due 10/01/17(2)	16,115,990

		Total El Salvador (Cost: $27,667,721)	27,730,265

		Ghana (1.2%)
GHS	18,130,000	Ghana Government Bond, 13.3%, due 09/30/13	11,412,480
	$5,000,000	Standard Chartered Bank, Credit Linked Note to Republic of Ghana, 19%, due 01/14/13	3,448,198
	5,600,000	Standard Chartered Bank, Credit Linked Note to Republic of Ghana, 15.65%, due 06/03/13	3,658,366

		Total Ghana (Cost: $20,294,510)	18,519,044

		India (3.6%)
	13,411,000	ICICI Bank, Ltd., (Reg. S), 7.25%, due 08/29/49	13,359,073
INR	490,000,000	Power Grid Corp. of India, Ltd., 8.84%, due 10/21/19	10,440,917
	$19,072,000	Vedanta Resources PLC, (Reg. S), 9.5%, due 07/18/18	21,146,080
INR	490,000,000	India Government Bond, 7.99%, due 07/09/17	10,694,402

		Total India (Cost: $55,159,153)	55,640,472

See accompanying notes to Schedule of Investments.

Principal Amount		Fixed Income Securities	Value
		Indonesia (2.2%)
	$15,087,000	Bumi Investment Pte, Ltd., (Reg. S), 10.75%, due 10/06/17	$16,595,700
IDR 1	60,750,000,000	Indonesia Government Bond, 10.5%, due 08/15/30	18,521,427

		Total Indonesia (Cost: $34,523,487)	35,117,127

		Ivory Coast (0.3%)
	$8,381,000	Ivory Coast Government Bond, (144A), 2.5%, due 12/31/32(1)(2)(3)	3,100,970
	5,298,000	Ivory Coast Government Bond, (Reg. S), (144A), 2.5%, due 12/31/32(1)(2)(3)	1,960,260

		Total Ivory Coast (Cost: $8,881,234)	5,061,230

		Kazakhstan (4.1%)
	67,055,000	BTA Bank JSC, (Reg. S), 0%, due 07/01/20(1)	5,297,345
	14,437,000	Halyk Savings Bank of Kazakhstan JSC, (144A), 7.25%, due 01/28/21(2)	14,156,300
	12,991,000	Kazkommerts Finance B.V., 8.5%, due 06/13/17(1)	10,262,890
	14,416,000	KazMunayGas National Co., (144A), 6.375%, due 04/09/21(2)	14,452,040
	19,026,000	Zhaikmunai Finance B.V., (144A), 10.5%, due 10/19/15(2)	20,167,560

		Total Kazakhstan (Cost: $63,426,073)	64,336,135

		Malaysia (Cost: $13,671,274) (0.9%)
MYR	41,490,000	Malaysia Government Bond, 3.835%, due 08/12/15	13,747,562

		Mexico (5.9%)
	$11,483,000	BBVA Bancomer S.A., (144A), 7.25%, due 04/22/20(2)	11,913,613
	13,411,000	Cemex Espana Luxembourg, (Reg. S), 9.25%, due 05/12/20	13,746,275
	10,058,000	Cemex S.A.B. de C.V., (144A), 9%, due 01/11/18(2)	10,296,878
	15,171,000	Credito Real S.A. de C.V., (144A), 10.25%, due 04/14/15(2)	16,157,115
	12,437,000	Financiera Independencia S.A.B. de C.V., (144A), 10%, due 03/30/15(2)	13,214,312
MXN	140,100,000	Grupo Televisa S.A., 8.49%, due 05/11/37	10,374,687
	$4,565,000	Hipotecaria Su Casita S.A. de C.V., (Reg. S), 8.5%, due 10/04/16(3)(4)	2,054,250
MXN	170,239,059	Mexican Udibonos, 4%, due 06/13/19	14,946,852

		Total Mexico (Cost: $90,818,138)	92,703,982

		Nigeria (Cost: $15,642,234) (1.0%)
	$15,925,000	Nigeria Government International Bond, (144A), 6.75%, due 01/28/21(2)	15,765,750

		Oman (Cost: $19,180,333) (1.2%)
	19,374,000	MBPS Finance Co., (144A), 11.25%, due 11/15/15(2)	19,616,175

See accompanying notes to Schedule of Investments.

Principal Amount		Fixed Income Securities	Value
		Pakistan (Cost: $20,085,927) (1.1%)
	$24,940,000	Islamic Republic of Pakistan, (Reg. S), 7.875%, due 03/31/36	$17,956,800

		Peru (2.1%)
	14,835,000	Banco Continental, (144A), 7.375%, due 10/07/40(1)(2)	15,168,787
	11,315,000	Banco Internacional del Peru SAA, (144A), 5.75%, due 10/07/20(2)	10,947,263
PEN	16,153,000	Republic of Peru, (Reg. S), 8.2%, due 08/12/26 (GDN)	6,903,221

		Total Peru (Cost: $33,326,349)	33,019,271

		Philippines (1.2%)
PHP	323,000,000	Republic of Philippines, 4.95%, due 01/15/21	7,274,610
PHP	523,000,000	Philippine Government International Bond, 6.25%, due 01/14/36	10,834,331

		Total Philippines (Cost: $18,879,127)	18,108,941

		Poland (Cost: $14,903,533) (0.9%)
PLN	41,625,000	Poland Government Bond, 5.5%, due 04/25/15	14,392,567

		Qatar (Cost: $24,305,425) (1.5%)
	$25,397,000	Qtel International Finance, Ltd., (144A), 5%, due 10/19/25(2)	22,984,285

		Russia (10.6%)
	28,582,000	Alfa Bank OJSC, (144A), 7.875%, due 09/25/17(2)	29,310,841
	19,613,000	Alrosa Finance S.A., (144A), 7.75%, due 11/03/20(2)	20,838,812
	22,044,000	Bank of Moscow (BOM Capital PLC), (Reg. S), 6.699%, due 03/11/15	22,677,765
	28,062,000	Gaz Capital (Gazprom) S.A., (Reg. S), 6.51%, due 03/07/22	28,763,550
	14,374,000	Novatek Finance, Ltd., (144A), 6.604%, due 02/03/21(2)	14,409,935
	20,200,000	Vnesheconombank Via VEB Finance, Ltd., (144A), 6.8%, due 11/22/25(2)	20,023,250
	17,601,000	VTB Capital S.A., (144A), 6.551%, due 10/13/20(2)	17,336,985
	12,740,000	VTB Capital S.A., (Reg. S), 6.25%, due 06/30/35	13,138,125

		Total Russia (Cost: $164,052,079)	166,499,263

		Serbia (Cost: $10,911,181) (0.7%)
	10,951,734	Republic of Serbia, (Reg. S), 6.75%, due 11/01/24(1)	10,896,975

		South Africa (Cost: $12,557,080) (0.8%)
	12,321,000	Myriad International Holding B.V., (144A), 6.375%, due 07/28/17(2)	12,937,050

		South Korea (2.2%)
	15,108,000	Hynix Semiconductor, Inc., (Reg. S), 7.875%, due 06/27/17	15,523,470

See accompanying notes to Schedule of Investments.

Principal Amount		Fixed Income Securities	Value
		South Korea (Continued)
KRW	19,828,965,000	Korea Treasury Inflation Linked Bond, 2.75%, due 06/10/20(1)	$19,385,983

		Total South Korea (Cost: $33,631,010)	34,909,453

		Sri Lanka (0.8%)
	$9,456,540	Citigroup Funding, Inc., Credit Linked Note to Urban Development Authority of Sri Lanka, 11%, due 10/08/15	9,474,602
LKR	340,000,000	Sri Lanka Government Bond, 8.5%, due 07/15/13	3,120,288

		Total Sri Lanka (Cost: $12,471,324)	12,594,890

		Turkey (4.6%)
	$14,584,000	Akbank Tas, (Reg. S), 5.125%, due 07/22/15	14,496,496
TRY	12,816,000	Turkey Government Bond, 10.5%, due 01/15/20	8,483,027
TRY	33,889,532	Turkey Government Bond, 4%, due 04/01/20(1)	22,864,793
	$16,763,000	Turkiye Is Bankasi, (144A), 5.1%, due 02/01/16(2)	16,722,230
	10,058,000	Yapi ve Kredi Bankasi, (144A), 5.188%, due 10/13/15(2)	10,108,290

		Total Turkey (Cost: $76,411,819)	72,674,836

		Ukraine (4.0%)
	15,716,250	Alfa Bank OJSC, 13%, due 07/30/12	16,266,319
	11,315,000	Metinvest B.V., (144A), 10.25%, due 05/20/15(2)	12,083,288
	9,881,000	PrivatBank, 8.75%, due 02/09/16(1)	8,497,660
	14,249,000	Ukraine Government International Bond, (144A), 7.75%, due 09/23/20(2)	14,558,203
UAH	97,393,000	Ukraine VAT Bond, 5.5%, due 08/24/15	10,815,459

		Total Ukraine (Cost: $60,230,502)	62,220,929

		United Arab Emirates (3.7%)
	$20,954,000	Dubai Electricity & Water Authority, (144A), 7.375%, due 10/21/20(2)	20,011,070
	10,896,000	Dubai Sukuk Centre, Ltd., 0.677%, due 06/13/12(1)	9,261,600
	29,588,000	Dubai Government International Bond, 7.75%, due 10/05/20	28,552,420

		Total United Arab Emirates (Cost: $58,013,437)	57,825,090

		Uruguay (Cost: $14,794,892) (0.9%)
UYU	262,545,379	Uruguay Government International Bond, 4.25%, due 04/05/27	14,706,550

		Venezuela (2.4%)
	$36,251,000	Petroleos de Venezuela S.A., 4.9%, due 10/28/14	23,853,158
	8,800,000	Venezuela Government Bond, (Reg. S), 7.75%, due 10/13/19	5,922,400

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Venezuela (Continued)
$12,572,000	Venezuela Government Bond, (Reg. S), 9.25%, due 05/07/28	$8,486,100

	Total Venezuela (Cost: $38,156,237)	38,261,658

	Total Fixed Income Securities (Cost: $1,494,561,440) (95.5%)	1,498,303,576

	Short-Term Investments
106,582,465	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/11 (collateralized by $107,565,000, U.S. Treasury Note, 1.00%, due 04/30/12, valued at $108,715,946) (Total Amount to be Received Upon Repurchase $106,582,494)	106,582,465

	Total Short-Term Investments (Cost: $106,582,465) (6.8%)	106,582,465

	Total Investments (Cost: $1,601,143,905) (102.3%)	1,604,886,041
	Liabilities in Excess of Other Assets (-2.3%)	(35,576,244)

	Total Net Assets (100.0%)	$1,569,309,797

Notes to the Schedule of Investments:

BRL	-	Brazilian Real.
CLP	-	Chilean Peso.
CNY	-	Chinese Yuan.
COP	-	Colombian Peso.
GHS	-	Ghana Cedi.
IDR	-	Indonesian Rupiah.
INR	-	Indian Rupee.
KRW	-	South Korean Won.
LKR	-	Sri Lankan Rupee.
MXN	-	Mexican Peso.
MYR	-	Malaysian Ringgit.
PEN	-	Peruvian Nouveau Sol.
PHP	-	Philippines Peso.
PLN	-	Polish Zloty.
TRY	-	New Turkish Lira.
UAH	-	Ukraine Hryvnia.
UYU	-	Uruguayan Peso.
GDN	-	Global Depositary Note
Reg. S	-	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2011.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the value of these securities amounted to $727,506,779 or 46.4% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(3)		Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(4)		Illiquid security.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)	January 31, 2011

Industry	Percentage of Net Assets
Airlines	2.0%
Banking	17.5
Beverages, Food & Tobacco	1.0
Building Materials	0.7
Chemicals	1.3
Coal	2.1
Electric Utilities	2.5
Electrical Equipment	0.9
Electronics	1.0
Financial Services	9.6
Forest Products & Paper	1.7
Heavy Construction	0.7
Heavy Machinery	0.6
Media - Broadcasting & Publishing	1.5
Metals	3.4
Mining	0.6
Miscellaneous	3.7
Oil & Gas	8.9
Real Estate	5.3
Sovereign Government	28.0
Telephone Systems	2.5
Short-Term Investments	6.8

Total	102.3%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2011

Principal Amount		Fixed Income Securities	Value
		Argentina (Cost: $498,052) (4.6% of Net Assets)
ARS	1,237,794	Republic of Argentina, 2%, due 02/04/18(1)	$508,044

		Brazil (Cost: $1,205,684) (11.1%)
	$1,500,000	Cia Energetica de Sao Paulo, (Reg. S), 9.75%, due 01/15/15	1,233,346

		Chile (Cost: $241,003) (2.1%)
CLP	120,000,000	Banco Santander Chile, (144A), 6.5%, due 09/22/20(2)	233,687

		China (Cost: $752,891) (6.5%)
CNY	4,980,000	China SCE Property Holdings, Ltd., 10.5%, due 01/14/16	724,035

		Colombia (3.9%)
COP	358,000,000	Colombia Government International Bond, 12%, due 10/22/15	239,900
COP	366,000,000	Empresas Publicas de Medellin, 8.375%, due 02/01/21	195,160

		Total Colombia (Cost: $441,347)	435,060

		India (Cost: $501,023) (4.4%)
INR	23,700,000	Export-Import Bank of Korea, (144A), 5.1%, due 10/29/13(2)	484,428

		Indonesia (Cost: $549,117) (4.8%)
IDR	4,600,000,000	Indonesia Government Bond, 10.5%, due 08/15/30	530,007

		Malaysia (Cost: $519,313) (4.8%)
MYR	1,625,000	Malaysia Government Bond, 3.21%, due 05/31/13	531,448

		Mexico (15.3%)
MXN	6,500,000	Grupo Televisa S.A., 8.49%, due 05/11/37	481,338
MXN	8,500,000	Mexican Bonos de Desarrollo del Gobierno Federal, 7.75%, due 12/14/17	738,661
MXN	5,469,882	Mexican Udibonos, 4%, due 06/13/19	480,251

		Total Mexico (Cost: $1,681,320)	1,700,250

		Peru (Cost: $243,777) (2.2%)
PEN	584,000	Republic of Peru, (Reg. S), 8.2%, due 08/12/26 (GDN)	249,581

		Philippines (8.9%)
PHP	33,000,000	Philippine Government Bond, 5.875%, due 12/16/20	718,646
PHP	13,000,000	Philippine Government International Bond, 6.25%, due 01/14/36	269,305

See accompanying notes to Schedule of Investments.

Principal Amount		Fixed Income Securities	Value
		Total Philippines (Cost: $1,047,536)	$987,951

		Poland (Cost: $488,422) (4.6%)
PLN	$1,447,191	Poland Government Bond, 3%, due 08/24/16	511,858

		Russia (Cost: $441,352) (4.0%)
RUB	13,000,000	EvrazHolding Finance, 9.25%, due 03/13/20(1)	442,793

		South Africa (4.5%)
ZAR	2,000,000	Eskom Holdings, Ltd., 7.75%, due 08/30/15	270,713
ZAR	1,651,590	South Africa Government Bond, 2.5%, due 01/31/17	234,338

		Total South Africa (Cost: $522,890)	505,051

		Turkey (Cost: $496,674) (4.1%)
TRY	681,196	Turkey Government Bond, 4%, due 04/29/15	452,588

		Ukraine (Cost: $1,088,328) (10.1%)
UAH	10,095,000	Government of Ukraine, Credit Linked Note Issued by Citigroup Funding Inc., 0%, due 08/15/15	1,120,919

		Total Fixed Income Securities (Cost: $10,718,729) (95.9%)	10,651,046

		Short-Term Investments
	$684,108	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/11 (collateralized by $25,000 U.S. Treasury Note, 2.50%, due 04/30/15, valued at $26,133; $665,000 U.S. Treasury Note, 1%, due 04/30/12, valued at $672,166) (Total Amount to be Received Upon Repurchase $684,108)	684,108

		Total Short-Term Investments (Cost: $684,108) (6.2%)	684,108

		Total Investments (Cost: $11,402,837) (102.1%)	11,335,154
		Liabilities in Excess of Other Assets (-2.1%)	(232,743)

		Total Net Assets (100.0%)	$11,102,411

Notes to the Schedule of Investments:

ARS	-	Argentine Peso.
CLP	-	Chilean Peso.
CNY	-	Chinese Yuan.
COP	-	Colombian Peso.
IDR	-	Indonesian Rupiah.
INR	-	Indian Rupee.
MXN	-	Mexican Peso.
MYR	-	Malaysian Ringgit.
PEN	-	Peruvian Nouveau Sol.
PHP	-	Philippines Peso.
PLN	-	Polish Zloty.

See accompanying notes to Schedule of Investments.

RUB	-	Russian Ruble.
TRY	-	New Turkish Lira.
UAH	-	Ukraine Hryvnia.
ZAR	-	South African Rand.
GDN	-	Global Depositary Note
Reg. S	-	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2011.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the value of these securities amounted to $718,115 or 6.5% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Investments by Industry (Unaudited)	January 31, 2011

Industry	Percentage of Net Assets
Banking	2.1%
Electric Utilities	11.1
Financial Services	1.7
Media - Broadcasting & Publishing	4.3
Metals	4.0
Real Estate	6.5
Sovereign Government	66.2
Short-Term Investments	6.2

Total	102.1%

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2011

Principal Amount	Fixed Income Securities	Value
	Bank Loans (0.7% of Net Assets)
	Electric Utilities (0.7%)
$1,000,000	Texas Competitive Electric Holdings Co. LLC, (B1), 3.763%, due 10/10/14	$826,900

	Corporate Bonds (91.9%)
	Automotive (4.1%)
1,200,000	American Tire Distributors, Inc., (144A), 9.75%, due 06/01/17(1)	1,311,000
2,560,000	Goodyear Tire & Rubber Co. (The), 8.25%, due 08/15/20	2,675,200
525,000	Navistar International Corp., 8.25%, due 11/01/21	578,812
300,000	Uncle Acquisition 2010 Corp., (144A), 8.625%, due 02/15/19(1)	313,500

	Total Automotive	4,878,512

	Banking (4.0%)
250,000	CIT Group, Inc., 7%, due 05/01/15	254,062
950,000	CIT Group, Inc., 7%, due 05/01/17	959,500
865,000	Ford Motor Credit Co. LLC, 8.125%, due 01/15/20	1,012,050
1,300,000	Provident Funding Associates, (144A), 10.25%, due 04/15/17(1)	1,394,250
1,125,000	SLM Corp., 8%, due 03/25/20	1,174,409

	Total Banking	4,794,271

	Building Materials (1.3%)
550,000	Ply Gem Industries, Inc., 11.75%, due 06/15/13	585,750
570,000	Ply Gem Industries, Inc., 13.125%, due 07/15/14	621,300
325,000	Roofing Supply Group LLC/Roofing Supply Finance, Inc., (144A), 8.625%, due 12/01/17(1)	342,063

	Total Building Materials	1,549,113

	Chemicals (2.9%)
1,000,000	Huntsman International LLC, (144A), 8.625%, due 03/15/21(1)	1,105,000
675,000	Ineos Finance PLC (United Kingdom), (144A), 9%, due 05/15/15(1)	742,500
1,550,000	Ineos Group Holdings PLC (United Kingdom), (144A), 8.5%, due 02/15/16(1)	1,581,000

	Total Chemicals	3,428,500

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Coal (0.9%)
$1,000,000	Patriot Coal Corp., 8.25%, due 04/30/18	$1,055,000

	Commercial Services (6.5%)
990,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16(1)	1,055,588
1,855,000	Avis Budget Car Rental LLC, 8.25%, due 01/15/19	1,929,200
80,000	Casella Waste Systems, Inc., (144A), 7.75%, due 02/15/19(1)	82,100
200,000	Casella Waste Systems, Inc., 11%, due 07/15/14	224,500
1,045,000	International Lease Finance Corp., 5.65%, due 06/01/14	1,073,737
475,000	International Lease Finance Corp., (144A), 8.625%, due 09/15/15(1)	529,625
325,000	International Lease Finance Corp., (144A), 8.75%, due 03/15/17(1)	364,000
1,165,000	McJunkin Red Man Corp., (144A), 9.5%, due 12/15/16(1)	1,153,350
250,000	PHH Corp., (144A), 9.25%, due 03/01/16(1)	268,750
555,000	Stonemor Operating LLC/Cornerstone Family Services of WV/Osiris Holding, 10.25%, due 12/01/17	577,200
400,000	TransUnion LLC/TransUnion Financing Corp., (144A), 11.375%, due 06/15/18(1)	464,000

	Total Commercial Services	7,722,050

	Communications (1.4%)
1,421,093	Intelsat (Luxembourg) S.A., 11.5%, due 02/04/17	1,620,046

	Computer & Data Processing Services (0.6%)
750,000	Allen Systems Group, Inc., (144A), 10.5%, due 11/15/16(1)	776,250

	Computer Integrated Systems Design (0.6%)
625,000	Unisys Corp., 12.5%, due 01/15/16	695,313

	Data Processing & Preparation (0.6%)
675,000	First Data Corp., 9.875%, due 09/24/15	675,000

	Electric Utilities (8.5%)
395,000	Calpine Construction Finance Co., LP/CCFC Finance Corp., (144A), 8%, due 06/01/16(1)	423,638
425,000	Calpine Corp., (144A), 7.5%, due 02/15/21(1)	430,313
500,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16	395,000
2,375,000	Edison Mission Energy, 7%, due 05/15/17	1,947,500
1,000,000	GenOn Escrow Corp., (144A), 9.5%, due 10/15/18(1)	1,042,500
1,266,583	Mirant Mid Atlantic Pass Through Trust, Series C, 10.06%, due 12/30/28	1,435,988
1,200,000	North American Energy Alliance LLC/North American Energy Alliance Finance Corp., (144A), 10.875%, due 06/01/16(1)	1,350,000
1,685,000	NRG Energy, Inc., (144A), 7.625%, due 01/15/18(1)	1,706,062

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Electric Utilities (Continued)
$577,000	PNM Resources, Inc., 9.25%, due 05/15/15	$646,240
1,250,000	Texas Competitive Electric Holdings Co. LLC, 10.25%, due 11/01/15(2)	768,750

	Total Electric Utilities	10,145,991

	Electronics (2.4%)
100,000	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	104,750
1,250,000	Freescale Semiconductor, Inc., (144A), 9.25%, due 04/15/18(1)	1,381,250
510,000	Stoneridge, Inc., (144A), 9.5%, due 10/15/17(1)	563,550
765,000	Viasystems, Inc., (144A), 12%, due 01/15/15(1)	860,625

	Total Electronics	2,910,175

	Entertainment & Leisure (1.5%)
1,275,000	Mashantucket Western Pequot Tribe, (144A), 8.5%, due 11/15/15(1)(3)	133,875
575,000	Regal Entertainment Group, 9.125%, due 08/15/18	613,094
245,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14(1)	247,756
785,000	WMG Acquisition Corp., 7.375%, due 04/15/14	773,225

	Total Entertainment & Leisure	1,767,950

	Financial Services (4.2%)
750,000	Ally Financial, Inc., (144A), 7.5%, due 09/15/20(1)	817,500
725,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, due 01/15/16	743,125
850,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., (144A), 8%, due 01/15/18(1)	867,000
325,000	Interactive Data Corp., (144A), 10.25%, due 08/01/18(1)	359,938
550,000	Nationstar Mortgage/Nationstar Capital Corp., (144A), 10.875%, due 04/01/15(1)	555,500
500,000	Nuveen Investments, Inc., 5.5%, due 09/15/15	436,250
890,000	Nuveen Investments, Inc., 10.5%, due 11/15/15	916,700
350,000	Pinafore LLC/Pinafore, Inc., (144A), 9%, due 10/01/18(1)	386,312

	Total Financial Services	5,082,325

	Food Retailers (0.3%)
400,000	Stater Bros. Holdings, Inc., (144A), 7.375%, due 11/15/18(1)	413,000

	Forest Products & Paper (0.3%)
120,000	Packaging Dynamics Corp., (144A), 8.75%, due 02/01/16(1)	123,000
190,000	Verso Paper Holdings LLC/Verso Paper, Inc., (144A), 8.75%, due 02/01/19(1)	195,700

	Total Forest Products & Paper	318,700

	Healthcare Providers (2.5%)
50,000	Aviv Healthcare Properties LP, (144A), 7.75%, due 02/15/19(1)	51,250

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Healthcare Providers (Continued)
$1,000,000	Capella Healthcare, Inc., (144A), 9.25%, due 07/01/17(1)	$1,085,000
1,150,000	Healthsouth Corp., 7.25%, due 10/01/18	1,181,625
385,000	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., (144A), 7.75%, due 02/01/19(1)	388,850
385,000	Vanguard Health Systems, Inc., (144A), 0%, due 02/01/16(1)(4)	237,737

	Total Healthcare Providers	2,944,462

	Heavy Machinery (0.2%)
225,000	Liberty Tire Recycling, (144A), 11%, due 10/01/16(1)	250,031

	Home Construction, Furnishings & Appliances (0.5%)
625,000	K Hovnanian Enterprises, Inc., 10.625%, due 10/15/16	662,500

	Lodging (3.8%)
750,000	Boyd Gaming Corp., (144A), 9.125%, due 12/01/18(1)	783,750
1,425,000	Harrah’s Operating Co., Inc., 10%, due 12/15/18	1,271,812
1,400,000	Marina District Finance Co., Inc., (144A), 9.5%, due 10/15/15(1)	1,421,000
425,000	MGM Mirage, Inc., 6.75%, due 04/01/13	421,812
75,000	MGM Mirage, Inc., (144A), 9%, due 03/15/20(1)	83,063
475,000	MGM Mirage, Inc., 10.375%, due 05/15/14	541,500

	Total Lodging	4,522,937

	Media - Broadcasting & Publishing (8.9%)
1,000,000	Block Communications, Inc., (144A), 8.25%, due 12/15/15(1)	1,020,000
1,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., (144A), 7%, due 01/15/19(1)	1,005,000
1,625,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., (144A), 8.625%, due 11/15/17(1)	1,700,156
34,000	CMP Susquehanna Corp., 3.268%, due 05/15/14(2)	24,101
625,000	DCP LLC/DCP Corp., (144A), 10.75%, due 08/15/15(1)	626,563
1,225,000	Insight Communications Co., Inc., (144A), 9.375%, due 07/15/18(1)	1,332,187
775,000	McClatchy Co. (The), 11.5%, due 02/15/17	874,781
100,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.5%, due 10/15/15	102,250
900,000	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., (144A), 8.875%, due 04/15/17(1)	958,500
970,000	Salem Communications Corp., 9.625%, due 12/15/16	1,047,600
675,000	Univision Communications, Inc., (144A), 7.875%, due 11/01/20(1)	718,875
700,000	Univision Communications, Inc., (144A), 8.5%, due 05/15/21(1)	725,375
450,000	Univision Communications, Inc., (144A), 12%, due 07/01/14(1)	491,063

	Total Media - Broadcasting & Publishing	10,626,451

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Medical Supplies (2.2%)
$800,000	Accellent, Inc., 8.375%, due 02/01/17	$838,000
1,000,000	Alere, Inc., 7.875%, due 02/01/16	1,030,000
700,000	DJO Finance LLC / DJO Finance Corp., (144A), 9.75%, due 10/15/17(1)	733,250

	Total Medical Supplies	2,601,250

	Metals (4.4%)
800,000	AK Steel Corp., 7.625%, due 05/15/20	816,000
595,000	FMG Resources August 2006 Pty, Ltd., (144A), 7%, due 11/01/15(1)	612,850
625,000	Mobile Mini, Inc., (144A), 7.875%, due 12/01/20(1)	668,750
525,000	Mueller Water Products, Inc., 8.75%, due 09/01/20	585,375
2,325,000	Ryerson Holding Corp. , due 02/01/15(4)	1,232,250
125,000	Ryerson, Inc., 12%, due 11/01/15(4)	133,438
735,000	Severstal Columbus LLC, (144A), 10.25%, due 02/15/18(1)	799,312
425,000	Steel Dynamics, Inc., (144A), 7.625%, due 03/15/20(1)	455,812

	Total Metals	5,303,787

	Miscellaneous (1.5%)
490,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, (144A), 7.125%, due 04/15/19(1)	508,375
200,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, (144A), 8.25%, due 02/15/21(1)	202,000
1,000,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, (144A), 9%, due 04/15/19(1)	1,050,000

	Total Miscellaneous	1,760,375

	Oil & Gas (12.5%)
425,000	Basic Energy Services, Inc., 7.125%, due 04/15/16	415,438
2,150,000	Chaparral Energy, Inc., 8.875%, due 02/01/17	2,236,000
525,000	Chesapeake Energy Corp., 6.625%, due 08/15/20	544,031
980,000	Dynegy Holdings, Inc., 7.75%, due 06/01/19	703,150
500,000	El Paso Corp., 8.05%, due 10/15/30	517,500
200,000	EXCO Resources, Inc., 7.5%, due 09/15/18	200,000
1,500,000	Expro Finance Luxembourg SCA, (144A), 8.5%, due 12/15/16(1)	1,485,020
590,000	Harvest Operations Corp., (144A), 6.875%, due 10/01/17(1)	607,700
1,525,000	OPTI Canada, Inc. (Canada), 8.25%, due 12/15/14	907,375
375,000	Parker Drilling Co., 9.125%, due 04/01/18	395,625
700,000	Petrohawk Energy Corp., 7.25%, due 08/15/18	715,750
550,000	Plains Exploration & Production Co., 7.625%, due 06/01/18	584,375
350,000	Plains Exploration & Production Co., 7.625%, due 04/01/20	378,000

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Oil & Gas (Continued)
$1,950,000	Sabine Pass LNG LP, 7.25%, due 11/30/13	$1,935,375
625,000	Sabine Pass LNG, LP, 7.5%, due 11/30/16	612,500
500,000	SandRidge Energy, Inc., (144A), 8%, due 06/01/18(1)	513,750
2,380,000	Southern Union Co., 7.2%, due 11/01/66(2)	2,225,300

	Total Oil & Gas	14,976,889

	Pharmaceuticals (2.3%)
1,000,000	Giant Funding Corp., (144A), 8.25%, due 02/01/18(1)	1,033,750
675,000	NBTY, Inc., (144A), 9%, due 10/01/18(1)	727,312
1,000,000	Warner Chilcott Co. LLC, (144A), 7.75%, due 09/15/18(1)	1,037,500

	Total Pharmaceuticals	2,798,562

	Radio Telephone Communications (1.8%)
830,000	GeoEye, Inc., 9.625%, due 10/01/15	939,975
460,000	GeoEye, Inc., 8.625%, due 10/01/16	486,450
750,000	Nextel Communications, Inc., 5.95%, due 03/15/14	750,938

	Total Radio Telephone Communications	2,177,363

	Real Estate (1.4%)
600,000	DuPont Fabros Technology LP (REIT), 8.5%, due 12/15/17	646,500
950,000	Felcor Lodging, LP (REIT), 10%, due 10/01/14	1,080,625

	Total Real Estate	1,727,125

	Restaurants (0.4%)
400,000	DineEquity, Inc., (144A), 9.5%, due 10/30/18(1)	430,500

	Retailers (2.1%)
400,000	Harry & David Holdings, Inc., 5.296%, due 03/01/12(2)	164,000
850,000	Harry & David Holdings, Inc., 9%, due 03/01/13	348,500
255,000	JC Penney Corp, Inc., 7.125%, due 11/15/23	262,013
1,600,000	Toys R Us Property Co. II LLC, 8.5%, due 12/01/17	1,744,000

	Total Retailers	2,518,513

	Telephone Communications, exc. Radio (5.1%)
1,000,000	Broadview Networks Holdings, Inc., 11.375%, due 09/01/12	980,000
700,000	Cincinnati Bell, Inc., 8.75%, due 03/15/18	670,250
775,000	Level 3 Financing, Inc., 4.344%, due 02/15/15(2)	699,437
815,000	Level 3 Financing, Inc., 8.75%, due 02/15/17	782,400
1,235,000	PAETEC Holding Corp., 8.875%, due 06/30/17	1,333,800
300,000	Windstream Corp., (144A), 7.75%, due 10/15/20(1)(5)	309,750

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Telephone Communications, exc. Radio (Continued)
$1,275,000	Windstream Corp., 7.875%, due 11/01/17	$1,365,844

	Total Telephone Communications, exc. Radio	6,141,481

	Telephone Systems (1.5%)
1,750,000	Sprint Capital Corp., 6.9%, due 05/01/19	1,752,188

	Transportation (0.7%)
250,000	Florida East Coast Railway Corp., (144A), 8.125%, due 02/01/17(1)	260,625
525,000	RailAmerica, Inc., 9.25%, due 07/01/17	579,469

	Total Transportation	840,094

	Total Corporate Bonds (Cost: $105,753,544) (91.9%)	109,866,704

	Municipal Obligations (1.9%)
1,750,000	NYC Industrial Development Agency, (144A), 11%, due 03/01/29(1)	2,257,500

	Total Municipal Bonds (Cost: $1,901,563)	2,257,500

Number of Shares	Equity Securities
131	Ally Financial, Inc., (144A), Preferred Stock, 7.00% (Banking)(1)	124,123
31,100	Citigroup Capital XIII, Preferred Stock, 7.785% (Banking)	831,303

	Total Equity Securities (Cost: $884,518) (0.8%)	955,426

	Money Market Investments
3,200,000	Dreyfus Institutional Cash Advantage Fund, 0.18%	3,200,000
900,000	BlackRock Provident Institutional Fund, 0.17%	900,000

	Total Money Market Investments (Cost: $4,100,000) (3.4%)	4,100,000

Principal Amount	Short-Term Investments (1.3%)
$1,534,470	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/11 (collateralized by $1,550,000 U.S. Treasury Note, 1.00%, due 4/30/12, valued at $1,566,585) (Total Amount to be Received Upon Repurchase $1,534,471)	1,534,470

	Total Short-Term Investments (Cost: $1,534,470) (1.3%)	1,534,470

	Total Investments (Cost: $115,006,595) (100.0%)	119,541,000
	Excess of Other Assets over Liabilities (0.0%)	3,146

	Net Assets (100.0%)	$119,544,146

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the value of these securities amounted to $50,036,774 or 41.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2011.

(3)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(4)	Non-income producing security.

(5)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Investments by Industry (Unaudited)	January 31, 2011

Industry	Percentage of Net Assets
Automotive	4.1%
Banking	4.8
Building Materials	1.3
Chemicals	2.9
Coal	0.9
Commercial Services	6.5
Communications	1.4
Computer & Data Processing Services	0.6
Computer Integrated Systems Design	0.6
Data Processing & Preparation	0.6
Electric Utilities	9.2
Electronics	2.4
Entertainment & Leisure	1.5
Financial Services	4.2
Food Retailers	0.3
Forest Products & Paper	0.3
Healthcare Providers	2.5
Heavy Machinery	0.2
Home Construction, Furnishings & Appliances	0.5
Investment Companies	3.4
Lodging	3.8
Media - Broadcasting & Publishing	8.9
Medical Supplies	2.2
Metals	4.4
Miscellaneous	1.5
Municipal Bonds	1.9
Oil & Gas	12.5
Pharmaceuticals	2.3
Radio Telephone Communications	1.8
Real Estate	1.4
Restaurants	0.4
Retailers	2.1
Telephone Communications, exc. Radio	5.1
Telephone Systems	1.5
Transportation	0.7
Short-Term Investments	1.3

Total	100.0%

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2011

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (8.5% of Net Assets)
$250,813	Bank of America Auto Trust (09-1A-A3), (144A), 2.67%, due 07/15/13(1)	$253,445
216,689	BMW Vehicle Lease Trust (09-1-A3), 2.91%, due 03/15/12	218,234
230,682	Capital Auto Receivables Asset Trust (08-CPA-A1), (144A), 1.111%, due 01/15/13(1)(2)	231,305
275,000	Ford Credit Auto Owner Trust (08-C-A4A), 5.16%, due 04/15/13	284,686
348,679	Ford Credit Auto Owner Trust (09-A-A3A), 3.96%, due 05/15/13	354,334
195,341	Honda Auto Receivables Owner Trust (09-2-A3), 2.79%, due 01/15/13	197,383
401,090	Household Home Equity Loan Trust (06-1-A1), 0.421%, due 01/20/36(2)	369,141
185,472	Huntington Auto Trust (08-1A-A3A), (144A), 4.81%, due 04/16/12(1)	186,264
370,000	Morgan Stanley ABS Capital I (05-HE3-M2), 0.78%, due 07/25/35(2)	342,701
178,365	Morgan Stanley ABS Capital I (05-WMC6-M1), 0.74%, due 07/25/35(2)	174,917
375,000	Nissan Auto Lease Trust (09-B-A3), 2.07%, due 01/15/15	377,094
274,376	Nissan Auto Receivables Owner Trust (09-A-A3), 3.2%, due 02/15/13	277,858
108,798	Reliant Energy Mid-Atlantic Power Holdings LLC, 9.237%, due 07/02/17	118,862
327,365	Structured Asset Securities Corp. (07-BC2-A2), 0.35%, due 03/25/37(2)	321,909
300,000	Wells Fargo Home Equity Trust (04-2-AI6), 5%, due 05/25/34	307,768
206,507	World Omni Auto Receivables Trust (07-B-A4), 5.39%, due 05/15/13	211,788

	Total Asset-Backed Securities (Cost: $4,240,832)	4,227,689

	Collateralized Mortgage Obligations (48.3%)
14,157	Banc of America Commercial Mortgage, Inc. (01-1-A2), 6.503%, due 04/15/36	14,144
395,000	Bear Stearns Commercial Mortgage Securities (02-PBW1-A2), 4.72%, due 11/11/35	410,104
405,000	Commercial Mortgage Asset Trust (99-C1-A4), 6.975%, due 01/17/32	431,441
242,367	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 2.393%, due 11/25/32(2)	225,404
385,000	Credit Suisse First Boston Mortgage Securities Corp. (02-CP3-A3), 5.603%, due 07/15/35	403,000
487,675	Federal Home Loan Mortgage Corp. (2368-AF), 1.211%, due 10/15/31 (PAC)(2)	492,948
13,863	Federal Home Loan Mortgage Corp. (2432-FH), 0.961%, due 03/15/32(2)	14,039
152,538	Federal Home Loan Mortgage Corp. (2585-FD), 0.761%, due 12/15/32(2)	153,059
742,886	Federal Home Loan Mortgage Corp. (2611-XF), 0.661%, due 02/15/31 (TAC)(2)	742,834
482,089	Federal Home Loan Mortgage Corp. (2649-PF), 0.661%, due 06/15/33 (PAC)(2)	481,409
574,978	Federal Home Loan Mortgage Corp. (2802-AF), 0.511%, due 04/15/33 (PAC)(2)	576,710
662,124	Federal Home Loan Mortgage Corp. (2812-DF), 0.711%, due 06/15/23(2)	665,646
535,057	Federal Home Loan Mortgage Corp. (2812-MF), 0.711%, due 06/15/34(2)	535,154
375,392	Federal Home Loan Mortgage Corp. (2817-FA), 0.761%, due 06/15/32(2)	375,735
781,868	Federal Home Loan Mortgage Corp. (3129-CQ), 5.75%, due 05/15/35 (PAC)	830,892
470,992	Federal Home Loan Mortgage Corp. (3318-F), 0.511%, due 05/15/37(2)	466,600
629,428	Federal Home Loan Mortgage Corp. (3346-FA), 0.491%, due 02/15/19(2)	629,562

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$2,547,239	Federal Home Loan Mortgage Corp. (3384-SL), 6.209%, due 11/15/37 (I/O) (I/F)(2)	$390,069
744,392	Federal Home Loan Mortgage Corp. (3417-FA), 0.761%, due 11/15/37(2)	744,013
1,133,555	Federal Home Loan Mortgage Corp. Strip (237-F22), 0.611%, due 05/15/36(2)	1,127,923
575,015	Federal National Mortgage Association (02-82-FP), 0.76%, due 02/25/32 (PAC)(2)	575,630
510,637	Federal National Mortgage Association (02-83-LF), 0.76%, due 07/25/31 (PAC)(2)	510,996
910,205	Federal National Mortgage Association (02-97-FR), 0.81%, due 01/25/33(2)	910,184
639,168	Federal National Mortgage Association (03-130-FA), 0.58%, due 01/25/34 (PAC)(2)	640,065
126,993	Federal National Mortgage Association (03-20-HP), 4%, due 10/25/16(2)	126,952
1,351,611	Federal National Mortgage Association (03-64-FN), 0.71%, due 07/25/33(2)	1,353,169
753,758	Federal National Mortgage Association (03-74-F), 0.66%, due 02/25/31(2)	753,744
1,064,465	Federal National Mortgage Association (03-W6-F), 0.61%, due 09/25/42(2)	1,059,387
437,751	Federal National Mortgage Association (04-81-MK), 4.5%, due 06/25/22	447,829
535,699	Federal National Mortgage Association (05-103-FP), 0.56%, due 10/25/35(2)	530,906
510,007	Federal National Mortgage Association (05-105-F), 0.56%, due 12/25/35(2)	506,119
838,116	Federal National Mortgage Association (06-58-FT), 0.61%, due 07/25/36 (TAC)(2)	836,609
573,077	Federal National Mortgage Association (10-43-DP), 5%, due 05/25/40 (PAC)	613,735
421,957	Federal National Mortgage Association (10-64-DM), 5%, due 06/25/40 (PAC)	447,003
261,129	GE Capital Commercial Mortgage Corp. (02-1A-A3), 6.269%, due 12/10/35	271,342
271,220	GMAC Mortgage Corp. Loan Trust (04-J2-A2), 0.76%, due 06/25/34(2)	264,611
43,071	GMAC Mortgage Corp. Loan Trust (04-JR1-A6), 0.71%, due 12/25/33(2)	42,142
827,887	Government National Mortgage Association (07-49-NO), 0%, due 12/20/35 (P/O) (PAC)(3)	800,979
834,839	Government National Mortgage Association (09-66-UF), 1.261%, due 08/16/39(2)	845,466
415,000	Greenwich Capital Commercial Funding Corp. (02-C1-A4), 4.948%, due 01/11/35	433,578
350,000	Greenwich Capital Commercial Funding Corp. (04-GG1-A7), 5.317%, due 06/10/36	376,694
195,000	JP Morgan Chase Commercial Mortgage Securities Corp. (02-C2-A2), 5.05%, due 12/12/34	204,935
395,000	JP Morgan Chase Commercial Mortgage Securities Corp. (02-C3-A2), 4.994%, due 07/12/35	415,496
112,615	LB-UBS Commercial Mortgage Trust (01-C2-A2), 6.653%, due 11/15/27	112,785
390,000	Merrill Lynch Mortgage Trust (02-MW1-A4), 5.619%, due 07/12/34	404,873
512,134	NCUA Guaranteed Note (10-R3-1A), 0.823%, due 12/08/20(2)	512,457
433,404	NCUA Guaranteed Note (10-R3-2A), 0.823%, due 12/08/20(2)	433,677
68,253	Residential Accredit Loans, Inc. (02-QS16-A2), 0.81%, due 10/25/17(2)	66,306

	Total Collateralized Mortgage Obligations (Cost: $24,459,376)	24,208,355

	U.S. Government Agency Obligations (21.1%)
29,212	Federal Home Loan Mortgage Corp., Pool #1B1010, 2.875%, due 08/01/33(2)	30,487
282,864	Federal Home Loan Mortgage Corp., Pool #310005, 6.688%, due 11/01/19(2)	304,122
77,938	Federal Home Loan Mortgage Corp., Pool #610967, 2.635%, due 04/01/28(2)	81,149

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$150,880	Federal Home Loan Mortgage Corp., Pool #780721, 2.625%, due 08/01/33(2)	$156,149
56,454	Federal Home Loan Mortgage Corp., Pool #780833, 2.581%, due 09/01/33(2)	57,981
549,152	Federal Home Loan Mortgage Corp., Pool #781122, 2.509%, due 12/01/33(2)	575,644
36,580	Federal Home Loan Mortgage Corp., Pool #789924, 2.474%, due 11/01/32(2)	38,371
585,000	Federal National Mortgage Association, 0.37%, due 12/03/12(2)	585,064
124,088	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	140,711
14,444	Federal National Mortgage Association, Pool #661691, 2.699%, due 10/01/32(2)	15,037
253,555	Federal National Mortgage Association, Pool #711014, 2.53%, due 10/01/33(2)	266,657
77,681	Federal National Mortgage Association, Pool #725886, 2.636%, due 05/01/34(2)	81,647
361,537	Federal National Mortgage Association, Pool #735084, 2.649%, due 02/01/34(2)	378,319
139,337	Federal National Mortgage Association, Pool #735524, 2.638%, due 02/01/35(2)	145,968
404,805	Federal National Mortgage Association, Pool #735542, 2.592%, due 11/01/34(2)	419,960
489,099	Federal National Mortgage Association, Pool #770222, 2.538%, due 04/01/34(2)	510,441
52,671	Federal National Mortgage Association, Pool #786884, 2.935%, due 08/01/34(2)	54,951
615,038	Federal National Mortgage Association, Pool #793031, 2.073%, due 07/01/34(2)	636,017
457,882	Federal National Mortgage Association, Pool #804017, 2.425%, due 12/01/34(2)	477,529
429,358	Federal National Mortgage Association, Pool #821159, 2.157%, due 05/01/35(2)	441,853
303,022	Federal National Mortgage Association, Pool #821915, 2.685%, due 06/01/35(2)	318,162
236,933	Federal National Mortgage Association, Pool #822073, 2.595%, due 07/01/35(2)	249,251
139,183	Federal National Mortgage Association, Pool #826239, 2.599%, due 07/01/35(2)	144,443
888,057	Federal National Mortgage Association, Pool #829043, 5.5%, due 08/01/20	963,098
137,576	Federal National Mortgage Association, Pool #830581, 2.023%, due 05/01/35(2)	139,509
185,201	Federal National Mortgage Association, Pool #832721, 2.313%, due 09/01/35(2)	189,451
409,809	Federal National Mortgage Association, Pool #841970, 2.252%, due 10/01/33(2)	425,509
617,424	Federal National Mortgage Association, Pool #851282, 2.304%, due 11/01/35(2)	628,810
698,598	Federal National Mortgage Association, Pool #AD3830, 4.5%, due 04/01/25	736,645
132,580	Government National Mortgage Association, Pool #781714, 6.5%, due 12/15/17	143,652
47,175	Government National Mortgage Association II, Pool #80022, 2.125%, due 12/20/26(2)	48,133
336,856	Government National Mortgage Association II, Pool #80546, 2%, due 10/20/31(2)	348,961
39,833	Government National Mortgage Association II, Pool #80636, 2.625%, due 09/20/32(2)	41,349
209,983	Government National Mortgage Association II, Pool #80734, 2.625%, due 09/20/33(2)	214,968
6,713	Government National Mortgage Association II, Pool #80747, 2.125%, due 10/20/33(2)	6,868
25,322	Government National Mortgage Association II, Pool #80757, 2.625%, due 10/20/33(2)	25,981
84,704	Government National Mortgage Association II, Pool #80764, 2.125%, due 11/20/33(2)	86,219
88,786	Government National Mortgage Association II, Pool #80766, 2.125%, due 11/20/33(2)	90,836
203,525	Government National Mortgage Association II, Pool #80797, 3%, due 01/20/34(2)	207,374
87,271	Government National Mortgage Association II, Pool #80869, 3.5%, due 04/20/34(2)	90,669

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$80,624	Government National Mortgage Association II, Pool #80937, 3.5%, due 06/20/34(2)	$84,166

	Total U.S. Government Agency Obligations (Cost: $10,312,397)	10,582,111

	Corporate Bonds
	Banking (8.7%)
370,000	Bank of America Corp., 1.02%, due 12/02/11(2)	372,441
465,000	Bank of America Corp., 0.503%, due 06/22/12(2)	466,186
250,000	Bank of America Corp., 1.724%, due 01/30/14(2)	250,591
500,000	Citigroup, Inc., 5.3%, due 10/17/12	528,620
760,000	General Electric Capital Corp., 0.603%, due 06/08/12(2)	763,549
250,000	General Electric Capital Corp., 1.875%, due 09/16/13	250,744
250,000	HSBC Bank PLC, (144A), 1.103%, due 01/17/14(1)(2)	249,852
815,000	KeyCorp, 0.861%, due 12/19/11(2)	819,491
250,000	Lloyds TSB Bank PLC, 2.653%, due 01/24/14(2)	251,284
400,000	Royal Bank of Scotland PLC (The) (United Kingdom), 2.704%, due 08/23/13(2)	406,464

	Total Banking	4,359,222

	Beverages, Food & Tobacco (0.5% of Net Assets)
250,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium), 0.854%, due 01/27/14(2)	250,523

	Commercial Services (0.9%)
400,000	International Lease Finance Corp., (144A), 6.5%, due 09/01/14(1)	427,000

	Electric Utilities (0.5%)
250,000	IPALCO Enterprises, Inc., 7.625%, due 11/14/11	261,250

	Financial Services (0.8% of Net Assets)
395,000	Morgan Stanley, 0.502%, due 03/13/12(2)	396,137

	Healthcare Providers (1.0% of Net Assets)
500,000	Universal Health Services, Inc., 6.75%, due 11/15/11	517,298

	Insurance (1.3%)
250,000	Farmers Insurance Exchange Note, (144A), 6%, due 08/01/14(1)	266,770
400,000	MetLife, Inc., 2.375%, due 02/06/14	405,156

	Total Insurance	671,926

	Media - Broadcasting & Publishing (0.5%)
250,000	CSC Holdings, Inc., 7.625%, due 04/01/11	252,188

	Oil & Gas (0.5%)
250,000	El Paso Corp., 7.875%, due 06/15/12	265,937

	Real Estate (1.7%)
350,000	Duke Realty LP, 5.4%, due 08/15/14 (REIT)	375,613
115,000	Healthcare Realty Trust, Inc., 5.125%, due 04/01/14 (REIT)	121,799
225,000	Healthcare Realty Trust, Inc., 8.125%, due 05/01/11 (REIT)	228,940
100,000	WEA Finance LLC, (144A), 7.5%, due 06/02/14(1)	115,061

	Total Real Estate	841,413

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
	Telephone Communications, exc. Radio (0.8%)
$375,000	Qwest Corp., 7.875%, due 09/01/11	$389,062

	Total Corporate Bonds (Cost: $8,593,768)	8,631,956

	Municipal Bonds (1.5%)
350,000	Illinois State Build America Bonds, 4.071%, due 01/01/14	349,524
400,000	Kentucky Asset Liability Commission, Revenue Bond, 0.841%, due 04/01/11	399,780

	Total Municipal Bonds (Cost: $747,286)	749,304

	U.S. Treasury Bond (Cost: $128,645) (0.3%)
123,223	U.S. Treasury Inflation Indexed Bond, 3.375%, due 01/15/12(4)	128,845

	Total Fixed Income Securities (Cost: $48,482,304) (96.9%)	48,528,260

Number of Shares	Money Market Investments (Cost: $960,000) (1.9%)
960,000	Dreyfus Institutional Cash Advantage Fund, 0.18%	960,000

Principal Amount	Short-Term Investments
$322,545	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/11 (collateralized by $75,000, U.S. Treasury Note, 1.00%, due 04/30/12, valued at $75,803; 250,000 U.S. Treasury Note, 2.75%, due 11/30/16, valued at $256,875) (Total Amount to be Received Upon Repurchase $322,545)	322,545

	Total Short-Term Investments (Cost: $322,545) (0.7%)	322,545

	Total Investments (Cost: $49,764,849) (99.5%)	49,810,805
	Excess of Other Assets over Liabilities (0.5%)	274,408

	Net Assets (100.0%)	$50,085,213

Notes to the Schedule of Investments:

I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the value of these securities amounted to $1,729,697 or 3.5% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2011.

(3)		Non-income producing security.

(4)		Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Investments by Industry (Unaudited)	January 31, 2011

Industry	Percentage of Net Assets
Asset-Backed Securities	8.5%
Banking	8.7
Beverages, Food & Tobacco	0.5
Commercial Services	0.9
Electric Utilities	0.5
Financial Services	0.8
Healthcare Providers	1.0
Insurance	1.3
Investment Companies	1.9
Media - Broadcasting & Publishing	0.5
Municipal Bonds	1.5
Oil & Gas	0.5
Private Mortgage-Backed Securities	9.9
Real Estate	1.7
Telephone Communications, exc. Radio	0.8
U.S. Government Agency Obligations	59.5
U.S. Government Obligations	0.3
Short-Term Investments	0.7

Total	99.5%

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2011

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (9.3% of Net Assets)
$41,609,000	Accredited Mortgage Loan Trust (06-1-A4), 0.54%, due 04/25/36(1)	$20,146,641
4,000,000	Accredited Mortgage Loan Trust (06-2-A4), 0.52%, due 09/25/36(1)	1,532,352
11,120,581	Asset-Backed Securities Corp. Home Equity (06-HE1-A3), 0.456%, due 01/25/36(1)	8,477,474
33,465,493	Asset-Backed Securities Corp. Home Equity (06-HE7-A4), 0.396%, due 11/25/36(1)	14,080,974
52,114,000	Asset-Backed Securities Corp. Home Equity (07-HE1-A4), 0.396%, due 12/25/36(1)	22,576,421
4,943,459	Centex Home Equity (03-C-M1), 0.956%, due 09/25/33(1)	3,948,707
16,300,000	Citicorp Residential Mortgage Securities, Inc. (06-2-A4), 5.775%, due 09/25/36(1)	15,913,462
14,260,000	Countrywide Asset-Backed Certificates (06-BC5-2A3), 0.426%, due 03/25/37(1)	8,735,699
18,225,424	Credit-Based Asset Servicing and Securitization LLC (06-CB6-A1), 0.336%, due 07/25/36(1)	11,653,299
31,942,090	Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4), 0.416%, due 10/25/36(1)	14,156,798
5,714,562	Credit-Based Asset Servicing and Securitization LLC (07-CB4-A2A), 5.844%, due 04/25/37	5,743,695
20,741,707	CSAB Mortgage Backed Trust (06-2-A6A), 5.72%, due 09/25/36(1)	15,091,728
7,750,000	Fieldstone Mortgage Investment Corp. (07-1-2A2), 0.526%, due 04/25/47(1)	3,230,549
21,166,699	Fremont Home Loan Trust (06-1-2A3), 0.436%, due 04/25/36(1)	16,055,893
21,500,000	Fremont Home Loan Trust (06-3-2A4), 0.496%, due 02/25/37(1)	9,599,943
15,547,396	Fremont Home Loan Trust (06-D-2A2), 0.386%, due 11/25/36(1)	6,846,622
21,546,623	GSAA Home Equity Trust (06-13-AF3), 6.04%, due 07/25/36(1)	14,894,207
18,845,993	GSAA Home Equity Trust (06-13-AF4), 6.119%, due 07/25/36(1)	12,336,357
21,030,955	GSAA Home Equity Trust (06-15-AF5), 6.192%, due 09/25/36(1)	13,018,849
5,530,677	GSAA Home Equity Trust (06-16-A1), 0.316%, due 10/25/36(1)	2,977,700
4,540,423	GSAA Home Equity Trust (06-19-A1), 0.346%, due 12/25/36(1)	2,322,040
3,123,279	GSAA Home Equity Trust (07-4-A1), 0.356%, due 03/25/37(1)	1,596,764
21,920,484	GSAMP Trust (06-HE4-A2C), 0.406%, due 06/25/36(1)	13,916,702
36,149,190	GSAMP Trust (06-HE5-A2C), 0.406%, due 08/25/36(1)	20,050,944
24,118,028	Household Home Equity Loan Trust (06-2-A1), 0.411%, due 03/20/36(1)	22,795,757
46,001,421	Long Beach Mortgage Loan Trust (06-3-2A3), 0.406%, due 05/25/46(1)	18,117,310
23,624,000	Long Beach Mortgage Loan Trust (06-6-2A4), 0.506%, due 07/25/36(1)	9,598,670
15,000,000	Long Beach Mortgage Loan Trust (06-7-2A4), 0.496%, due 08/25/36(1)	5,380,887
43,000,000	Morgan Stanley Capital Inc. (06-NC3-A2D), 0.526%, due 03/25/36(1)	23,483,676
44,000,000	Morgan Stanley Capital, Inc. (06-HE5-A2C), 0.396%, due 08/25/36(1)	30,767,968
23,013,103	Morgan Stanley Capital, Inc. (07-HE2-A2B), 0.346%, due 01/25/37(1)	12,652,148
8,133,600	Morgan Stanley Home Equity Loan Trust (07-2-A4), 0.606%, due 04/25/37(1)	3,128,381
5,294,883	Morgan Stanley Mortgage Loan Trust (07-2AX-2A1), 0.346%, due 12/25/36(1)	2,668,404

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$5,209,737	Morgan Stanley Mortgage Loan Trust (07-7AX-2A1), 0.38%, due 04/25/37(1)	$2,579,085
11,495,000	Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C), 0.416%, due 09/25/37(1)	5,372,176
51,647,693	Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2), 0.49%, due 02/25/37(1)	24,036,888
19,000,000	Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B), 0.4%, due 01/25/37(1)	9,164,536
36,094,542	SG Mortgage Securities Trust (07-NC1-A2), 0.5%, due 12/25/36(2)	19,152,248
10,400,000	Soundview Home Equity Loan Trust (06-OPT4-2A4), 0.486%, due 06/25/36(1)	5,165,118
22,900,000	Soundview Home Equity Loan Trust (06-OPT5-2A4), 0.496%, due 07/25/36(1)	9,991,591
4,000,000	Soundview Home Equity Loan Trust (07-OPT3-2A4), 0.506%, due 08/25/37(1)	1,917,476
11,000,000	Washington Mutual Asset-Backed Certificates (07-HE4-2A3), 0.43%, due 06/25/37(1)	4,707,625

	Total Asset-Backed Securities (Cost: $435,659,721)	469,583,764

	Collateralized Mortgage Obligations (59.3%)
5,848,697	Adjustable Rate Mortgage Trust (04-5-3A1), 4.867%, due 04/25/35(1)	5,072,964
15,222,057	Adjustable Rate Mortgage Trust (05-12-2A1), 3.133%, due 03/25/36(1)	10,215,817
71,164,000	Adjustable Rate Mortgage Trust (06-2-1A4), 5.53%, due 05/25/36(1)	46,777,093
10,808,185	Adjustable Rate Mortgage Trust (07-1-5A1), 0.41%, due 03/25/37(1)	4,923,201
11,658,412	American Home Mortgage Assets (05-2-2A1A), 3.021%, due 01/25/36(1)	8,257,633
41,338,332	American Home Mortgage Assets (07-1-A1), 1.023%, due 02/25/47	21,970,360
1,014,203	Banc of America Commercial Mortgage, Inc. (07-4-A4), 5.742%, due 02/10/51(1)	1,095,806
5,296,229	Banc of America Funding Corp. (06-7-1A4), 6%, due 09/25/36 (TAC)(1)	4,801,900
24,929,852	Banc of America Funding Corp. (07-6-A2), 0.54%, due 07/25/37(1)	17,525,723
6,618,009	Banc of America Funding Corp. (09-R14A-2A), 14.517%, due 07/26/35 (I/F)(1)(2)	6,640,425
20,205,607	BCAP LLC Trust (07-AA4-11A1), 5.789%, due 06/25/47(1)	13,281,893
2,642,531	Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 2.906%, due 02/25/35(1)	2,029,634
2,473,558	Bear Stearns Alt-A Trust (06-3-1A1), 0.446%, due 05/25/36(1)	1,306,336
12,699,713	Bear Stearns Alt-A Trust (06-3-23A1), 4.798%, due 05/25/36(1)	8,024,161
4,749,842	Bear Stearns Alt-A Trust (06-8-1A1), 0.416%, due 06/25/46(1)	2,264,653
21,765,621	Bear Stearns Alt-A Trust (06-8-2A1), 4.777%, due 08/25/46(1)	11,366,704
24,185,000	Bear Stearns Commercial Mortgage Securities (05-T20-A4A), 5.149%, due 10/12/42(1)	26,201,086
5,797,271	Bear Stearns Mortgage Funding Trust (07-AR4-1A1), 0.456%, due 09/25/47(1)	3,825,289
7,292,338	Chaseflex Trust (05-1-1A5), 6.5%, due 02/25/35	6,477,450
24,227,000	Chaseflex Trust (06-1-A3), 6.295%, due 06/25/36(1)	20,483,396
7,100,907	Citicorp Mortgage Securities, Inc. (07-4-3A1), 5.5%, due 05/25/37	6,562,907
24,558,960	Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A5A), 5.652%, due 07/25/36	19,221,807
9,743,633	Citigroup Mortgage Loan Trust, Inc. (07-12-2A1), 6.5%, due 10/25/36(2)	6,776,453
5,702,120	CitiMortgage Alternative Loan Trust (05-A1-2A1), 5%, due 07/25/20	5,531,764
1,843,181	Countrywide Alternative Loan Trust (05-27-1A2), 1.723%, due 08/25/35(1)	1,325,809

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$12,045,850	Countrywide Alternative Loan Trust (05-76-1A1), 1.803%, due 01/25/36(1)	$9,319,733
19,140,000	Countrywide Alternative Loan Trust (05-85CB-2A3), 5.5%, due 02/25/36	16,296,820
5,953,853	Countrywide Alternative Loan Trust (05-J1-2A1), 5.5%, due 03/25/35	5,510,211
4,794,156	Countrywide Alternative Loan Trust (05-J5-1A1), 0.556%, due 05/25/35(1)	4,230,019
12,315,016	Countrywide Alternative Loan Trust (06-14CB-A4), 6%, due 06/25/36	9,478,351
10,570,353	Countrywide Alternative Loan Trust (06-39CB-1A6), 0.856%, due 01/25/37(1)	5,288,567
40,000,000	Countrywide Alternative Loan Trust (06-43CB-1A12), 5.75%, due 02/25/37	30,296,880
28,197,250	Countrywide Alternative Loan Trust (06-6CB-1A4), 5.5%, due 05/25/36	21,683,993
10,450,672	Countrywide Alternative Loan Trust (06-J3-3A1), 5.5%, due 04/25/21	9,183,570
15,503,686	Countrywide Alternative Loan Trust (07-18CB-2A25), 6%, due 08/25/37	11,454,617
34,581,380	Countrywide Alternative Loan Trust (07-19-1A34), 6%, due 08/25/37	26,186,100
18,006,098	Countrywide Alternative Loan Trust (07-9T1-2A3), 6%, due 05/25/37	11,508,904
9,408,205	Countrywide Alternative Loan Trust (07-9T1-3A1), 5.5%, due 05/25/22	8,088,086
1,685,622	Countrywide Home Loans Mortgage Pass Through Trust (03-J4-1A1), 4.5%, due 06/25/33 (PAC)	1,726,547
37,076,589	Countrywide Home Loans Mortgage Pass Through Trust (04-13-1A3), 5.5%, due 08/25/34	36,285,137
675,459	Countrywide Home Loans Mortgage Pass Through Trust (05-8R-A4), 6%, due 10/25/34	684,516
10,563,268	Countrywide Home Loans Mortgage Pass Through Trust (06-HYB5-1A1), 3.019%, due 03/25/36(1)	6,960,072
32,000,000	Countrywide Home Loans Mortgage Pass Through Trust (07-1-A8), 6%, due 03/25/37	27,595,075
12,403,519	Countrywide Home Loans Mortgage Pass Through Trust (07-10-A21), 6%, due 07/25/37 (TAC)	10,439,335
29,015,000	Countrywide Home Loans Mortgage Pass Through Trust (07-8-1A24), 6%, due 01/25/38	22,819,772
59,928,862	Countrywide Home Loans Mortgage Pass Through Trust (07-J1-2A1), 6%, due 02/25/37	37,825,599
685,105	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/25/33	709,334
19,777,451	Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1), 6.5%, due 12/25/35	13,692,151
6,411,746	Credit Suisse First Boston Mortgage Securities Corp. (05-8-5A1), 18.81%, due 09/25/35 (I/F)(1)	6,807,118
14,870,561	Credit Suisse First Boston Mortgage Securities Corp. (05-9-3A2), 6%, due 10/25/35	10,020,438
21,735,920	Credit Suisse Mortgage Capital Certificates (06-6-1A1), 0.756%, due 07/25/36 (TAC)(1)	11,855,010
21,765,416	Credit Suisse Mortgage Capital Certificates (06-9-5A1), 5.5%, due 11/25/36	19,747,327
35,751,000	Credit Suisse Mortgage Capital Certificates (06-9-6A14), 6%, due 11/25/36	30,372,298
11,643,550	Credit Suisse Mortgage Capital Certificates (06-C5-A3), 5.311%, due 12/15/39	12,184,951
23,165,340	Credit Suisse Mortgage Capital Certificates (07-1-1A6A), 5.863%, due 01/25/37(1)	13,670,145
13,966,314	Credit Suisse Mortgage Capital Certificates (07-1-5A4), 6%, due 02/25/37	12,146,221
20,410,539	Downey Savings & Loan Association Mortgage Loan Trust (06-AR2-2A1A), 0.461%, due 11/19/37	15,437,520
935,328	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	1,032,503
394,182	Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31	439,830
1,457,288	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	1,594,060
6,772,159	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	7,148,261

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$7,245,177	Federal Home Loan Mortgage Corp. (2647-OV), 0%, due 07/15/33 (P/O)	$4,834,359
3,475,412	Federal Home Loan Mortgage Corp. (2649-KX), 5%, due 07/15/33	3,523,118
24,122,521	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	25,379,780
9,791,000	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	10,386,509
6,634,054	Federal Home Loan Mortgage Corp. (2667-TN), 5%, due 07/15/33	6,846,803
709,900	Federal Home Loan Mortgage Corp. (2672-SH), 7.591%, due 09/15/33 (I/F)(1)	691,935
17,000,000	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23	18,024,848
25,743,532	Federal Home Loan Mortgage Corp. (2752-GZ), 5%, due 02/15/34 (PAC)(3)	26,522,225
23,000,000	Federal Home Loan Mortgage Corp. (2769-LB), 4%, due 03/15/19(3)	24,787,889
3,115,409	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	3,129,831
15,000,000	Federal Home Loan Mortgage Corp. (2773-EG), 4.5%, due 04/15/19 (PAC)(3)	16,109,987
627,659	Federal Home Loan Mortgage Corp. (2801-PS), 3.226%, due 05/15/34 (I/F)(1)	565,087
6,628,106	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC)	6,949,831
2,530,222	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O)	2,232,990
10,235,720	Federal Home Loan Mortgage Corp. (2903-ZU), 5%, due 07/15/31	10,462,562
22,932,552	Federal Home Loan Mortgage Corp. (2937-DE), 5%, due 11/15/32(3)	23,904,016
3,782,153	Federal Home Loan Mortgage Corp. (2992-JP), 4.75%, due 06/15/35 (PAC)	3,991,727
1,988,642	Federal Home Loan Mortgage Corp. (2995-ZL), 5.5%, due 06/15/35 (PAC)	1,995,329
10,000,000	Federal Home Loan Mortgage Corp. (2999-ND), 4.5%, due 07/15/20 (PAC)	10,629,413
10,576,599	Federal Home Loan Mortgage Corp. (3014-YH), 4.5%, due 08/15/35 (TAC)	11,224,819
6,743,901	Federal Home Loan Mortgage Corp. (3045-HZ), 4.5%, due 10/15/35	6,719,993
2,901,790	Federal Home Loan Mortgage Corp. (3057-OS), 11.676%, due 10/15/35 (I/F)(1)	2,842,577
6,201,920	Federal Home Loan Mortgage Corp. (3111-HK), 5.75%, due 02/15/36 (PAC)	6,442,802
28,555,487	Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36(3)	29,568,158
18,250,000	Federal Home Loan Mortgage Corp. (3146-GE), 5.5%, due 04/15/26(3)	20,013,063
22,882,354	Federal Home Loan Mortgage Corp. (3149-OD), 0%, due 05/15/36 (P/O) (PAC)	19,181,849
8,126,935	Federal Home Loan Mortgage Corp. (3154-B), 5%, due 08/15/32	8,741,975
6,693,206	Federal Home Loan Mortgage Corp. (3259-B), 6%, due 01/15/37	6,777,606
72,347,082	Federal Home Loan Mortgage Corp. (3315-S), 6.149%, due 05/15/37 (I/O) (I/F)(1)	8,811,202
18,597,144	Federal Home Loan Mortgage Corp. (3379-AB), 6%, due 07/15/36	20,095,328
49,771,499	Federal Home Loan Mortgage Corp. (3410-IS), 6.009%, due 02/15/38 (I/O) (I/F)(1)	6,300,574
30,208,213	Federal Home Loan Mortgage Corp. (3424-BI), 6.539%, due 04/15/38 (I/O) (I/F)(1)	4,162,275
7,964,490	Federal Home Loan Mortgage Corp. (3512-AY), 4%, due 02/15/24	8,143,368
20,228,882	Federal Home Loan Mortgage Corp. (3519-SH), 5.239%, due 07/15/37 (I/O) (I/F)(1)	1,853,348
81,499,292	Federal Home Loan Mortgage Corp. (3531-SC), 6.039%, due 05/15/39 (I/O) (I/F)(1)	9,650,796
18,299,737	Federal Home Loan Mortgage Corp. (3541-SA), 6.489%, due 06/15/39 (I/O) (I/F)(1)	1,970,995
68,407,252	Federal Home Loan Mortgage Corp. (3550-GS), 6.489%, due 07/15/39 (I/O) (I/F)(1)	9,371,841
11,943,734	Federal Home Loan Mortgage Corp. (3551-VZ), 5.5%, due 12/15/32	13,002,977
19,487,669	Federal Home Loan Mortgage Corp. (3557-KB), 4.5%, due 07/15/29	19,570,782
37,500,000	Federal Home Loan Mortgage Corp. (3557-NB), 4.5%, due 07/15/29	37,494,547

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$24,666,667	Federal Home Loan Mortgage Corp. (3558-KB), 4%, due 08/15/29	$24,616,601
45,000,000	Federal Home Loan Mortgage Corp. (3563-BD), 4%, due 08/15/24	44,438,058
25,000,000	Federal Home Loan Mortgage Corp. (3565-XB), 4%, due 08/15/24	24,316,583
9,001,604	Federal Home Loan Mortgage Corp. (3575-D), 4.5%, due 03/15/37	9,457,960
20,115,000	Federal Home Loan Mortgage Corp. (3626-MD), 5%, due 01/15/38 (PAC)	21,229,170
21,317,000	Federal Home Loan Mortgage Corp. (3645-KH), 5.5%, due 08/15/36	23,061,477
20,284,541	Federal Home Loan Mortgage Corp. (R002-ZA), 5.5%, due 06/15/35	21,978,471
33,000,000	Federal Home Loan Mortgage Corp. (R004-VG), 6%, due 08/15/21	35,794,592
1,426,711	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	1,556,324
15,440,000	Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18	16,351,859
6,028,982	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC)	6,382,115
26,814,520	Federal National Mortgage Association (03-54-PG), 5.5%, due 09/25/32 (PAC)(3)	28,883,384
2,869,753	Federal National Mortgage Association (04-52-SW), 6.84%, due 07/25/34 (I/O) (I/F)(1)	479,947
481,850	Federal National Mortgage Association (04-58-SU), 9.603%, due 04/25/34 (I/F)(1)	485,957
10,000,000	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	10,456,146
8,000,000	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	8,520,102
3,291,618	Federal National Mortgage Association (05-1-GZ), 5%, due 02/25/35	3,298,779
55,000,000	Federal National Mortgage Association (05-117-LC), 5.5%, due 11/25/35 (PAC)(3)	59,241,154
2,854,829	Federal National Mortgage Association (06-107-DS), 15.35%, due 11/25/36 (I/F)(1)	2,889,039
796,954	Federal National Mortgage Association (06-53-CB), 5%, due 06/25/36 (TAC)	800,161
69,236,416	Federal National Mortgage Association (07-103-AI), 6.244%, due 03/25/37 (I/O) (I/F)(1)	8,606,897
33,333,367	Federal National Mortgage Association (07-20-SI), 6.194%, due 03/25/37 (I/O) (I/F)(1)	4,432,468
33,213,011	Federal National Mortgage Association (07-21-SE), 6.184%, due 03/25/37 (I/O) (I/F)(1)	4,665,591
3,578,134	Federal National Mortgage Association (07-33-KP), 5.5%, due 04/25/37 (TAC)	3,625,507
14,154,684	Federal National Mortgage Association (07-5-PB), 6%, due 07/25/33 (PAC)(3)	14,678,641
39,303,974	Federal National Mortgage Association (07-56-SG), 6.154%, due 06/25/37 (I/O) (I/F)(1)	5,578,236
88,585,893	Federal National Mortgage Association (07-58-SV), 6.494%, due 06/25/37 (I/O) (I/F)(1)	11,374,562
12,787,528	Federal National Mortgage Association (07-61-AB), 6%, due 01/25/36	13,613,078
5,978,909	Federal National Mortgage Association (07-64-AN), 6%, due 09/25/36	6,335,688
20,280,735	Federal National Mortgage Association (07-65-S), 6.344%, due 07/25/37 (I/O) (I/F)(1)	2,541,786
18,391,591	Federal National Mortgage Association (07-74-AC), 5%, due 08/25/37	19,671,147
4,386,653	Federal National Mortgage Association (07-88-FY), 0.716%, due 09/25/37(1)	4,382,248
27,514,723	Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37	29,024,951
62,881,918	Federal National Mortgage Association (08-1-AI), 5.994%, due 05/25/37 (I/O) (I/F)(1)	6,440,221
37,692,790	Federal National Mortgage Association (08-13-SB), 5.984%, due 03/25/38 (I/O) (I/F)(1)	5,059,880
54,956,916	Federal National Mortgage Association (08-23-SB), 6.59%, due 04/25/38 (I/O) (I/F)(1)	8,319,895
15,548,638	Federal National Mortgage Association (08-35-SD), 6.19%, due 05/25/38 (I/O) (I/F)(1)	1,765,580
86,509,683	Federal National Mortgage Association (08-66-SG), 5.81%, due 08/25/38 (I/O) (I/F)(1)	11,178,773
45,520,626	Federal National Mortgage Association (08-68-SA), 5.71%, due 08/25/38 (I/O) (I/F)(1)	5,108,170

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$8,153,639	Federal National Mortgage Association (09-26-KB), 4%, due 04/24/24	$8,472,213
47,317,772	Federal National Mortgage Association (09-3-SH), 5.19%, due 06/25/37 (I/O) (I/F)(1)	4,423,544
16,228,307	Federal National Mortgage Association (09-47-SV), 6.494%, due 07/25/39 (I/O) (I/F)(1)	2,035,317
43,454,468	Federal National Mortgage Association (09-51-SA), 6.494%, due 07/25/39 (I/O) (I/F)(1)	6,296,074
22,706,611	Federal National Mortgage Association (09-6-SD), 5.294%, due 02/25/39 (I/O) (I/F)(1)	1,980,627
19,700,000	Federal National Mortgage Association (09-68-KB), 4%, due 09/25/24(3)	19,260,690
26,860,368	Federal National Mortgage Association (09-71-LB), 4%, due 09/25/29	25,786,356
34,000,000	Federal National Mortgage Association (09-72-AC), 4%, due 09/25/29	32,658,122
13,900,047	Federal National Mortgage Association (09-72-JS), 6.994%, due 09/25/39 (I/O) (I/F)(1)	1,570,131
50,587,949	Federal National Mortgage Association (09-89-BZ), 4.5%, due 11/25/39	49,481,191
36,534,714	Federal National Mortgage Association (09-91-DZ), 4.5%, due 11/25/39	36,255,782
74,310,090	Federal National Mortgage Association (10-99-NI), 6%, due 09/25/40 (I/O)	14,098,289
392,652	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC)	411,883
2,268,949	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O)	2,013,485
138,084	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	156,896
35,500,000	Federal National Mortgage Association Whole Loans (04-W10-A5), 5.5%, due 08/25/34 (PAC)(3)	38,295,625
2,796,005	Government National Mortgage Association (03-42-SH), 6.289%, due 05/20/33 (I/O) (I/F)(1)	424,593
463,026	Government National Mortgage Association (03-98-CO), 0%, due 11/20/33 (P/O)	270,187
74,822,840	Government National Mortgage Association (10-116-MP), 3.5%, due 09/16/40 (PAC)	74,874,871
38,963,000	Greenwich Capital Commercial Funding Corp. (06-GG7-A4), 5.883%, due 07/10/38(1)	42,775,023
45,091,600	Greenwich Capital Commercial Funding Corp. (07-GG9-A4), 5.444%, due 03/10/39	47,965,594
18,092,089	GSR Mortgage Loan Trust (06-1F-3A1), 0.856%, due 02/25/36(1)	11,890,826
36,346,756	GSR Mortgage Loan Trust (06-6F-2A3), 6%, due 07/25/36	29,602,208
40,000,000	GSR Mortgage Loan Trust (07-3F-3A7), 6%, due 05/25/37	36,791,240
2,792,398	Harborview Mortgage Loan Trust (04-10-3A1A), 3.005%, due 01/19/35(1)	2,226,184
16,559,381	Homebanc Mortgage Trust (05-3-A1), 0.5%, due 07/25/35(1)	13,938,170
15,325,416	Indymac Index Mortgage Loan Trust (05-AR23-6A1), 5.222%, due 11/25/35(1)	12,185,292
12,602,532	Indymac Index Mortgage Loan Trust (05-AR7-2A1), 2.687%, due 06/25/35(1)	9,131,472
12,480,335	Indymac Index Mortgage Loan Trust (06-AR19-4A1), 5.206%, due 08/25/36(1)	8,130,578
23,260,584	Indymac Index Mortgage Loan Trust (07-AR13-4A1), 5.167%, due 07/01/37(1)	12,051,555
15,024,488	Indymac Index Mortgage Loan Trust (07-AR5-1A1), 5.056%, due 05/25/37(1)	7,705,355
21,765,572	Indymac Index Mortgage Loan Trust (07-AR5-2A1), 5.083%, due 05/25/37(1)	13,427,508
30,612,742	JP Morgan Alternative Loan Trust (06-A4-A8), 6.2%, due 09/25/36	26,485,501
13,876,117	JP Morgan Alternative Loan Trust (07-A1-2A1), 5.86%, due 03/25/37(1)	8,336,993
11,925,662	JP Morgan Alternative Loan Trust (08-R2-A1), (144A), 6%, due 11/25/36(2)	9,266,335
18,111,250	JP Morgan Alternative Loan Trust (08-R4-1A1), (144A), 6%, due 12/25/36(2)	14,570,600

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$15,225,000	JP Morgan Chase Commercial Mortgage Securities Corp. (07-LDPX-A3), 5.42%, due 01/15/49	$15,987,214
3,974,645	LB-UBS Commercial Mortgage Trust (01-C2-A2), 6.653%, due 11/15/27	3,980,654
4,684,924	Lehman Mortgage Trust (05-1-4A3), 0.606%, due 11/25/35(1)	3,785,516
1,703,609	Lehman Mortgage Trust (05-1-4A4), 18.948%, due 11/25/35 (I/F)(1)	2,035,713
6,801,604	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20	6,662,442
10,095,323	Lehman Mortgage Trust (05-2-5A5), 5.75%, due 12/25/35	7,739,105
12,060,537	Lehman Mortgage Trust (06-5-1A1), 6%, due 09/25/36	10,647,645
14,831,058	Lehman Mortgage Trust (07-10-4A1), 6%, due 01/25/27	13,578,130
4,978,135	Lehman Mortgage Trust (07-8-2A1), 6.5%, due 09/25/37	4,093,311
12,861,282	Lehman XS Trust (07-14H-A211), 0.731%, due 07/25/47(1)	5,912,181
12,142,140	MASTR Alternative Loans Trust (05-4-1A1), 6.5%, due 05/25/35	10,720,236
1,302,452	MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	1,354,719
17,529,760	Merrill Lynch Mortgage Investors Trust (06-A1-1A1), 3.382%, due 03/25/36(1)	10,949,060
23,803,000	Morgan Stanley Capital I Trust (07-T25-A3), 5.514%, due 11/12/49(1)	25,645,319
12,935,000	Morgan Stanley Capital I Trust (07-T27-A4), 5.649%, due 06/11/42	14,065,342
29,181,348	Morgan Stanley Mortgage Loan Trust (06-11-1A2), 6.354%, due 08/25/36(1)	16,624,147
28,942,038	NCUA Guaranteed Note (10-R2-1A), 0.633%, due 11/06/17(1)	28,942,038
13,374,258	NCUA Guaranteed Note (10-R2-2A), 0.733%, due 11/05/20(1)	13,313,656
26,630,993	NCUA Guaranteed Note (10-R3-1A), 0.823%, due 12/08/20(1)	26,647,770
22,399,082	NCUA Guaranteed Note (10-R3-2A), 0.823%, due 12/08/20(1)	22,413,194
25,862,962	NCUA Guaranteed Notes (10-R1-1A), 0.716%, due 10/07/20(1)	25,862,962
470,631	Nomura Asset Acceptance Corp. (06-AR4-A1A), 0.426%, due 12/25/36(1)	234,453
56,798,861	Opteum Mortgage Acceptance Corp. (06-1-2A1), 5.75%, due 04/25/36	50,740,882
24,331,692	Prime Mortgage Trust (06-1-1A1), 5.5%, due 06/25/36	19,669,360
30,188,091	Prime Mortgage Trust (06-DR1-2A1), (144A), 5.5%, due 05/25/35(2)	26,645,700
15,540,251	RBSGC Mortgage Pass Through Certificates (08-B-A1), (144A), 6%, due 06/25/37(2)	13,381,051
5,962,276	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35	5,144,469
12,384,976	Residential Accredit Loans, Inc. (06-QS5-A5), 6%, due 05/25/36	7,734,695
25,410,854	Residential Accredit Loans, Inc. (06-QS7-A3), 6%, due 06/25/36	15,928,844
11,118,664	Residential Accredit Loans, Inc. (07-QS6-A45), 5.75%, due 04/25/37	6,878,234
19,462,723	Residential Asset Securitization Trust (05-A15-1A2), 5.75%, due 02/25/36 (PAC)	16,196,696
9,472,944	Residential Funding Mortgage Securities I (06-S10-1A1), 6%, due 10/25/36	8,461,849
11,500,000	Residential Funding Mortgage Securities I (06-S5-A12), 6%, due 06/25/36 (PAC)	9,375,621
5,254,047	Residential Funding Mortgage Securities I (06-S9-A3), 5.75%, due 09/25/36 (PAC)	4,674,379
30,000,000	Residential Funding Mortgage Securities I (07-S2-A9), 6%, due 02/25/37	25,446,828
22,120,877	Structured Adjustable Rate Mortgage Loan Trust (05-23-3A1), 5.837%, due 01/25/36(1)	17,419,704
10,286,970	Structured Adjustable Rate Mortgage Loan Trust (06-3-4A), 5.695%, due 04/25/36(1)	8,138,588
27,873,103	Structured Asset Mortgage Investments, Inc. (07-AR6-A1), 1.823%, due 08/25/47	17,517,590
1,334,810	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	1,407,731

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$8,645,000	TIAA Seasoned Commercial Mortgage Trust (07-C4-A3), 6.041%, due 08/15/39(1)	$9,437,088
5,093,575	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36	4,334,985
7,188,084	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1), 0.856%, due 07/25/36(1)	3,912,529
5,219,132	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-2CB2), 0.856%, due 07/25/36(1)	1,955,609
45,011,274	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-4-1A1), 5.5%, due 06/25/37	36,727,125
11,947,578	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-5-A6), 6%, due 06/25/37	8,823,048
62,192	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS2-3A1), 6.5%, due 05/25/32	63,454
35,479,054	Wells Fargo Alternative Loan Trust (07-PA3-2A4), 6%, due 07/25/37	31,305,582
1,341,511	Wells Fargo Mortgage Backed Securities Trust (06-16-A18), 5%, due 11/25/36	1,164,998
21,249,000	Wells Fargo Mortgage Backed Securities Trust (07-10-1A32), 6%, due 07/25/37	20,169,253
3,871,967	Wells Fargo Mortgage Backed Securities Trust (07-11-A88), 6%, due 08/25/37	3,443,422
33,329,029	Wells Fargo Mortgage Loan Trust (10-RR4-1A2), (144A), 5.594%, due 12/27/46(1)(2)	16,960,110

	Total Collateralized Mortgage Obligations (Cost: $2,754,607,656)	2,984,730,188

	U.S. Government Agency Obligations (33.7%)
52,765,000	Federal Farm Credit Bank, 0.27%, due 08/08/12(1)	52,715,665
54,445,000	Federal Farm Credit Bank, 0.27%, due 08/20/12(1)	54,390,228
108,000,000	Federal Home Loan Mortgage Corp., 0.31%, due 10/12/12(1)	108,255,312
948,621	Federal Home Loan Mortgage Corp., Pool #1B2650, 4.734%, due 11/01/34(1)	1,006,003
14,550	Federal Home Loan Mortgage Corp., Pool #755183, 10.046%, due 12/01/15(1)	14,584
98,782	Federal Home Loan Mortgage Corp., Pool #755363, 2.673%, due 09/01/30(1)	103,607
128,030	Federal Home Loan Mortgage Corp., Pool #789924, 2.474%, due 11/01/32(1)	134,299
6,706	Federal Home Loan Mortgage Corp., Pool #846317, 2.477%, due 08/01/26(1)	6,845
58,839	Federal Home Loan Mortgage Corp., Pool #846510, 2.546%, due 04/01/25(1)	61,793
115,781	Federal Home Loan Mortgage Corp., Pool #846732, 2.499%, due 01/01/30(1)	119,137
25,958,682	Federal Home Loan Mortgage Corp., Pool #A88591, 5%, due 09/01/39(3)	27,316,587
78,978,319	Federal Home Loan Mortgage Corp., Pool #A91162, 5%, due 02/01/40(3)	83,948,839
24,068,667	Federal Home Loan Mortgage Corp., Pool #A92195, 5%, due 05/01/40(3)	25,419,709
59,648	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	63,806
63,141	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	67,542
201,352	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	215,387
92,936	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	99,414
345,637	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	378,170
1,662,091	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	1,749,035

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$71,710,623	Federal Home Loan Mortgage Corp., Pool #G06173, 4%, due 11/01/40	$71,211,205
2,647,481	Federal Home Loan Mortgage Corp., Pool #G11678, 4.5%, due 04/01/20	2,799,528
6,657,851	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22	7,207,956
8,146,364	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20	8,614,215
8,651,616	Federal Home Loan Mortgage Corp., Pool #G13390, 6%, due 01/01/24	9,454,744
64,773	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	72,615
17,489,287	Federal Home Loan Mortgage Corp., Pool #G30450, 6%, due 01/01/29	19,089,557
17,564,975	Federal Home Loan Mortgage Corp., Pool #G30452, 6%, due 10/01/28	19,172,170
25,079,368	Federal Home Loan Mortgage Corp., Pool #G30454, 5%, due 05/01/29	26,456,382
2,049,996	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37	2,158,742
52,588,609	Federal Home Loan Mortgage Corp., Pool #J13884, 3.5%, due 12/01/25	52,907,248
15,305,310	Federal Home Loan Mortgage Corp., Pool #N70081, 5.5%, due 07/01/38	16,326,263
20,388,540	Federal Home Loan Mortgage Corp., Pool #P51350, 5%, due 03/01/36	21,329,598
131,320,000	Federal Home Loan Mortgage Corp. TBA, 3.5%(4)	132,099,712
53,455,000	Federal National Mortgage Association, 0.291%, due 10/18/12(1)	53,455,030
45,924	Federal National Mortgage Association, Pool #124410, 2.429%, due 07/01/22(1)	47,233
430,198	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	464,935
1,160,530	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	1,258,595
26,051,303	Federal National Mortgage Association, Pool #257536, 5%, due 01/01/29	27,460,865
14,347,361	Federal National Mortgage Association, Pool #310033, 6%, due 07/01/47	15,579,377
49,638	Federal National Mortgage Association, Pool #348025, 2.545%, due 06/01/26(1)	50,427
38,960,472	Federal National Mortgage Association, Pool #555424, 5.5%, due 05/01/33	41,874,899
4,438,566	Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18	4,637,536
174,951	Federal National Mortgage Association, Pool #655819, 2.493%, due 08/01/32(1)	183,939
84,928	Federal National Mortgage Association, Pool #661856, 2.69%, due 10/01/32(1)	84,862
1,341,021	Federal National Mortgage Association, Pool #671133, 5.259%, due 02/01/33(1)	1,406,284
303,106	Federal National Mortgage Association, Pool #672272, 2.354%, due 12/01/32(1)	316,257
573,455	Federal National Mortgage Association, Pool #676766, 2.329%, due 01/01/33(1)	597,940
507,358	Federal National Mortgage Association, Pool #687847, 2.418%, due 02/01/33(1)	530,591
1,765,102	Federal National Mortgage Association, Pool #692104, 5.054%, due 02/01/33(1)	1,842,908
963,372	Federal National Mortgage Association, Pool #699866, 2.369%, due 04/01/33(1)	1,012,650
582,391	Federal National Mortgage Association, Pool #704454, 2.537%, due 05/01/33(1)	610,763
817,859	Federal National Mortgage Association, Pool #708820, 4.502%, due 06/01/33(1)	864,382
2,182,222	Federal National Mortgage Association, Pool #725275, 4%, due 02/01/19	2,276,216
599,790	Federal National Mortgage Association, Pool #728824, 2.805%, due 07/01/33(1)	629,599
3,157,163	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	3,379,802
140,801	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	150,834
1,103,209	Federal National Mortgage Association, Pool #821915, 2.685%, due 06/01/35(1)	1,158,329
5,764,760	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37	6,474,996

See accompanying notes to Schedule of Investments.

Principal Amount	Fixed Income Securities	Value
$26,394,639	Federal National Mortgage Association, Pool #934103, 5%, due 07/01/38	$27,435,106
31,325,485	Federal National Mortgage Association, Pool #957876, 4.662%, due 05/01/18(1)	32,051,062
20,841,312	Federal National Mortgage Association, Pool #979563, 5%, due 04/01/28	21,982,001
9,648,508	Federal National Mortgage Association, Pool #995040, 5%, due 06/01/23	10,251,708
26,027,298	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24	28,284,353
26,922,570	Federal National Mortgage Association, Pool #995573, 6%, due 01/01/49	28,935,752
14,231,327	Federal National Mortgage Association, Pool #995745, 6.5%, due 01/01/49	15,656,366
45,134,721	Federal National Mortgage Association, Pool #995953, 6%, due 11/01/28	49,109,194
31,630,264	Federal National Mortgage Association, Pool #995954, 6%, due 03/01/29	34,415,561
18,207,202	Federal National Mortgage Association, Pool #AA3303, 5.5%, due 06/01/38	19,347,428
100,429,394	Federal National Mortgage Association, Pool #AB1617, 4%, due 10/01/40	99,886,900
21,902,303	Federal National Mortgage Association, Pool #AC1602, 4.5%, due 09/01/29	22,744,174
14,590,085	Federal National Mortgage Association, Pool #AD0791, 4.761%, due 02/01/20	15,410,595
46,893,315	Federal National Mortgage Association, Pool #MA0171, 4.5%, due 09/01/29	48,695,780
283,850,000	Federal National Mortgage Association TBA, 3.5%(4)	285,624,062
45,282,747	Government National Mortgage Association, Pool #782902, 4.5%, due 02/15/40(1)	47,196,649
100,141	Government National Mortgage Association II, Pool #631684, 7%, due 08/20/34	113,945
110,020	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34	125,186
885,001	Government National Mortgage Association II, Pool #80963, 2.625%, due 07/20/34(1)	907,110

	Total U.S. Government Agency Obligations (Cost: $1,680,428,982)	1,699,488,078

	U.S. Treasury Bond (Cost: $12,044,130) (0.2%)
11,552,156	U.S. Treasury Inflation Indexed Bond, 3.375%, due 01/15/12(5)	12,079,223

	U.S. Treasury Notes (3.6%)
27,395,000	U.S. Treasury Note, 1%, due 08/31/11	27,521,263
162,325,000	U.S. Treasury Note, 2.625%, due 08/15/20	153,054,782

	Total U.S. Treasury Notes (Cost: $187,812,657)	180,576,045

	Total Fixed Income Securities (Cost: $5,070,553,146) (106.1%)	5,346,457,298

Number of Shares	Money Market Investments (1.7% )
3,360	BlackRock Provident Institutional Fund, 0.17%	3,360
59,005,858	Dreyfus Institutional Cash Advantage Fund, 0.18%	59,005,858
25,000,000	DWS Money Market Series, Institutional Shares, 0.17%	25,000,000

	Total Money Market Investments (Cost: $84,009,218)	84,009,218

See accompanying notes to Schedule of Investments.

Principal Amount	Short-Term Investments	Value
$ 4,605,407	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 02/01/11 (collateralized by $4,650,000 U.S. Treasury Note, 1.00%, due 04/30/12, valued at $4,699,755) (Total Amount to be Received Upon Repurchase $4,605,408)	$4,605,407

	Total Short-Term Investments (Cost: $4,605,407) (0.1%)	4,605,407

	Total Investments (Cost: $5,159,167,771) (107.9%)	5,435,071,923
	Liabilities in Excess of Other Assets (-7.9%)	(398,463,588)

	Net Assets (100.0%)	$5,036,608,335

Notes to the Schedule of Investments:

I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
TAC	-	Target Amortization Class.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2011.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the value of these securities amounted to $113,392,922 or 2.3% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(3)		All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2).

(4)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(5)		Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

See accompanying notes to Schedule of Investments.

FIXED INCOME FUNDS

TCW Total Return Bond Fund

Investments by Industry (Unaudited)	January 31, 2011

Industry	Percentage of Net Assets
Asset-Backed Securities	5.2%
Private Mortgage-Backed Securities	37.7
U.S. Government Agency Obligations	59.4
U.S. Government Obligations	3.8
Short-Term Investments	1.8

Total	107.9%

See accompanying notes to financial statements.

TCW Funds, Inc.

Notes to Schedules of Investments (Unaudited)	January 31, 2011

Note 1 – Security Valuation

Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price as furnished by independent pricing services or by dealer quotations.

The value of securities held in the TCW Money Market Fund, as well as short-term debt securities in other Fixed Income Funds with remaining maturities of 60 days or less at the time of purchase, is determined by using the amortized cost method applied to each individual security which approximates market value.

Other short-term debt securities, other than those securities identified in the preceding paragraph, are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value on the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale, bid or amortized cost prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principals generally accepted in the United States of America, the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as depositary receipts, futures, exchange-traded funds (“ETFs”), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage- backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

The following is a summary of the inputs used as of January 31, 2011.

TCW Money Market Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Commercial Paper
Automotive	$—	$1,399,378	$—	$1,399,378
Banking	—	4,401,620	—	4,401,620
Financial Services	—	2,797,625	—	2,797,625
Oil & Gas	—	1,399,216	—	1,399,216

Total Commercial Paper	—	9,997,839	—	9,997,839

Corporate Bonds
Banking	—	11,947,083	—	11,947,083
Beverages, Food & Tobacco	—	1,403,417	—	1,403,417
Computers & Information	—	3,928,325	—	3,928,325
Entertainment & Leisure	—	1,228,498	—	1,228,498
Financial Services	—	10,172,410	—	10,172,410
Insurance	—	2,246,190	—	2,246,190
Oil & Gas	—	2,935,688	—	2,935,688
Pharmaceuticals	—	1,471,112	—	1,471,112
Restaurants	—	1,621,011	—	1,621,011
Retailers	—	200,276	—	200,276
Telephone Communications, exc. Radio	—	2,012,718	—	2,012,718
Telephone Systems	—	1,511,067	—	1,511,067
U.S. Government Agency Obligations	—	16,198,729	—	16,198,729

Total Corporate Bonds	—	56,876,524	—	56,876,524

Municipal Bonds	—	5,835,227	—	5,835,227
Money Market Investments	10,836,903	—	—	10,836,903
Repurchase Agreements	—	58,731,332	—	58,731,332

Total	$10,836,903	$131,440,922	$—	$142,277,825

TCW Core Fixed Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Bonds*	$—	$59,515,282	$—	$59,515,282
Municipal Bonds	—	10,146,829	—	10,146,829
Asset-Backed Securities	—	6,335,541	—	6,335,541
Collateralized Mortgage Obligations	—	74,975,998	—	74,975,998
Foreign Government Bonds	—	1,462,090	—	1,462,090
U.S. Government Agency Obligations	—	132,248,690	—	132,248,690
U.S. Treasury Bond	3,267,239	—	—	3,267,239
U.S. Treasury Notes	52,597,102	—	—	52,597,102

Total Fixed Income Securities	55,864,341	284,684,430	—	340,548,771

Money Market Investments	28,991,586	—	—	28,991,586
Short-Term Investments	—	502,274	—	502,274

Total	$84,855,927	$285,186,704	$—	$370,042,631

*	See Schedule of Investments for corresponding industries

TCW Emerging Markets Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Airlines	$—	$32,652,875	$—	$32,652,875
Banking	—	271,669,242	—	271,669,242
Beverages, Food & Tobacco	—	15,030,424	—	15,030,424
Building Materials	—	10,296,878	—	10,296,878
Chemicals	—	20,838,813	—	20,838,813
Coal	—	34,582,597	—	34,582,597
Electric Utilities	—	38,032,957	—	38,032,957
Electrical Equipment	—	13,746,275	—	13,746,275
Electronics	—	15,523,470	—	15,523,470
Financial Services	—	148,592,951	2,054,250	150,647,201
Forest Products & Paper	—	27,291,035	—	27,291,035
Heavy Construction	—	11,484,725	—	11,484,725
Heavy Machinery	—	8,817,655	—	8,817,655
Media - Broadcasting & Publishing	—	23,311,737	—	23,311,737
Metals	—	53,968,836	—	53,968,836
Mining	—	8,844,075	—	8,844,075
Miscellaneous	—	57,934,744	—	57,934,744
Oil & Gas	—	141,391,981	—	141,391,981
Real Estate	—	82,468,009	—	82,468,009
Sovereign Government	—	440,669,772	—	440,669,772
Telephone Systems	—	39,100,275	—	39,100,275

Total Fixed Income Securities	—	1,496,249,326	2,054,250	1,498,303,576

Short-Term Investments	—	106,582,465	—	106,582,465

Total	$—	$1,602,831,791	$2,054,250	$1,604,886,041

TCW Emerging Markets Local Currency Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banking	$—	$233,687	$—	$233,687
Electric Utilities	—	1,233,346	—	1,233,346
Financial Services	—	195,160	—	195,160
Media - Broadcasting & Publishing	—	481,338	—	481,338
Metals	—	442,793	—	442,793
Real Estate	—	724,035	—	724,035
Sovereign Government	—	7,340,687	—	7,340,687

Total Fixed Income Securities	—	10,651,046	—	10,651,046

Short-Term Investments	—	684,108	—	684,108

Total	$—	$11,335,154	$—	$11,335,154

TCW High Yield Bond

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Bank Loans*	$—	$826,900	$—	$826,900
Corporate Bonds*	—	109,866,704	—	109,866,704
Municipal Bonds	—	2,257,500	—	2,257,500
Equity Securities*	—	955,426	—	955,426
Money Market Investments	4,100,000	—	—	4,100,000
Short-Term Investments	—	1,534,470	—	1,534,470

Total	$4,100,000	$115,441,000	$—	$119,541,000

*	See Schedule of Investments for corresponding industries.

TCW Short Term Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset-Backed Securities	$—	$4,227,689	$—	$4,227,689
Collateralized Mortgage Obligations	—	24,208,355	—	24,208,355
U.S. Government Agency Obligations	—	10,582,111	—	10,582,111
Corporate Bonds*	—	8,631,956	—	8,631,956
Municipal Bonds	—	749,304	—	749,304
U.S. Treasury Bond	128,845	—	—	128,845

Total Fixed Income Securities	128,845	48,399,415	—	48,528,260

Money Market Investments	960,000	—	—	960,000
Short-Term Investments	—	322,545	—	322,545

Total	$1,088,845	$48,721,960	$—	$49,810,805

*	See Schedule of Investments for corresponding industries.

TCW Total Return Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset-Backed Securities	$—	$469,583,764	$—	$469,583,764
Collateralized Mortgage Obligations	—	2,984,730,188	—	2,984,730,188
U.S. Government Agency Obligations	—	1,699,488,078	—	1,699,488,078
U.S. Treasury Bond	12,079,223	—	—	12,079,223
U.S. Treasury Notes	180,576,045	—	—	180,576,045

Total Fixed Income Securities	192,655,268	5,153,802,030	—	5,346,457,298

Money Market Investments	84,009,218	—	—	84,009,218
Short-Term Investments	—	4,605,407	—	4,605,407

Total	$276,664,486	$5,158,407,437	$—	$5,435,071,923

The Funds did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended January 31, 2011.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in to Level 3*		Net Transfers out of Level 3*		Balance as of January 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Held at January 31, 2011
TCW Core Fixed Income Fund
Corporate Bonds	$1,052	$—	$—	$—	$—		$(1,052	)**	$—	$—
Equity Securities	10	—	—	(10)	—		—		—	—

Total	$1,062	$—	$—	$(10)	$—		$(1,052)		$—	$—

TCW Emering Markets Income Fund
Corporate Bonds	$—	$—	$272,350	$(396,900)	$2,178,800	**	$—		$2,054,250	$625,535

Total	$—	$—	$272,350	$(396,900)	$2,178,800		$—		$2,054,250	$625,535

TCW High Yield Bond Fund
Corporate Bonds	$17,893	$—	$—	$—	$—		$(17,893	)**	$—	$—
Equity Securities	170	—	—	(170)	—		—		—	—

Total	$18,063	$—	$—	$(170)	$—		$(17,893)		$—	$—

*	The Fund(s) recognize transfers in and transfers out at the beginning of the period.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Forward Foreign Currency Contracts: The TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. There were no forward foreign currency contracts outstanding at January 31, 2011.

Mortgage-Backed Securities: The TCW Core Fixed Income Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. These funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. These Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The TCW Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The TCW Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions: The TCW Funds may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

Dollar Roll Transactions: The TCW Core Fixed Income Fund, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions for the period ended January 31, 2011.

Repurchase Agreements: The TCW Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank or designated subcustodians under tri-party repurchase agreements until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Reverse Repurchase Agreements: All Fixed Income Funds, except the TCW High Yield Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at January 31, 2011.

Note 2 – Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At January 31, 2011, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Core Fixed Income Fund	$8,792	$(2,711)	$6,081	$363,962
TCW Emerging Markets Income Fund	35,002	(30,403)	4,599	1,600,287
TCW Emerging Markets Local Currency Income Fund	143	(211)	(68)	11,403
TCW High Yield Bond Fund	6,812	(2,216)	4,596	114,945
TCW Short Term Bond Fund	469	(447)	22	49,789
TCW Total Return Bond Fund	447,571	(172,087)	275,484	5,159,588

The Funds did not have any unrecognized tax benefits at January 31, 2011, nor were there any increases or decreases in unrecognized tax benefits for the three months ended January 31, 2011. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 3 – Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at January 31, 2011.

Note 4 – Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact of adoption of this ASU will have on the Funds’ financial statement disclosures.

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TCW Funds, Inc.

By (Signature and Title)	/s/ Charles W. Baldiswieler
Charles W. Baldiswieler President and Chief Executive Officer

Date March 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles W. Baldiswieler
Charles W. Baldiswieler President and Chief Executive Officer

Date March 18, 2011

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito Treasurer and Chief Financial Officer

Date March 18, 2011